      AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON JANUARY 20, 2012.


                                                            FILE NOS. 333-178849

                                                                       811-08810
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4
                             REGISTRATION STATEMENT

                                      UNDER



                             THE SECURITIES ACT OF 1933

                            Pre-Effective Amendment No.                          [ ]

                           Post-Effective Amendment No. 1                        [X]



                                     and/or

                             REGISTRATION STATEMENT

                              UNDER THE INVESTMENT



                                 COMPANY ACT OF 1940

                                   Amendment No. 1                               [X]



                        (CHECK APPROPRIATE BOX OR BOXES)

                                  ------------

                          FS VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)


        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                               (Name of Depositor)

                           ONE WORLD FINANCIAL CENTER
                               200 LIBERTY STREET
                            NEW YORK, NEW YORK 10281
              (Address of Depositor's Principal Offices) (Zip Code)

        DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 996-9786


                             MALLARY L. REZNIK, ESQ.


                     C/O SUNAMERICA RETIREMENT MARKETS, INC.

                               1 SUNAMERICA CENTER


                       LOS ANGELES, CALIFORNIA 90067-6121

      (Name and Address of Agent for Service for Depositor and Registrant)



Approximate Date of Proposed Public Offering: Continuous.



It is proposed that this filing will become effective:



[ ] immediately upon filing pursuant to paragraph (b) of Rule 485



[ ] on (date) pursuant to paragraph (b) of Rule 485





[X] 60 days after filing pursuant to paragraph (a)(1) of Rule 485



[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.



If appropriate, check the following box:



[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



Title of Securities Being Registered: Units of interest in FS Variable Separate Account of The United States Life Insurance Company in the City of New York under variable annuity contracts.


Registrant does not intend for this Post-Effective Amendment No. 1 and Amendment No. 1 to delete from this Registration Statement, any document included in the Registration Statement but not filed herein including any currently effective Prospectus, Statement of Additional Information or supplements thereto.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                          FS VARIABLE SEPARATE ACCOUNT



                              PART A -- PROSPECTUS



Incorporated by reference to the Prospectus as filed under Form N-4, Pre-Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No. 1 under the Investment Company Act of 1940, File Nos. 333-178849 and 811-08810 filed on January 3, 2012, Accession No. 0000950123-11-104758.

                  PART B -- STATEMENT OF ADDITIONAL INFORMATION



Incorporated by reference to the Statement of Additional Information as filed under Form N-4, Pre-Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No. 1 under the Investment Company Act of 1940, File Nos. 333-178849 and 811-08810 filed on January 3, 2012, Accession No. 0000950123-11-
104758 excluding financial statements.



                                     PART C



Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

--------------------------------------------------------------------------------

                          FS VARIABLE SEPARATE ACCOUNT

                          SUPPLEMENT TO THE PROSPECTUS

                  POLARIS RETIREMENT PROTECTOR VARIABLE ANNUITY
                              DATED JANUARY 3, 2012

--------------------------------------------------------------------------------

     The date of the prospectus has been changed to January 23, 2012. All references in the prospectus to the date of the Statement of Additional Information are hereby changed to January 23, 2012.































Dated: January 23, 2012



                Please keep this Supplement with your Prospectus

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

--------------------------------------------------------------------------------

                          FS VARIABLE SEPARATE ACCOUNT

              SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION

                  POLARIS RETIREMENT PROTECTOR VARIABLE ANNUITY
                              DATED JANUARY 3, 2012

--------------------------------------------------------------------------------

     The date of the Statement of Additional Information has been changed to January 23, 2012.

The following replaces the description of the United States Life Insurance Company in the City of New York financial statements in the FINANCIAL STATEMENTS section of the Statement of Additional Information:

The following financial statements are included herein:

The United States Life Insurance Company in the City of New York Financial
Statements:
-   Report of Independent Registered Public Accounting Firm
-   Balance Sheets as of December 31, 2010 (Restated) and 2009
-   Statements of Income (Loss) for the years ended December 31, 2010, 2009 and
    2008
- Statements of Comprehensive Income (Loss) for the years ended December 31, 2010 (Restated), 2009 and 2008
- Statements of Shareholder's Equity for the years ended December 31, 2010 (Restated), 2009 and 2008
-   Statements of Cash Flows for the years ended December 31, 2010, 2009 and
    2008

Pro Forma financial statements (unaudited) of The United States Life Insurance Company in the City of New York at September 30, 2011 and December 31, 2010, and for the nine months ended September 30, 2011, and 2010, and financial statements (unaudited) for FS Variable Separate Accounts at September 30, 2011 and for the nine months ended September 30, 2011, are included herein.





Dated: January 23, 2012



    Please keep this Supplement with your Statement of Additional Information

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                         INDEX TO FINANCIAL STATEMENTS

                                                                                                        Page
                                                                                                       Numbers
                                                                                                      ---------
Report of Independent Registered Public Accounting Firm                                                       1

Balance Sheets - December 31, 2010 (Restated) and 2009                                                   2 to 3

Statements of Income (Loss) - Years Ended December 31, 2010, 2009 and 2008                                    4

Statements of Comprehensive Income (Loss) - Years Ended December 31, 2010 (Restated), 2009 and 2008           5

Statements of Shareholder's Equity - Years Ended December 31, 2010 (Restated), 2009 and 2008                  6

Statements of Cash Flows - Years Ended December 31, 2010, 2009 and 2008                                  7 to 8

Notes to Financial Statements                                                                           9 to 61

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of The United States Life Insurance Company in the City of New York:

In our opinion, the accompanying balance sheets and the related statements of income (loss), of comprehensive income (loss), of equity and of cash flows present fairly, in all material respects, the financial position of the United States Life Insurance Company in the City of New York (the "Company"), an indirect, wholly owned subsidiary of American International Group, Inc., at December 31, 2010 and 2009, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2010 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 1 to the financial statements, effective December 31, 2010, the Company merged with American International Life Assurance Company of New York, an affiliate, with the Company being the surviving legal entity.

As discussed in Note 3 to the financial statements, the Company changed the manner in which it accounts for other-than-temporary impairments of fixed maturity securities as of April 1, 2009.

As discussed in Notes 2, 10, 14, and 15 to the financial statements, the Company has restated its 2010 financial statements to correct an error.

/s/ PRICEWATERHOUSECOOPERS LLP

Houston, Texas

April 29, 2011, except for the effects of the restatement discussed in Notes 2, 10, 14, and 15 and the subsequent event discussed in Note 18, as to which the date is January 19, 2012

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                                 BALANCE SHEETS

                                                                                  December 31,
                                                                       -------------------------------------
                                                                            2010                 2009
                                                                       ---------------    ------------------
                                                                         (Restated)        (as adjusted, see
                                                                                              Note 1)
                                                                                 (In Millions)
ASSETS
Investments:
  Fixed maturity securities , available for s ale, at fair value
   (amortized cost: 2010 - $8,890; 2009 - $9,280)                      $         9,448    $            9,300
  Fixed maturity securities , trading, at fair value                                67                    40
  Equity securities , available for s ale, at fair value
   (cost: 2010 - $5; 2009 - $15)                                                     7                    19
  Mortgage and other loans receivable, (net of
   allowance: 2010 - $18; 2009 - $6)                                               734                   791
  Policy loans                                                                     216                   220
  Investment real estate                                                            22                    23
  Partnerships and other invested as sets                                          136                   125
  Short-term investments                                                           826                   611
                                                                       ---------------    ------------------
Total investments                                                               11,456                11,129

Cash                                                                                 5                    17
Accrued investment income                                                          120                   130
Reinsurance receivables                                                            285                   302
Deferred policy acquisition costs                                                  265                   324
Income taxes receivable                                                             95                   120
Other assets                                                                       104                   127
Separate account assets , at fair value                                             83                    86
                                                                       ---------------    ------------------
TOTAL ASSETS                                                           $        12,413    $           12,235
                                                                       ===============    ==================

                 See accompanying notes to financial statements

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                           BALANCE SHEETS (Continued)

                                                                                  December 31,
                                                                       -------------------------------------
                                                                            2010                 2009
                                                                       ---------------    ------------------
                                                                         (Restated)        (as adjusted, see
                                                                                              Note 1)
                                                                          (In Millions, except share data)
LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
  Future policy benefits                                               $         5,164    $            4,908
  Policyholder contract deposits                                                 4,077                 4,100
  Policy claims and benefits payable                                               270                   770
  Other policyholders' funds                                                       409                   419
  Reserve for unearned premiums                                                    106                   122
  Derivative liabilities                                                            16                     9
  Other liabilities                                                                139                   156
  Separate account liabilities                                                      83                    86
                                                                       ---------------    ------------------
TOTAL LIABILITIES                                                               10,264                10,570
                                                                       ---------------    ------------------
Commitments and contingent liabilities (see Note 13)

SHAREHOLDER'S EQUITY:
  Common stock, $2 par value, 1,980,658 shares
   authorized, issued and outstanding                                  $             4    $                4

  Additional paid-in capital                                                     2,187                 2,186
  Accumulated deficit                                                             (249)                 (553)
  Accumulated other comprehensive income                                           207                    28
                                                                       ---------------    ------------------
TOTAL SHAREHOLDER'S EQUITY                                                       2,149                 1,665
                                                                       ---------------    ------------------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                             $        12,413    $           12,235
                                                                       ===============    ==================

                 See accompanying notes to financial statements

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                          STATEMENTS OF INCOME (LOSS)

                                                                                Years ended December 31,
                                                              -------------------------------------------------------
                                                                    2010            2009                  2008
                                                              -----------    ------------------    ------------------
                                                                              (as adjusted, see     (as adjusted, see
                                                                                   Note 1)               Note 1)
                                                                                (In Millions)
REVENUES:
  Premiums and other considerations                           $       512    $              571    $              889
  Net investment income                                               747                   716                   750
  Net realized investment losses:
    Total other-than-temporary impairments on
     available for sale securities                                    (77)                 (147)                 (977)
    Portion of other-than-temporary impairments on
      available for sale fixed maturity securities
      recognized in accumulated other comprehensive income            (28)                   (4)                    -
                                                              -----------    ------------------    ------------------
    Net other-than-temporary impairments on available
     for sale securities recognized in net income (loss)             (105)                 (151)                 (977)
    Other realized investment gains (losses)                           42                     6                (1,254)
                                                              -----------    ------------------    ------------------
      Total net realized investment losses                            (63)                 (145)               (2,231)
Insurance charges                                                     191                   196                   197
Other                                                                  35                    33                    32
                                                              -----------    ------------------    ------------------
TOTAL REVENUES                                                      1,422                 1,371                  (363)
                                                              -----------    ------------------    ------------------

BENEFITS AND EXPENSES:
  Policyholder benefits                                               787                   820                 1,130
  Interest credited on policyholder contract deposits                 159                   166                   186
  Amortization of deferred policy acquisition costs                    48                    46                    19
  General and administrative expenses, net of deferrals               118                   142                   140
  Commissions, net of deferrals                                       100                   109                   123
                                                              -----------    ------------------    ------------------
TOTAL BENEFITS AND EXPENSES                                         1,212                 1,283                 1,598
                                                              -----------    ------------------    ------------------

INCOME (LOSS) BEFORE INCOME TAX EXPENSE (BENEFIT)                     210                    88                (1,961)

INCOME TAX EXPENSE (BENEFIT):
  Current                                                             (30)                   14                  (413)
  Deferred                                                            (64)                   24                   461
                                                              -----------    ------------------    ------------------
TOTAL INCOME TAX EXPENSE (BENEFIT)                                    (94)                   38                    48
                                                              -----------    ------------------    ------------------

NET INCOME (LOSS)                                             $       304    $               50    $           (2,009)
                                                              ===========    ==================    ==================

                 See accompanying notes to financial statements

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

                                                                               Years ended December 31,
                                                            ------------------------------------------------------
                                                               2010              2009                  2008
                                                            ----------    ------------------    ------------------
                                                            (Restated)     (as adjusted, see     (as adjusted, see
                                                                                Note 1)               Note 1)
                                                                             (In Millions)
NET INCOME (LOSS)                                           $      304    $               50    $           (2,009)

OTHER COMPREHENSIVE INCOME (LOSS):

  Net unrealized gains of fixed maturity investments
   on which other-than-temporary credit impairments
   were taken - net of reclassification adjustments                 69                    79                     -
  Deferred income tax expense on above changes                     (28)                  (19)                    -

  Net unrealized gains (losses) on all other invested
   assets arising during the current period - net of
   reclassification adjustments                                    465                 1,035                  (414)
  Deferred income tax (expense) benefit on above changes          (163)                 (362)                  145

  Adjustment to deferred policy acquisition costs                  (35)                  (74)                   42
  Deferred income tax (expense) benefit on above changes            12                    26                   (15)

  Insurance loss recognition                                      (217)                    -                     -
  Deferred income tax benefit on above changes                      76                     -                     -
                                                            ----------    ------------------    ------------------

OTHER COMPREHENSIVE INCOME (LOSS)                                  179                   685                  (242)
                                                            ----------    ------------------    ------------------

COMPREHENSIVE INCOME (LOSS)                                 $      483    $              735    $           (2,251)
                                                            ==========    ==================    ==================

                 See accompanying notes to financial statements

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                       STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                                Years ended December 31,
                                                          ----------------------------------------------------------------
                                                                2010                     2009                  2008
                                                          --------------------    ------------------    ------------------
                                                             (Restated)            (as adjusted, see     (as adjusted, see
                                                                                        Note 1)               Note 1)
                                                                                     (In Millions)
COMMON STOCK:
  Balance at beginning and end of year                    $                  4    $                4    $                4

ADDITIONAL PAID-IN CAPITAL:
  Balance at beginning of year                                           2,186                 1,835                   774
    Capital contributions from Parent (see Note 14)                          1                   351                 1,061
                                                          --------------------    ------------------    ------------------
  Balance at end of year                                                 2,187                 2,186                 1,835
                                                          --------------------    ------------------    ------------------

RETAINED EARNINGS (ACCUMULATED DEFICIT):
  Balance at beginning of year                                            (553)               (1,142)                  917
    Cumulative effect of accounting change, net of tax                       -                   539                     -
    Net income (loss)                                                      304                    50                (2,009)
    Dividends                                                                -                     -                   (50)
                                                          --------------------    ------------------    ------------------
  Balance at end of year                                                  (249)                 (553)               (1,142)
                                                          --------------------    ------------------    ------------------

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS):
  Balance at beginning of year                                              28                  (274)                  (32)
    Cumulative effect of accounting change, net of tax                       -                  (383)                    -
    Other comprehensive income (loss)                                      179                   685                  (242)
                                                          --------------------    ------------------    ------------------
  Balance at end of year                                                   207                    28                  (274)
                                                          --------------------    ------------------    ------------------

TOTAL SHAREHOLDER'S EQUITY                                $              2,149    $            1,665    $              423
                                                          ====================    ==================    ==================

                 See accompanying notes to financial statements

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                            STATEMENTS OF CASH FLOWS

                                                                           Years ended December 31,
                                                          --------------------------------------------------------
                                                                 2010            2009                  2008
                                                          ------------    ------------------    ------------------
                                                                           (as adjusted, see     (as adjusted, see
                                                                                Note 1)               Note 1)
                                                                             (In Millions)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)                                         $        304    $               50    $           (2,009)
ADJUSTMENTS TO RECONCILE NET INCOME (LOSS) TO NET CASH
 PROVIDED BY (USED IN) OPERATING ACTIVITIES:

Interest credited in policyholder contract deposits                159                   166                   186
Fees charged for policyholder contract deposits                     (5)                   (5)                   (5)
Amortization of deferred policy acquisition costs                   48                    46                    19
Net realized investment losses                                      63                   145                 2,231
Equity in (income) loss of partnerships and other
 invested assets                                                   (21)                   (8)                   13
Depreciation and amortization                                      (21)                    4                     4
Amortization (accretion) of net premium/discount
 on investments                                                    (28)                  (55)                  (24)
Provision for deferred income taxes                               (182)                 (198)                  132
CHANGE IN:
  Trading securities, at fair value                                (27)                   (2)                   11
  Accrued investment income                                         10                     6                    10
  Amounts due to/from related parties                              (12)                   (9)                   (1)
  Worker's compensation claim reserve, net                        (331)                   (9)                   31
  Reinsurance receivables                                           17                    25                    (9)
  Deferral of deferred policy acquisition costs                    (24)                  (19)                  (38)
  Income taxes currently receivable/payable                        101                   200                  (177)
  Other assets                                                      36                    15                    15
  Future policy benefits                                          (186)                 (241)                  103
  Other policyholders' funds                                       (10)                   59                    18
  Other liabilities                                                (22)                    5                    (7)
Other, net                                                          16                    (1)                   (8)
                                                          ------------    ------------------    ------------------
    NET CASH PROVIDED BY (USED IN)
     OPERATING ACTIVITIES                                 $       (115)   $              174    $              495
                                                          ------------    ------------------    ------------------

CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of:
  Fixed maturity securities                               $     (1,521)   $             (999)   $             (589)
  Equity securities                                                  -                    (6)                   (1)
  Mortgage and other loans                                         (12)                  (17)                  (45)
  Other investments, excluding short-term
   investments                                                     (85)                  (83)                 (136)
Sales of:
  Fixed maturity securities                                      1,295                   492                   880
  Equity securities                                                 12                     9                     2
  Other investments, excluding short-term
   investments                                                      76                   103                    53
Redemptions and maturities of:
  Fixed maturity securities                                        656                   575                   319
  Mortgage and other loans                                          33                    66                    62
  Other investments, excluding short-term
   investments                                                       2                     3                     3
Change in short-term investments                                  (215)                 (379)                  (91)
Change in securities lending collateral                              -                     -                 2,699
                                                          ------------    ------------------    ------------------
    NET CASH PROVIDED BY (USED IN)
     INVESTING ACTIVITIES                                 $        241    $             (236)   $            3,156
                                                          ------------    ------------------    ------------------

                 See accompanying notes to financial statements

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                      STATEMENTS OF CASH FLOWS (Continued)

                                                                           Years ended December 31,
                                                          --------------------------------------------------------------
                                                                 2010                  2009                  2008
                                                          ------------------    ------------------    ------------------
                                                                                 (as adjusted, see     (as adjusted, see
                                                                                      Note 1)               Note 1)
                                                                                   (In Millions)
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account deposits                             $              295    $              219    $              262
Policyholder account withdrawals                                        (271)                 (466)                 (878)
Net exchanges to/(from) variable accounts                                  1                     -                     2
Claims and annuity payments                                             (163)                  (42)                    8
Change in securities lending payable                                       -                     -                (3,904)
Cash overdrafts                                                            -                    (2)                   (4)
Cash capital contribution from Parent Company                              -                   350                   916
Dividend paid to Parent Company                                            -                     -                   (50)
                                                          ------------------    ------------------    ------------------
    NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES   $             (138)   $               59    $           (3,648)
                                                          ------------------    ------------------    ------------------
INCREASE (DECREASE) IN CASH                               $              (12)   $               (3)   $                3
CASH AT BEGINNING OF PERIOD                                               17                    20                    17
                                                          ------------------    ------------------    ------------------
CASH AT END OF PERIOD                                     $                5    $               17    $               20
                                                          ==================    ==================    ==================
SUPPLEMENTAL CASH FLOW INFORMATION

Income taxes paid                                         $               27    $               28    $               91
Interest received                                         $                -    $               (1)   $                -

Non-cash activity:
Capital contribution in the form of securities            $                -    $                -    $              145
Other various non-cash contributions                      $                1    $                1    $                -

                 See accompanying notes to financial statements

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                         NOTES TO FINANCIAL STATEMENTS

1. NATURE OF OPERATIONS

The United States Life Insurance Company in the City of New York ("USL" or the "Company"), is a wholly-owned subsidiary of AGC Life Insurance Company (the "Parent"), and its ultimate parent is American International Group, Inc. ("AIG").

The Company offers a broad portfolio of individual life, annuity and certain credit products as well as group insurance. The individual life and annuity products include universal life, term, whole life and interest sensitive whole life, fixed annuities, immediate annuities, terminal funding annuities and structured settlement contracts. These individual life and annuity products are sold primarily to affluent markets, generally through independent general agencies and producers as well as financial institutions. The Company also provides products for certain international markets and other target markets through lower cost distribution channels.

Group insurance products include group life, accidental death & dismemberment ("AD&D"), dental, excess major medical, vision and disability coverage and are sold through independent general agents and producers as well as third party administrators. These products are marketed nationwide to employers, professional and affinity associations.

The Company's credit products are credit life and credit accident and health policies that provide payments on loans if a borrower dies or becomes disabled.

The Company is licensed to sell life and accident and health insurance in all 50 states and the District of Columbia. The Company is also licensed in American Samoa, U.S. Virgin Islands, and Guam.

The operations of the Company are influenced by many factors, including general economic conditions, financial condition of AIG, monetary and fiscal policies of the federal government and policies of state and other regulatory authorities. The level of sales of the Company's insurance products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets and terms and conditions of competing insurance products. The Company is exposed to the risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risks. Continuing volatility in the credit markets may result in additional other-than-temporary impairments relating to the Company's fixed income investments. The Company controls its exposure to these risks by, among other things, closely monitoring and limiting prepayments and extension risk in its portfolio; maintaining a large percentage of its portfolio in liquid securities; engaging in a disciplined process of underwriting; and reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income on variable product assets held in separate accounts. Although management expects to be able to achieve its business plans, no assurance can be given that one or more of the risks described above will not result in material adverse effects on the Company's financial position, results of operations and/or statutory capital and surplus.

Effective December 31, 2010 American International Life Assurance Company of New York ("AIL"), a subsidiary of AIG, merged with USL, the surviving entity. The merger represented a transaction between entities under common control. Assets and liabilities transferred between entities under common control are accounted for at historical cost. The accompanying financial statements include the financial position, results of operations and cash flows of AIL for all periods presented.

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

2. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

Insurance-oriented products are reviewed for recoverability of deferred policy acquisition costs ("DAC") and the adequacy of reserves to meet future policy obligations. This review involves significant management judgment in estimating the future profitability of current business. If actual future profitability is substantially lower than estimated, the Company's DAC may be subject to an impairment charge, additional reserves may be required and its results of operations could be significantly affected in future periods. The Company should periodically conduct a review for recognition of losses assuming that the unrealized gains included in accumulated other comprehensive income are actually realized and the proceeds are reinvested at lower yields. Under these circumstances investment returns may not be sufficient to meet policy obligations. The Company conducted this review in 2011 due to significant unrealized investment appreciation resulting from the low interest rate environment. However, this review was not appropriately completed in 2010. Accordingly the 2010 financial statements have been restated to reflect the correction of an error related to the impact of unrealized investment appreciation that also occurred during that year. The Company recognized a $217 million pre-tax decrease to accumulated other comprehensive income as a consequence of the recognition of additional policyholder benefit reserves. A $76 million deferred tax benefit was recorded related to this adjustment, resulting in a $141 million decrease to comprehensive income and total shareholder's equity, as shown below.

The following table reflects this restatement and its effect on line items in the financial statements is as follows:

As of December 31, 2010:


                                                   As previously
                                                      reported        Adjustments      As restated
                                                   --------------    -------------    -------------
                                                                     (In Millions)
Balance Sheet
  Income taxes receivable                          $           19    $          76    $         95
  Total assets                                             12,337               76          12,413
  Future policy benefits                                    4,947              217           5,164
  Total liabilities                                        10,047              217          10,264
  Accumulated other comprehensive income                      348             (141)            207
  Total shareholder's equity                                2,290             (141)          2,149
  Total liabilities and shareholder's equity               12,337               76          12,413

Statement of Comprehensive Income (Loss)
  Insurance loss recognition                                    -             (217)           (217)
  Deferred income tax benefit                                   -               76              76
  Other comprehensive income (loss)                           320             (141)            179
  Comprehensive income (loss)                                 624             (141)            483

Statement of Shareholder's Equity
Accumulated other comprehensive income
  Balance at beginning of year                                 28                -              28
  Other comprehensive income (loss)                           320             (141)            179
  Balance at end of year                                      348             (141)            207
Total shareholder's equity                                  2,290             (141)          2,149

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

PREPARATION OF FINANCIAL STATEMENTS

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). Certain prior period items have been reclassified to conform to the current period's presentation.

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

Use of Estimates

The preparation of financial statements in conformity with GAAP requires the application of accounting policies that often involve a significant degree of judgment. The Company considers that its accounting policies that are most dependent on the application of estimates and assumptions, and therefore viewed as critical accounting estimates, are those relating to items considered by management in the determination of:

     -    future policy benefits for life and accident and health contracts;

     -    recoverability of DAC;

     -    estimated gross profits ("EGPs") for investment-oriented products;

     -    other-than-temporary impairments;

     - estimates with respect to income taxes, including recoverability of deferred tax assets; and

     - fair value measurements of certain financial assets and liabilities, including the Company's economic interest in Maiden Lane II LLC ("ML II"), a Delaware limited liability company whose sole member is the Federal Reserve Bank of New York ("New York Fed"). See Note 4 herein.

These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from the assumptions used, the Company's financial condition, results of operations and cash flows could be materially affected.

INSURANCE CONTRACTS

The insurance contracts accounted for in these financial statements include both long-duration and short-duration contracts.

Long-duration contracts include traditional whole life, term life, endowment, universal life, variable universal life, fixed annuity, guaranteed renewable term life, limited payment and investment contracts. These contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period; however, most contracts issued by the Company in the future allow the insurer to revise certain elements used in determining premium rates or policy benefits, subject to guarantees stated in the contracts.

Short-duration contracts include group life, dental, vision, AD&D, excess major medical, credit and disability policies. These contracts provide insurance protection for a fixed period of short duration and enables the insurer to cancel or adjust the provisions of the contract at the end of any contract period, such as adjusting the amount of premiums charged or coverage provided.

INVESTMENTS

Fixed Maturity and Equity Securities

Fixed maturity and equity securities classified as available-for-sale are carried at fair value. Unrealized gains and losses, net of deferred taxes and an adjustment to DAC, are recorded as a separate component of accumulated other comprehensive income (loss), within shareholder's equity. Realized gains and losses on the sale of investments are recognized in income at the date of sale and are determined by using the specific cost identification method.

Interest on fixed maturity securities is recorded as income when earned and is adjusted for any amortization of premium or accretion of discount. Premiums and discounts arising from the purchase of bonds classified as available for sale are treated as yield adjustments over their estimated lives, until maturity, or call date, if applicable. Dividend income on equity securities is generally recognized as income on the ex-dividend date.

Fixed maturity and equity securities classified as trading securities are carried at fair value. Trading securities include the Company's economic interest in ML II, which is carried at fair value. For discussion on ML II, see Notes 4 and 5. Realized and unrealized gains and losses on trading securities are reported in net investment income.

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

Evaluating Investments for Other-Than-Temporary Impairments

On April 1, 2009, the Company adopted prospectively a new accounting standard addressing the evaluation of fixed maturity securities for other-than-temporary impairments. These requirements have significantly altered the Company's policies and procedures for determining impairment charges recognized through earnings. The new standard requires a company to recognize the credit component (a credit impairment) of an other-than-temporary impairment of a fixed maturity security in earnings and the non-credit component in accumulated other comprehensive income (loss) when the company does not intend to sell the security or it is more likely than not that the company will not be required to sell the security prior to recovery. The standard also changes the threshold for determining when an other-than-temporary impairment has occurred on a fixed maturity security with respect to intent and ability to hold the security until recovery and requires additional disclosures. A credit impairment, which is recognized in earnings when it occurs, is the difference between the amortized cost of the fixed maturity security and the estimated present value of cash flows expected to be collected (recovery value), as determined by management. The difference between fair value and amortized cost that is not related to a credit impairment is recognized as a separate component of accumulated other comprehensive income (loss). The Company refers to both credit impairments and impairments recognized as a result of intent to sell as "impairment charges." The impairment model for equity securities was not affected by the standard.

Impairment Policy - Effective April 1, 2009 and Thereafter

Fixed Maturity Securities

If the Company intends to sell a fixed maturity security or it is more likely than not that the Company will be required to sell a fixed maturity security before recovery of its amortized cost basis and the fair value of the security is below amortized cost, an other-than-temporary impairment has occurred and the amortized cost is written down to current fair value, with a corresponding charge to earnings.

For all other fixed maturity securities for which a credit impairment has occurred, the amortized cost is written down to the estimated recovery value with a corresponding charge to earnings. Changes in fair value compared to recovery value, if any, are charged to unrealized appreciation (depreciation) of fixed maturity investments on which other-than-temporary credit impairments are taken (a component of accumulated other comprehensive income (loss)).

When assessing the Company's intent to sell a fixed maturity security, or whether it is more likely than not that the Company will be required to sell a fixed maturity security before recovery of its amortized cost basis, management evaluates relevant facts and circumstances including, but not limited to, decisions to reposition the Company's investment portfolio, sales of securities to meet cash flow needs and sales of securities to take advantage of favorable pricing.

The Company considers severe price declines and the duration of such price declines in its assessment of potential credit impairments. The Company may also modify its modeled outputs for certain securities when it determines that price declines are indicative of factors not comprehended by the cash flow models.

In periods subsequent to the recognition of an other-than-temporary impairment charge for available for sale fixed maturity securities that are not foreign exchange related, the Company generally prospectively accretes into earnings the difference between the new amortized cost and the expected undiscounted recovery value over the remaining expected holding period of the security.

In assessing whether a credit impairment has occurred for a structured fixed maturity security, the Company performs evaluations of expected future cash flows. Certain critical assumptions are made with respect to the performance of the securities.

When estimating future cash flows for a structured fixed maturity security (e.g. residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS"), collateralized debt obligations ("CDO"), asset backed securities ("ABS")) management considers historical performance of underlying assets and available market information as well as bond-specific structural considerations, such as credit enhancement and priority of

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

payment structure of the security. In addition, the process of estimating future cash flows includes, but is not limited to, the following critical inputs, which vary by asset class:

     -    Current delinquency rates;

     -    Expected default rates and timing of such defaults;

     -    Loss severity and the timing of any such recovery;

     -    Expected prepayment speeds; and

     -    Ratings of securities underlying structured products.

For corporate, municipal and sovereign fixed maturity securities determined to be credit impaired, management considers the fair value as the recovery value when available information does not indicate that another value is more relevant or reliable. When management identifies information that supports a recovery value other than the fair value, the determination of a recovery value considers scenarios specific to the issuer and the security, and may be based upon estimates of outcomes of corporate restructurings, political and macro economic factors, stability and financial strength of the issuer, the value of any secondary sources of repayment and the disposition of assets.

Equity Securities

The impairment model for equity securities and other cost and equity method investments was not affected by the adoption of the accounting standard related to other-than-temporary impairments in the second quarter of 2009. The Company continues to evaluate its available for sale equity securities, equity method and cost method investments for impairment by considering such securities as candidates for other-than-temporary impairment if they meet any of the following criteria:

     - The security has traded at a significant (25 percent or more) discount to cost for an extended period of time (nine consecutive months or longer);

     - A discrete credit event has occurred resulting in (i) the issuer defaulting on a material outstanding obligation; (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for court supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

     - The Company has concluded that it may not realize a full recovery on its investment, regardless of the occurrence of one of the foregoing events.

The determination that an equity security is other-than-temporarily impaired requires the judgment of management and consideration of the fundamental condition of the issuer, its near-term prospects and all the relevant facts and circumstances. The above criteria also consider circumstances of a rapid and severe market valuation decline in which the Company could not reasonably assert that the impairment period would be temporary (severity losses).

Fixed Maturity Securities Impairment Policy - Prior to April 1, 2009

In all periods prior to April 1, 2009, the Company assessed its ability to hold any fixed maturity available for sale security in an unrealized loss position to its recovery at each balance sheet date. The decision to sell any such fixed maturity security classified as available for sale reflected the judgment of the Company's management that the security sold was unlikely to provide, on a relative value basis, as attractive a return in the future as alternative securities entailing comparable risks. With respect to distressed securities, the sale decision reflected management's judgment that the risk-adjusted ultimate recovery was less than the value achievable on sale.

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

In those periods, the Company evaluated its fixed maturity securities for other-than-temporary impairments with respect to valuation as well as credit.

After a fixed maturity security had been identified as other-than-temporarily impaired, the amount of such impairment was determined as the difference between fair value and amortized cost and the entire amount, whether attributed to credit or noncredit factors, was recorded as a charge to earnings.

Mortgage and Other Loans Receivable

Mortgage and other loans receivable includes mortgage loans on real estate and collateral, commercial loans and guaranteed loans. Mortgage loans on real estate and collateral, commercial loans and guaranteed loans are carried at unpaid principal balances less credit allowances and plus or minus adjustments for the accretion or amortization of discount or premium. Interest income on such loans is accrued as earned.

Impairment of mortgage and other loans receivable is based on certain risk factors, including past due status. For commercial mortgages in particular, risk factors evaluated in monitoring credit quality also include debt service coverage ratio, loan-to-value or the ratio of the loan balance to the estimated value of the property, property occupancy, profile of the borrower and major property tenants, economic trends in the market where the property is located, and condition of the property. Mortgage and other loans receivable are considered impaired when collection of all amounts due under contractual terms is not probable. This impairment is generally measured based on the present value of expected future cash flows discounted at the loan's effective interest rate subject to the fair value of underlying collateral. Interest income on such impaired loans is recognized as cash is received.

Policy Loans

Policy loans are carried at unpaid principal amount. There is no allowance for policy loans because these loans serve to reduce the death benefit paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

Investment Real Estate

Real estate is classified as held for investment or available for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and impairment write-downs. The Company does not currently hold any available for sale investment real estate.

The Company's investments in real estate are periodically evaluated for recoverability whenever changes in circumstances indicate the carrying amount of an asset may be impaired. When impairment indicators are present, the Company compares expected investment cash flows to carrying value. When the expected cash flows are less than the carrying value, the investments are written down to fair value with a corresponding charge to earnings.

Partnerships and Other Invested Assets

Partnerships in which AIG holds less than a five percent interest are carried at fair value and the change in fair value is recognized as a component of accumulated other comprehensive income (loss). With respect to partnerships in which AIG holds in the aggregate a five percent or greater interest, or less than five percent interest but AIG has more than a minor influence over the operations of the investee, the Company's carrying value is its share of the net asset value of the partnerships. The changes in such net asset values accounted for under the equity method are recorded in earnings through net investment income. In applying the equity method of accounting, the Company consistently uses financial information provided by the general partners or manager of each of these investments, which is generally one to three months prior to the end of the Company's reporting period. The Company uses the carrying value as a practical expedient for fair value. The financial statements of these investees are generally audited on an annual basis.

The Company's investment partnerships are evaluated for impairment consistent with the evaluation of equity securities for impairments as discussed above. Such evaluation considers market conditions, events and volatility that may impact the recoverability of the underlying investments within these investment partnerships and is based

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

on the nature of the underlying investments and specific inherent risks. Such risks may evolve based on the nature of the underlying investments.

Short-Term Investments

Short-term investments consist of interest-bearing money market funds, investment pools, and other investments with original maturities within one year from the date of purchase.

Derivative Financial Instruments

The Company takes positions from time to time in certain derivative financial instruments in order to mitigate or hedge the impact of changes in interest rates, foreign currencies and equity markets on cash flows from investment income, policyholder liabilities and equity. Financial instruments used by the Company for such purposes include interest rate swaps and foreign currency swaps. The Company does not engage in the use of derivative instruments for speculative purposes and is neither a dealer nor trader in derivative instruments.

The Company issues indexed universal life and annuity products, which contain embedded derivatives associated with guarantees tied to certain indices. The Company purchases call options from various indicies to offset the increase in its liabilities resulting from the indexed features of these products. With the exception of premiums required for the purchase of publicly-traded or over-the-counter traded options and futures, derivatives contracts purchased by the Company require no up-front cash payment and provide for net settlement.

The Company believes its hedging activities have been and remain economically effective, but do not currently qualify for hedge accounting. The Company carries all derivatives, with the exception of bifurcated embedded derivatives, at fair value in the balance sheets as derivative assets or derivative liabilities. The fair value of the embedded derivatives is reflected in policyholder contract deposits in the balance sheets. Changes in the fair value of all derivatives are reported as part of net realized investment gains and losses in the statements of income (loss). See Note 6 for additional disclosures.

CASH

Cash represents cash on hand and non-interest bearing demand deposits.

DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENTS

Policy acquisition costs represent those costs, including commissions, underwriting and certain marketing expenses, that vary with and are primarily related to the acquisition of new business.

Policy acquisition costs for traditional life and accident and health insurance products are generally deferred and amortized, with interest, over the premium paying period. Policy acquisition costs and policy issuance costs related to universal life, and investment-type products (investment-oriented products) are deferred and amortized, with interest, in relation to the incidence of EGPs to be realized over the estimated lives of the contracts. EGPs are based on management's best estimates and are composed of net interest income, net realized investment gains and losses, fees, surrender charges, expenses, and mortality gains and losses. If management's assumptions underlying the EGPs change significantly, DAC is recalculated using the new assumptions. Any resulting adjustment is included in income as an adjustment to DAC. DAC is grouped consistent with the manner in which the insurance contracts are acquired, serviced and measured for profitability and is reviewed for recoverability based on the current and projected future profitability of the underlying insurance contracts. DAC for certain investment-oriented products is also adjusted with respect to EGPs as a result of changes in the net unrealized gains or losses on fixed maturity and equity securities available for sale. Because fixed maturity and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC on certain products equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains (losses) on fixed maturity and equity securities available for sale that is credited or charged directly to accumulated other comprehensive income (loss). This adjustment applied to business sold on USL paper prior to the

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2010 merger with AIL. DAC related to certain investment-oriented business sold on AIL paper was not adjusted for changes in net unrealized gains or losses.

With respect to the Company's variable universal life policies, the assumption for the long-term growth of the separate account assets used by the Company in the determination of DAC amortization is approximately 8.3 percent. For the Company's variable annuity policies, because of the limited size of the block of business, a simplified approach was used which combines experience for lapses, death, and market growth.

The Company currently offers sales inducements, which may include enhanced crediting rates or bonus payments to policy holders on certain of its products. Sales inducements provided to the policyholder are recognized as part of the liability for policyholder contract deposits on the balance sheets. To qualify for such accounting treatment, the sales inducement must be explicitly identified in the contract at inception, and the Company must demonstrate that such amounts are incremental to amounts the Company credits on similar contracts without bonus interest, and are higher than the contract's expected ongoing crediting rates for periods after the bonus period.

SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account assets and liabilities represent funds that are separately administered for variable annuities and variable universal life contracts, for which the investment risk lies solely with the contract holder, except to the extent of minimum guarantees made by the Company with respect to certain policies. Therefore, the Company's liability for these variable accounts equals the value of the variable account assets. Separate account assets are primarily shares in mutual funds, which are carried at fair value based on the quoted net asset value per share and are insulated from creditors. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to separate accounts are excluded from the statements of income (loss), comprehensive income (loss) and cash flows.

The Company receives administrative fees and other fees for assuming mortality and certain expense risks. Such fees are included in other revenue in the statements of income (loss).

FUTURE POLICY BENEFITS

The liability for future policy benefits is established using assumptions described in Note 10 herein. Future policy benefits primarily include the reserves for traditional life and annuity payout contracts are based on estimates of the cost of future policy benefits. Reserves for traditional life are determined using the net level premium method based on actuarial assumptions as to mortality, persistency, interest and expenses established at the policy issue date. Also included in future policy benefits is the liability for annuities issued in structured settlement arrangements whereby a claimant has agreed to settle a general insurance claim in exchange for fixed payments over a fixed determinable period of time with a life contingency feature. Structured settlement liabilities are presented on a discounted basis as the settled claims are fixed and determinable. Additionally, the future policy benefits include the liability for guaranteed minimum death benefit ("the GMDB"). A majority of the Company's variable annuity products are issued with a death benefit feature which provides that, upon the death of a contract holder, the contract holder's beneficiary will receive the greater of (i) the contract holder's account value, or (ii) a GMDB that varies by product. Depending on the product, the GMDB may equal the principal invested, adjusted for withdrawals. The GMDB has issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contract holder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

The Company provides reserves for future GMDB-related benefits. The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Changes in liabilities for minimum guarantees are included in policyholder benefits in the statements of income (loss). The Company regularly evaluates estimates used and adjusts the liability balance, with a related charge or credit to policyholder benefits, if actual experience or other evidence suggests that earlier assumptions should be revised. See Note 10 for additional disclosure.

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

For group and credit contracts the policy reserve is equal to the unearned premium reserves. The unearned premium reserve for group business is based on gross premium and is calculated on a pro rata basis.

Waiver of premium reserves for life insurance are based on the 1970 Krieger table, modified for Company experience. The interest rate assumption varies by year of incurral and the average is approximately 6.10 percent.

Claim reserves attributable to the workers' compensation business are estimated by using a loss development analysis, based upon a combination of actuarial methods including paid loss development, incurred loss development, and the Bornhuetter-Ferguson method, using both paid and incurred claims. Future expected claim payments are discounted using a 3 percent discount rate.

POLICYHOLDER CONTRACT DEPOSITS

Policyholder contract deposits are recorded at accumulated value (deposits received, plus accrued interest, less withdrawals and assessed fees). Deposits collected on non-traditional life and annuity insurance products, such as those sold by the Company, are not reflected as revenues in the Company's statements of income (loss), as they are recorded directly to policyholder contract deposits upon receipt.

Equity indexed annuities and equity indexed universal life contracts offer a guaranteed minimum interest rate plus a contingent return based on some internal or external equity index. This feature is accounted for in accordance with accounting standards for derivative instruments.

The Company also incorporates its own risk of non-performance in the valuation of the embedded policy derivatives associated with variable annuity and indexed annuity and life contracts. During the fourth quarter of 2010, instead of using the interest rate swap curve, the Company revised the non-performance risk adjustment to reflect a market participant's view of the Company's claims-paying ability. See Note 4 for additional disclosures on embedded policy derivatives.

POLICY CLAIMS AND BENEFITS PAYABLE

Policy claims and benefits payable include amounts representing: (i) the actual in-force amounts for reported life claims and an estimate of incurred but unreported claims; and (ii) an estimate, based upon prior experience, for accident and health reported and incurred but unreported losses. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated and any adjustments are reflected in current period income.

OTHER POLICYHOLDERS' FUNDS

Included in other policyholders' funds are primarily unearned revenue reserves ("URR"), liabilities for dividends arising out of participating business, reserves for experience rated group products and liabilities for premiums received in advance.

URR consists of front end loads on interest sensitive contracts, representing those policy loads that are non-level and typically higher in initial policy years than in later policy years. Front end loads for interest sensitive life insurance policies are generally deferred and amortized, with interest, in relation to the incidence of EGPs to be realized over the estimated lives of the contracts and are subject to the same adjustments due to changes in the assumptions underlying EGPs as DAC.

Liabilities for dividends arise from participating products issued by the Company. Participating products are those which share in the earnings of the company based on provisions within the insurance contracts sold. These dividends are declared annually by the Board of Directors and may be paid in cash, or they may be applied to reduce future premiums or purchase additional benefits, or they may be left to accumulate with interest until a later date. In addition, certain participating whole life insurance contracts are subject to unique participating policyholder dividend requirements that are imposed by state law. As such, the Company establishes an additional liability because it is required by statute to return 90% of the profits from the contracts to the policyholders in the form of policyholder dividends which will be paid in the future but are not yet payable. The profits used in the liability

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

calculation consist of discrete components for operating income, realized gains and losses and unrealized gains and losses pertaining to the policies and the assets supporting them. The impact of the unrealized gains and losses component is recorded through other comprehensive income (loss). The Company's business has not been profitable and has resulted in an asset, rather than a liability balance. Such assets or receivable balances are not recognized for financial reporting purposes at December 31, 2010.

Provisions for experience rating refunds arise from contractual obligations between the Company and the groups being insured. Periodic assessments of the experience of the insured groups are undertaken and the group participates in the profits of the business, either through adjustments to premiums or through refunds from the liability for the refund.

Premium deposit funds represent a liability for premiums received in advance of their due dates. Such premiums are allowed to accumulate with interest until they are due, at which time the premiums are applied to the underlying policies.

PREMIUM RECOGNITION

Premiums for traditional life insurance products are recognized when due. For limited-payment contracts, net premiums are recorded as revenue. The difference between the gross received and the net premium is deferred and recognized as a change in future policy benefits in the statements of income (loss).

Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenue. Revenues for these contracts consist of mortality, expense, and surrender charges and are included in insurance charges in the statements of income (loss). As discussed under "Other Policyholders' Funds" within this note, policy charges that compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DAC. Variable annuity and variable universal life fees, asset management fees and surrender charges are recorded as income in other revenue when earned.

Premiums on accident and health policies and credit products are reported as earned over the contract term. The portion of accident and health premiums which is not earned at the end of a reporting period is recorded as reserves for unearned premiums. The Company estimates and accrues group and credit premiums due but not yet collected.

NET INVESTMENT INCOME

Net investment income represents income primarily from the following sources in the Company's operations:

     - Interest income and related expenses, including amortization of premiums and accretion of discounts on bonds with changes in the timing and the amount of expected principal and interest cash flows reflected in the yield, as applicable.

     - Dividend income and distributions from common and preferred stock and other investments when receivable.

     - Realized and unrealized gains and losses from investments in trading securities accounted for at fair value.

     - Earnings from hedge funds and limited partnership investments accounted for under the equity method.

     -    Interest income on policy loans.

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

NET REALIZED INVESTMENT GAINS AND LOSSES

Net realized investment gains and losses are determined by specific identification. The net realized investment gains and losses are generated primarily from the following sources:

     - Sales of fixed maturity and equity securities (except trading securities accounted for at fair value), real estate, investments in joint ventures and limited partnerships, securities lending invested collateral and other types of investments.

     - Reductions to the cost basis of fixed maturity and equity securities (except trading securities accounted for at fair value) and other invested assets for other-than-temporary impairments.

     -    Changes in fair value of derivatives.

INCOME TAXES

Deferred taxes and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

A valuation allowance for deferred tax assets is provided if it is more likely than not that some portion of the deferred tax asset will not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income.

SECURITIES LENDING INVESTED COLLATERAL AND SECURITIES LENDING PAYABLE

On December 12, 2008, the Company terminated its securities lending activities (see Note 8 for additional information).

Securities lending collateral was invested in interest-bearing cash equivalents and fixed maturity securities, primarily floating-rate bonds. Securities lending collateral investments in fixed maturity securities were carried at fair value and accounted for in a manner consistent with other available-for-sale fixed maturity securities, and were evaluated for other-than-temporary impairment by applying the same criteria used for other fixed maturity securities. The Company's allocated portion of income earned on the invested collateral, net of interest repaid to the borrowers under the securities lending agreements and the related management fees paid to administer the program, was recorded as investment income in the statements of income (loss). The Company's allocated portion of any realized investment losses on the invested collateral was recorded in the statements of income (loss). The Company generally obtained and maintained cash collateral from securities borrowers at current market levels for the securities lent. During the fourth quarter of 2008, in connection with certain securities lending transactions, the Company met the requirements for sale accounting because collateral received from the counterparties was insufficient to fund substantially all of the cost of purchasing replacement assets. Accordingly, the Company accounted for such lending transactions as sales combined with forward purchase commitments, rather than as secured borrowings. Changes in forward purchase commitments were recorded as net realized investment gains (losses) in the statements of income (loss).

Since the Company terminated its securities lending activities on December 12, 2008, there were no securities subject to securities lending agreements on the balance sheets at December 31, 2010 or 2009.

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

ACCOUNTING CHANGES

FUTURE APPLICATION OF ACCOUNTING STANDARDS

Consolidation of Investments in Separate Accounts

In April 2010, the Financial Accounting Standards Board ("FASB") issued an accounting standard that clarifies that an insurance company should not combine any investments held in separate account interests with its interest in the same investment held in its general account when assessing the investment for consolidation. Separate accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders who bear the investment risk. The standard also provides guidance on how an insurer should consolidate an investment fund in situations in which the insurer concludes that consolidation of an investment is required and the insurer's interest is through its general account in addition to any separate accounts. The new standard is effective for interim and annual periods beginning on January 1, 2011 for the Company. Earlier application is permitted. The Company adopted this new standard on January 1, 2011. The adoption of this new standard did not have a material effect on its financial condition, results of operations or cash flows.

Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts

In October 2010, the FASB issued an accounting standard update that amends the accounting for costs incurred by insurance companies that can be capitalized in connection with acquiring or renewing insurance contracts. The new standard clarifies how to determine whether the costs incurred in connection with the acquisition of new or renewal insurance contracts qualify as deferred acquisition costs. The new standard is effective for interim and annual periods beginning on January 1, 2012 with early adoption permitted. Prospective or retrospective application is permitted. The Company has determined not to early adopt, but has not determined whether it will adopt this new standard prospectively or retrospectively. The accounting standard update will result in a decrease of the amount of capitalized costs in connection with the acquisition or renewal of insurance contracts. The Company is currently assessing the effect of adoption of this new standard on its financial condition, results of operations and cash flows.

THE COMPANY ADOPTED THE FOLLOWING ACCOUNTING STANDARDS DURING 2010:

Consolidation of Variable Interest Entities ("VIE")

In June 2009, the FASB issued an accounting standard that amends the guidance addressing consolidation of certain variable interest entities with an approach focused on identifying which enterprise has the power to direct the activities of a variable interest entity that most significantly affect the entity's economic performance and has (i) the obligation to absorb losses of the entity or (ii) the right to receive benefits from the entity. The new standard also requires enhanced financial reporting by enterprises involved with variable interest entities. The adoption of the new standard update did not have a material effect on the Company's financial condition, results of operations or cash flows.

In February 2010, the FASB also issued an update to the aforementioned accounting standard that defers the revised consolidation rules for variable interest entities with attributes of, or similar to, an investment company or money market fund.

Accounting for Embedded Credit Derivatives

In March 2010, the FASB issued an accounting standard that amends the accounting for embedded credit derivative features in structured securities that redistribute credit risk in the form of subordination of one financial instrument to another. The new standard clarifies how to determine whether embedded credit derivative features, including those in CDOs, credit-linked notes ("CLNs"), synthetic CDOs and CLNs and other synthetic securities (e.g., commercial and residential mortgage-backed securities issued by securitization entities that wrote credit derivatives), are considered to be embedded derivatives that should be analyzed for potential bifurcation and separate accounting or, alternatively, for fair value accounting in connection with the application of the fair value option to the entire hybrid instrument. The Company adopted the new standard on July 1, 2010. Upon adoption, the Company accounts for its investments in synthetic securities otherwise requiring bifurcation at fair value, with

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

changes in fair value recognized in earnings. The adoption of this new standard did not have a material effect on the Company's financial condition, results of operations or cash flows.

THE COMPANY ADOPTED THE FOLLOWING ACCOUNTING STANDARDS DURING 2009:

Disclosures about Derivative Instruments and Hedging Activities

In March 2008, the FASB issued an accounting standard that requires enhanced disclosures about (i) how and why the Company uses derivative instruments, (ii) how derivative instruments and related hedged items are accounted for, and (iii) how derivative instruments and related hedged items affect the Company's financial condition, results of operations, and cash flows. The Company adopted the new standard on January 1, 2009. See Note 6 for related disclosures.

Recognition and Presentation of Other-Than-Temporary Impairments

In April 2009, the FASB issued an accounting standard that requires a company to recognize the credit component of an other-than-temporary impairment of a fixed maturity security in earnings and the non-credit component in accumulated other comprehensive income (loss) when the company does not intend to sell the security or it is more likely than not that the company will not be required to sell the security prior to recovery. The standard also changed the threshold for determining when an other-than-temporary impairment has occurred on a fixed maturity security with respect to intent and ability to hold until recovery. The standard does not change the recognition of other-than-temporary impairment for equity securities. The standard requires additional disclosures in interim and annual reporting periods for fixed maturity and equity securities.

The Company adopted the new standard on April 1, 2009 and recorded an after-tax cumulative effect adjustment to increase the Company's shareholder's equity by $156 million as of April 1, 2009, consisting of a decrease in accumulated deficit of $539 million and an increase to accumulated other comprehensive loss of $383 million, net of tax. The net increase in the Company's shareholder's equity was due to a reversal of a portion of the deferred tax asset valuation allowance for certain previous non-credit impairment charges directly attributable to the change in accounting principle (see Note 15 herein). The cumulative effect adjustment resulted in an increase of approximately $628 million in the amortized cost of fixed maturity securities, which has the effect of significantly reducing the accretion of investment income over the remaining life of the underlying securities, beginning in the second quarter of 2009. The effect of the reduced investment income will be offset, in part, by a decrease in the amortization of DAC.

The new standard is expected to reduce the level of other-than-temporary impairment charges recorded in earnings for fixed maturity securities due to the following required changes in the Company's accounting policy for other-than-temporary impairments:

     - Impairment charges for non-credit (e.g., severity) losses are no longer recognized;

     - The amortized cost basis of credit impaired securities will be written down through a charge to earnings to the present value of expected cash flows, rather than to fair value; and

     - For fixed maturity securities that are not deemed to be credit-impaired, the Company is no longer required to assert that it has the intent and ability to hold such securities to recovery to avoid an other-than-temporary impairment charge. Instead, an impairment charge through earnings is required only in situations where the Company has the intent to sell the fixed maturity security or it is more likely than not that the Company will be required to sell the security prior to recovery.

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

The following table presents the components of the change in the Company's shareholder's equity at April 1, 2009 due to the adoption of the new accounting standard for other-than-temporary impairments:

                                                                                 (Increase) Decrease to     Net Increase in the
                                                      (Increase) Decrease to       Accumulated Other             Company's
                                                       Accumulated Deficit         Comprehensive Loss      Shareholder's Equity
                                                     -----------------------    -----------------------    ---------------------
                                                                                         (In Millions)
Net effect of the increase in amortized cost of
 available for sale fixed maturity securities        $                   628    $                  (628)   $                   -
Net effect of related DAC, sales inducement
 assets and other insurance balances                                     (39)                        39                        -
Net effect on deferred income tax assets                                 (50)                       206                      156
                                                     -----------------------    -----------------------    ---------------------
Net increase in the Company's shareholder's equity   $                   539    $                  (383)   $                 156
                                                     =======================    =======================    =====================

Determining Fair Value When Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly

In April 2009, the FASB issued an accounting standard that provides guidance for estimating fair value of assets and liabilities when the volume and level of activity for an asset or liability have significantly decreased and for identifying circumstances that indicate a transaction is not orderly. The new standard also requires extensive additional fair value disclosures. The adoption of the new standard on April 1, 2009, did not have a material effect on the Company's financial condition, results of operations or cash flows.

Measuring Liabilities at Fair Value

In August 2009, the FASB issued an accounting standard to clarify how the fair value measurement principles should be applied to measuring liabilities carried at fair value. The new standard explains how to prioritize market inputs in measuring liabilities at fair value and what adjustments to market inputs are appropriate for debt obligations that are restricted from being transferred to another obligor. The new standard was effective beginning October 1, 2009 for the Company. The adoption of the new standard did not have a material effect on the Company's financial condition, results of operations or cash flows.

Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In September 2009, the FASB issued an accounting standard that permits, as a practical expedient, a company to measure the fair value of an investment that is within the scope of the update on the basis of the net asset value per share of the investment (or its equivalent) if that value is calculated in accordance with fair value as defined by the FASB. The standard also requires enhanced disclosures. The new standard applies to investment companies that do not have readily determinable fair values such as certain hedge funds and private equity funds. The new standard was effective for interim and annual periods ending after December 15, 2009. The new standard does not apply to the Company and therefore did not have a material effect on the Company's financial condition, results of operations or cash flows.

THE COMPANY ADOPTED THE FOLLOWING ACCOUNTING STANDARDS DURING 2008:

Fair Value Measurements and Fair Value Option

In September 2006, the FASB issued an accounting standard that defines fair value, establishes a framework for measuring fair value and expands disclosure requirements regarding fair value measurements but did not change existing guidance about whether an asset or liability is carried at fair value. The standard also clarifies that an issuer's credit standing should be considered when measuring liabilities at fair value. The Company adopted the standard on January 1, 2008, its required effective date. The standard must be applied prospectively, except for certain stand-alone derivatives and hybrid instruments, which must be applied as a cumulative effect of change in

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

accounting principle to retained earnings at January 1, 2008. The adoption of the standard did not have a material effect on the Company's financial condition or results of operations.

In February 2007, the FASB issued an accounting standard that permits entities to choose to measure at fair value many financial instruments and certain other items that are not required to be measured at fair value. Subsequent changes in fair value for designated items are required to be reported in earnings. The standard also establishes presentation and disclosure requirements for similar types of assets and liabilities measured at fair value. The standard permits the fair value option election on an instrument-by-instrument basis for eligible items existing at the adoption date and at initial recognition of an asset or liability, or upon most events that gives rise to a new basis of accounting for that instrument. The Company adopted the standard on January 1, 2008, its required effective date. The Company did not make any fair value measurement elections upon initial adoption of the standard.

Fair Value of Financial Assets in Inactive Markets

In October 2008, the FASB issued an accounting standard that provides guidance clarifying certain aspects with respect to the fair value measurements of a security when the market for that security is inactive. The Company adopted this guidance in the third quarter of 2008. The effects of adopting this standard on the Company's financial condition, results of operations and cash flows were not material.

Amendment to Other-Than-Temporary Impairment Guidance

In January 2009, the FASB issued an accounting standard that amends the impairment guidance on recognition of interest income and impairment on purchased beneficial interests and beneficial interests that continue to be held by a transferor in securitized financial assets to achieve more consistent determination of whether an other-than-temporary impairment has occurred. The standard also retains and emphasizes the objective of an other-than-temporary impairment assessment and the related disclosure requirements related to the accounting for certain investments in fixed maturity and equity securities and other related guidance. The Company adopted this guidance in the fourth quarter of 2008. The effects of adopting the standard on the Company's financial condition, results of operations and cash flows were not material.

4. FAIR VALUE MEASUREMENTS

Fair Value Measurements on a Recurring Basis

The Company carries certain financial instruments at fair value. The Company defines the fair value of a financial instrument as the amount that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between willing, able and knowledgeable market participants at the measurement date.

The degree of judgment used in measuring the fair value of financial instruments generally correlates with the level of observable valuation inputs. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments for which no quoted prices are available have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction, liquidity and general market conditions.

Fair Value Hierarchy

Assets and liabilities recorded at fair value in the balance sheets are measured and classified in a hierarchy for disclosure purposes, consisting of three "levels" based on the observability of inputs available in the marketplace used to measure the fair values, as discussed below:

- Level 1 - Fair value measurements that are quoted prices (unadjusted) in active markets that the Company has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Company does not adjust the quoted price for such instruments. Assets and liabilities

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

     measured at fair value on a recurring basis and classified as Level 1 include certain government and agency securities, actively traded listed common stocks and futures and options contracts, most separate account assets and most mutual funds.

- Level 2 - Fair value measurements based on inputs other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. Assets and liabilities measured at fair value on a recurring basis and classified as Level 2 generally include certain government and agency securities, most investment-grade and high-yield corporate bonds, certain RMBS, CMBS and collateralized loan obligations/asset-backed securities (CLO/ABS), certain listed equities, state, municipal and provincial obligations, hybrid securities, securities purchased (sold) under agreements to resell (repurchase), mutual fund and hedge fund investments, and certain interest rate and currency derivative contracts.

- Level 3 - Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3. These measurements include circumstances in which there is little, if any, market activity for the asset or liability. Therefore, the Company must make certain assumptions as to the inputs a hypothetical market participant would use to value that asset or liability. In certain cases, the inputs used to measure the fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment. In making the assessment, the Company considers factors specific to the asset or liability. Assets and liabilities measured at fair value on a recurring basis and classified as Level 3 include certain RMBS, CMBS, and collateralized debt/asset-backed securities (CDO/ABS), corporate debt, certain municipal and sovereign debt, certain derivative contracts, private equity and real estate fund investments, and direct private equity investments. The Company's non-financial instrument assets that are measured at fair value on a non-recurring basis generally are classified as Level 3.

The following is a description of the valuation methodologies used for instruments carried at fair value. These methodologies are applied to assets and liabilities across the levels noted above, and it is the observability of the inputs used that determines the appropriate level in the fair value hierarchy for the respective asset or liability.

Valuation Methodologies

Incorporation of Credit Risk in Fair Value Measurements

- The Company's Own Credit Risk. Fair value measurements for certain freestanding derivatives incorporate the Company's own credit risk by determining the explicit cost for each counterparty to protect against its net credit exposure to the Company at the balance sheet date by reference to observable credit default swap or cash bond spreads. A derivative counterparty's net credit exposure to the Company is determined based on master netting agreements, which take into consideration all derivative positions with the Company, as well as cash collateral posted by the Company at the balance sheet date.

- Counterparty Credit Risk. Fair value measurements for freestanding derivatives incorporate counterparty credit risk by determining the explicit cost for the Company to protect against its net credit exposure to each counterparty at the balance sheet date by reference to observable counterparty credit default swap spreads, when available. When not available, other directly or indirectly observable credit spreads will be used to derive the best estimates of the counterparty spreads. The Company's net credit exposure to a counterparty is determined based on master netting agreements, which take into consideration all derivative positions with the counterparty, as well as cash collateral posted by the counterparty at the balance sheet date.

A credit default swap ("CDS") is a derivative contract that allows the transfer of third party credit risk from one party to the other. The buyer of the CDS pays an upfront and/or periodic premium to the seller. The seller's payment obligation is triggered by the occurrence of a credit event under a specified reference security and is determined by

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

the loss on that specified reference security. The present value of the amount of the periodic and/or upfront premium therefore represents a market-based expectation of the likelihood that the specified reference party will fail to perform on the reference obligation, a key market observable indicator of non-performance risk (the "CDS spread").

Fair values for fixed maturity securities based on observable market prices for identical or similar instruments implicitly incorporate counterparty credit risk. Fair values for fixed maturity securities based on internal models incorporate counterparty credit risk by using discount rates that take into consideration cash issuance spreads for similar instruments or other observable information.

The cost of credit protection is determined under a discounted present value approach considering the market levels for single name CDS spreads for each specific counterparty, the mid market value of the net exposure (reflecting the amount of protection required) and the weighted average life of the net exposure. CDS spreads are provided to the Company by an independent third party. The Company utilizes an interest rate based on the benchmark London Interbank Offered Rate ("LIBOR") curve to derive its discount rates.

While this approach does not explicitly consider all potential future behavior of the derivative transactions or potential future changes in valuation inputs, management believes this approach provides a reasonable estimate of the fair value of the assets and liabilities, including consideration of the impact of non-performance risk.

Fixed Maturity Securities - Trading and Available for Sale

Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure fixed maturity securities at fair value in its available for sale and trading portfolios. Market price data is generally obtained from dealer markets.

Management is responsible for the determination of the value of the investments carried at fair value and the supporting methodologies and assumptions. The Company employs independent third-party valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual instruments. When the Company's valuation service providers are unable to obtain sufficient market observable information upon which to estimate the fair value for a particular security, fair value is determined either by requesting brokers who are knowledgeable about these securities to provide a quote, which is generally non-binding, or by employing widely accepted internal valuation models.

Valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested under the terms of service agreements. The inputs used by the valuation service providers include, but are not limited to, market prices from recently completed transactions and transactions of comparable securities, benchmark yields, interest rate yield curves, credit spreads, currency rates, quoted prices for similar securities and other market- observable information, as applicable. The valuation models take into account, among other things, market observable information as of the measurement date as well as the specific attributes of the security being valued, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security or issuer-specific information. When market transactions or other market observable data is limited, the extent to which judgment is applied in determining fair value is greatly increased.

The Company has processes designed to ensure that the values received or internally estimated are accurately recorded, that the data inputs and the valuation techniques utilized are appropriate and consistently applied and that the assumptions are reasonable and consistent with the objective of determining fair value. The Company assesses the reasonableness of individual security values received from valuation service providers through various analytical techniques. In addition, the Company may validate the reasonableness of fair values by comparing information obtained from the Company's valuation service providers to other third-party valuation sources for selected securities. The Company also validates prices for selected securities obtained from brokers through reviews by members of management who have relevant expertise and who are independent of those charged with executing investing transactions.

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

The methodology above is relevant for all fixed maturity securities; following are discussions of certain procedures unique to specific classes of securities.

Fixed Maturity Securities issued by Government Entities

For most debt securities issued by government entities, the Company obtains fair value information from independent third-party valuation service providers, as quoted prices in active markets are generally only available for limited debt securities issued by government entities. The fair values received from these valuation service providers may be based on a market approach using matrix pricing, which considers a security's relationship to other securities for which a quoted price in an active market may be available, or alternatively based on an income approach, which uses valuation techniques to convert future cash flows to a single present value amount.

Fixed Maturity Securities issued by Corporate Entities

For most debt securities issued by corporate entities, the Company obtains fair value information from third-party valuation service providers. For certain corporate debt securities, the Company obtains fair value information from brokers. For those corporate debt instruments (for example, private placements) that are not traded in active markets or that are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments generally are based on available market evidence. In the absence of such evidence, management's best estimate is used.

RMBS, CMBS, CDOs and other ABS

Third-party valuation service providers also provide fair value information for the majority of the Company's investments in RMBS, CMBS, CDOs and other ABS. Where pricing is not available from valuation service providers, the Company obtains fair value information from brokers. Broker prices may be based on an income approach, which converts expected future cash flows to a single present value amount, with specific consideration of inputs relevant to structured securities, including ratings, collateral types, geographic concentrations, underlying loan vintages, loan delinquencies, and weighted average coupons and maturities. Broker prices may also be based on a market approach that considers recent transactions involving identical or similar securities. When the volume or level of market activity for an investment in RMBS, CMBS, CDOs or other ABS is limited, certain inputs used to determine fair value may not be observable in the market.

ML II

The fixed maturity securities, trading portfolio includes an interest in ML II. See Note 5 for additional background information on ML II. At inception, the Company's economic interest in ML II was valued at the transaction price of $52 million. Subsequently, the ML II interest is valued using a discounted cash flow methodology that uses the estimated future cash flows of the assets to which the ML II interest is entitled. The Company applies a model-determined market discount rate to its interest. This discount rate is calibrated to the change in the estimated asset values for the underlying assets commensurate with the Company's interest in the capital structure of the entity. Estimated cash flows and discount rates used in the valuation are validated, to the extent possible, using market observable information for securities with similar asset pools, structure and terms.

The fair value methodology used assumes the underlying collateral in the ML II interest will continue to be held and generate cash flows into the foreseeable future and does not assume a current liquidation of the assets underlying the ML II interest. Other methodologies employed or assumptions made in determining fair value for this investment could result in amounts that differ significantly for the amounts reported.

As of December 31, 2010, the Company expected to receive cash flows (undiscounted) in excess of the Company's initial investment, and any accrued interest, in the ML II interest over the remaining life of the investment after repayment of the first priority obligations owed to the New York Fed. The Company's cash flow methodology considers the capital structure of the collateral securities and their expected credit losses from the underlying asset pools. The fair value of the ML II interest is most affected by changes in the discount rates and changes in the underlying estimated future collateral cash flow assumptions used in the valuation model.

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

The LIBOR interest rate curve changes are determined based on observable prices, interpolated or extrapolated to derive a LIBOR for a specific maturity term as necessary. The spreads over LIBOR for the ML II interest (including collateral-specific credit and liquidity spreads) can change as a result of changes in market expectations about the future performance of these investments as well as changes in the risk premium that market participants would demand at the time of the transactions.

Changes in estimated future cash flows would primarily be the result of changes in expectations for defaults, recoveries and prepayments on underlying loans.

Changes in the discount rate or the estimated future cash flows used in the valuation would alter the Company's estimate of the fair value of ML II as shown in the table below.

                                            Fair Value Change
                                            -----------------
                                              (In Millions)
Twelve Months Ended December 31, 2010
Discount Rates
200 basis point increase                   $               (8)
200 basis point decrease                                    9
400 basis point increase                                  (14)
400 basis point decrease                                   18

Estimated Future Cash Flows
10% increase                                               15
10% decrease                                              (17)
20% increase                                               32
20% decrease                                              (33)

The Company believes that the ranges of discount rates used in these analyses are reasonable on the basis of implied spread volatilities of similar collateral securities and implied volatilities of LIBOR interest rates. The ranges of estimated future cash flows were determined on the basis of variability in estimated future cash flows implied by cumulative loss estimates for similar instruments. Because of these factors, the fair value of ML II is likely to vary, perhaps materially, from the amount estimated.

Equity Securities Traded in Active Markets - Available for Sale

Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure at fair value marketable equity securities in its available for sale portfolios. Market price data is generally obtained from exchange or dealer markets.

Hedge Funds, Private Equity Funds and Other Investment Partnerships-Partnerships and Other Invested Assets

The Company initially estimates the fair value of investments in certain hedge fund, private equity funds and other partnerships by reference to the transaction price. Subsequently, the Company obtains the fair value of these investments from net asset value information provided by the general partner or manager of the investments, the financial statements of which are generally audited annually. The Company considers observable market data and performs diligence procedures in validating the appropriateness of using the net asset value as a fair value measurement.

Short-Term Investments

The carrying value of these assets approximates fair value because of the relatively short period of time between origination and expected realization.

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

Separate Account Assets

Separate account assets are composed primarily of registered and unregistered open-end mutual funds that generally trade daily and are measured at fair value in the manner discussed above for equity securities traded in active markets.

Freestanding Derivatives

Derivative assets and liabilities can be exchange-traded or traded over-the-counter ("OTC"). The Company generally values exchange-traded derivatives using quoted prices in active markets for identical derivatives at the balance sheet date.

OTC derivatives are valued using market transactions and other observable market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. When models are used, the selection of a particular model to value an OTC derivative depends on the contractual terms of, and specific risks inherent in the instrument, as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation models require a variety of inputs, including contractual terms, market prices and rates, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as swaps and options, model inputs can generally be corroborated by observable market data by correlation or other means, and model selection does not involve significant management judgment.

Certain OTC derivatives trade in less liquid markets with limited pricing information, and the determination of fair value for these derivatives is inherently more difficult. When the Company does not have corroborating market evidence to support significant model inputs and cannot verify the model to market transactions, the transaction price may provide the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so the model value at inception equals the transaction price. The Company will update valuation inputs only when corroborated by evidence such as similar market transactions, third party pricing services and/or broker or dealer quotations, or other empirical market data. When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

Embedded Policy Derivatives Included in Policyholder Contract Deposits

The fair value of embedded derivatives contained in certain equity-indexed annuity and life contracts is measured based on actuarial and capital market assumptions related to projected cash flows over the expected lives of the contracts. These cash flow estimates primarily include benefits and related fees assessed, when applicable, and incorporate expectations about policyholder behavior. Estimates of future policyholder behavior are subjective and based primarily on the Company's historical experience.

With respect to embedded derivatives in the Company's indexed life and annuity contracts, option pricing models are used to estimate fair value, taking into account assumptions for future equity index growth rates, volatility of the equity index, future interest rates, and determinations on adjusting the participation rate and the cap on equity indexed credited rates in light of market conditions and policyholder behavior assumptions. This methodology incorporates an explicit risk margin to take into consideration market participant estimates of projected cash flows and policyholder behavior.

The Company also incorporates its own risk of non-performance in the valuation of the embedded policy derivatives associated with indexed annuity and life contracts. Historically, the expected cash flows were discounted using the interest rate swap curve ("swap curve"), which is commonly viewed as being consistent with the credit spreads for highly-rated financial institutions (S&P AA-rated or above). A swap curve shows the fixed-rate leg of a plain vanilla swap against the floating LIBOR leg of a related tenor. The swap curve was adjusted, as necessary, for anomalies between the swap curve and the treasury yield curve. During the fourth quarter of 2010, the Company revised the non-performance risk adjustment to reflect a market participant's view of the Company's claims-paying ability. As a result, in 2010 the Company incorporated an additional spread to the swap curve used to value embedded policy

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

derivatives. Primarily as a result of this change, the fair value of the embedded derivative liabilities decreased by $2 million.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following tables present information about assets and liabilities measured at fair value on a recurring basis and indicates the level of the fair value measurement based on the levels of the inputs used:

At December 31, 2010

                                                               Level 1       Level 2       Level 3    Total Fair Value
                                                               --------   --------------   --------   -----------------
                                                                                     (In Millions)
ASSETS:
Fixed maturity securities, available for sale:
  U.S. government obligations                                  $      -   $          143   $      -   $             143
  Foreign government                                                  -               99          -                  99
  States, territories & political subdivisions                        -               94         34                 128
  Corporate securities                                                -            7,576        129               7,705
  Mortgage-backed, asset-backed and collateralized:

    Residential mortgage-backed securities                            -              544        237                 781
    Commercial mortgage-backed securities                             -              138        301                 439
    Collateralized debt obligation / Asset backed securities          -               62         91                 153
                                                               --------   --------------   --------   -----------------
Total fixed maturity securities, available for sale                   -            8,656        792               9,448
                                                               --------   --------------   --------   -----------------
Fixed maturity securities, trading:
  Mortgage-backed, asset-backed and collateralized:

    Collateralized debt obligation / Asset backed securities          -                -         67                  67
                                                               --------   --------------   --------   -----------------
Total fixed maturity securities, trading                              -                -         67                  67
                                                               --------   --------------   --------   -----------------
Equity securities, available for sale:
  Common stocks                                                       -                -          2                   2
  Preferred stocks                                                    -                5          -                   5
                                                               --------   --------------   --------   -----------------
Total equity securities, available for sale                           -                5          2                   7
                                                               --------   --------------   --------   -----------------
Partnerships and other invested assets                                -               25         32                  57
Short-term investments                                                -              537          -                 537
Separate account assets                                              83                -          -                  83
                                                               --------   --------------   --------   -----------------
    Total                                                      $     83   $        9,223   $    893   $          10,199
                                                               ========   ==============   ========   =================
LIABILITIES:
Policyholder contract deposits                                 $      -   $            -   $     10   $              10
Derivative liabilities:
  Foreign exchange contracts                                          -               16          -                  16
                                                               --------   --------------   --------   -----------------
Total derivative liabilities                                          -               16          -                  16
                                                               --------   --------------   --------   -----------------
    Total                                                      $      -   $           16   $     10   $              26
                                                               ========   ==============   ========   =================

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

At December 31, 2009

                                                               Level 1       Level 2       Level 3    Total Fair Value
                                                               --------   --------------   --------   -----------------
                                                                          (In Millions)
ASSETS:
Fixed maturity securities, available for sale:
  U.S. government obligations                                  $      -   $          188   $      -   $             188
  Foreign government                                                  -               64          -                  64
  States, territories & political subdivisions                        -               60         18                  78
  Corporate securities                                                -            6,985        308               7,293
  Mortgage-backed, asset-backed and collateralized:

    Residential mortgage-backed securities                            -              846        244               1,090
    Commercial mortgage-backed securities                             -              240        201                 441
    Collateralized debt obligation / Asset backed securities          -               59         87                 146
                                                               --------   --------------   --------   -----------------
Total fixed maturity securities, available for sale                   -            8,442        858               9,300
                                                               --------   --------------   --------   -----------------
Fixed maturity securities, trading:
  Mortgage-backed, asset-backed and collateralized:

    Collateralized debt obligation / Asset backed securities          -                -         40                  40
                                                               --------   --------------   --------   -----------------
Total fixed maturity securities, trading                              -                -         40                  40
                                                               --------   --------------   --------   -----------------
Equity securities, available for sale:
  Common stocks                                                      13                -          2                  15
  Preferred stocks                                                    -                4          -                   4
                                                               --------   --------------   --------   -----------------
Total equity securities, available for sale                          13                4          2                  19
                                                               --------   --------------   --------   -----------------
Partnerships and other invested assets                                -                4         20                  24
Short-term investments                                                -              392          -                 392
Separate account assets                                              86                -          -                  86
                                                               --------   --------------   --------   -----------------
    Total                                                      $     99   $        8,842   $    920   $           9,861
                                                               ========   ==============   ========   =================

LIABILITIES:
Policyholder contract deposits                                 $      -   $            -   $      3   $               3
Derivative liabilities                                                -                9          -                   9
                                                               --------   --------------   --------   -----------------
    Total                                                      $      -   $            9   $      3   $              12
                                                               ========   ==============   ========   =================

Transfers of Level 1 and Level 2 Assets and Liabilities

The Company's policy is to record transfers of assets and liabilities between Level 1 and Level 2 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value. Assets are transferred out of Level 1 when they are no longer transacted with sufficient frequency and volume in an active market. Conversely, assets are transferred from Level 2 to Level 1 when transaction volume and frequency are indicative of an active market. The Company had no significant transfers between Level 1 and Level 2 during the year ended December 31, 2010.

At December 31, 2010 and 2009, Level 3 assets were 7.2 percent and 7.5 percent of total assets, respectively, and Level 3 liabilities were 0.10 percent and
0.03 percent of total liabilities, respectively.

Changes in Level 3 Recurring Fair Value Measurements

The following tables present changes during the years ended December 31, 2010 and 2009 in Level 3 assets and liabilities measured at fair value on a recurring basis, and the realized and unrealized gains (losses) recorded in the statements of income (loss) during the years ended December 31, 2010 and 2009 related to the Level 3 assets and liabilities that remained in the balance sheets at December 31, 2010 and 2009:

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

                                                Net                                                                   Changes in
                                             Realized                                                                 Unrealized
                                                And                                                                     Gains
                                            Unrealized      Accumulated     Purchases,                               (Losses) on
                                               Gains           Other          Sales,                                 Instruments
                              Balance at     (Losses)      Comprehensive     Issuances                 Balance  at     Held at
Twelve Months Ended            Beginning    included in       Income            and           Net         End of        End of
December 31, 2010              Of Period     Income (a)        (Loss)        Settlements    Transfers      Period        Period
----------------------------  -----------  -------------  ---------------  -------------  -----------  ------------  ------------
                                                           (In Millions)
ASSETS:
Fixed maturity securities,
available for sale:
  States, territories &
  political subdivisions      $        18  $          -   $           (1)  $         29   $      (12)  $         34  $          -
  Corporate securities                308             -                8            (29)        (158)           129             -
  Mortgage-backed, asset-
  backed and collateralized:
   Residential mortgage-
    backed securities                 244            (7)              41            (84)          43            237             -
   Commercial mortgage-
    backed securities                 201          (101)             193            (69)          77            301             -
   Collateralized debt
    Obligation  / Asset
    backed  securities                 87             1               21              7          (25)            91             -
                              -----------  -------------  ---------------  -------------  -----------  ------------  ------------
Total fixed maturity
 securities, available
  for sale                            858          (107)             262           (146)         (75)           792             -
                              -----------  -------------  ---------------  -------------  -----------  ------------  ------------
Fixed maturity securities,
  trading:
  Mortgage-backed,
   asset-backed  and
    collateralized:
   Collateralized debt
    Obligation  / Asset
    backed  securities                 40            25                -              2            -             67            25
                              -----------  -------------  ---------------  -------------  -----------  ------------  ------------
Total fixed maturity
  securities, trading                  40            25                -              2            -             67            25
                              -----------  -------------  ---------------  -------------  -----------  ------------  ------------
Equity securities,
 available  for sale:
    Common stocks                       2             -                -              -            -              2             -
                              -----------  -------------  ---------------  -------------  -----------  ------------  ------------
Total equity securities,
  available for sale                    2             -                -              -            -              2             -
                              -----------  -------------  ---------------  -------------  -----------  ------------  ------------
Partnerships and other
  invested assets                      20             3                1              6            2             32             -
                              -----------  -------------  ---------------  -------------  -----------  ------------  ------------
   Total                      $       920  $        (79)  $          263   $       (138)  $      (73)  $        893  $         25
                              -----------  -------------  ---------------  -------------  -----------  ------------  ------------
LIABILITIES:
Policyholder contract
deposits                      $         3  $          -   $            -   $          7   $        -   $         10  $          -

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

                                               Net                                                                  Changes in
                                            Realized                                                                Unrealized
                                               and                                                                    Gains
                                           Unrealized                       Purchases,                             (Losses) on
                                              Gains        Accumulated        Sales,                               Instruments
                             Balance at     (Losses)          Other         Issuances                   Balance      Held at
Twelve Months                 Beginning    included in    Comprehensive        and            Net        at End       End of
Ended December 31, 2009      of  Period    Income (a)     Income (Loss)    Settlements     Transfers   of Period      Period
---------------------------  -----------  -------------  ---------------  --------------  -----------  ----------  ------------
                                                                          (In Millions)
ASSETS:
Fixed maturity securities,
 available for sale:
  States, territories &
   political subdivisions    $         -  $          -   $            -   $          33   $      (15)  $       18  $          -
  Corporate securities               449             3               97            (103)        (138)         308             -
  Mortgage-backed,
  asset-backed and
  collateralized:
     Residential mortgage-
       backed securities             276           (17)              (5)            (42)          32          244             -
     Commercial
      mortgage-backed
      securities                      97           (23)             (16)             (8)         151          201             -
     Collateralized debt
     obligation / Asset
     backed securities                50           (13)             (16)              9           57           87             -
                             -----------  -------------  ---------------  --------------  -----------  ----------  ------------
Total fixed maturity
 securities, available
  for sale                           872           (50)              60            (111)          87          858             -
                             -----------  -------------  ---------------  --------------  -----------  ----------  ------------
Fixed maturity securities,
 trading:
Mortgage-backed,
  asset-backed and
  collateralized:
   Collateralized debt
     obligation / Asset
     backed securities                41            (3)               -               2            -           40             -
                             -----------  -------------  ---------------  --------------  -----------  ----------  ------------
Total fixed maturity
 securities, trading                  41            (3)               -               2            -           40             -
                             -----------  -------------  ---------------  --------------  -----------  ----------  ------------
Equity securities,
 available for sale:
      Common stocks                    1             -                -               1            -            2             -
                             -----------  -------------  ---------------  --------------  -----------  ----------  ------------
Total equity securities,
 available for sale                    1             -                -               1            -            2             -
                             -----------  -------------  ---------------  --------------  -----------  ----------  ------------
Partnerships and
 other invested assets                17            (3)               2               3            1           20             -
                             -----------  -------------  ---------------  --------------  -----------  ----------  ------------
   Total                     $       931  $        (56)  $           62   $        (105)  $       88   $      920  $          -
                             -----------  -------------  ---------------  --------------  -----------  ----------  ------------
LIABILITIES:
Policyholder contract
deposits                     $         1  $          -   $            -   $           2   $        -   $        3  $          -

---------
(a) Net realized gains and losses related to Level 3 items shown above are reported in the statements of income (loss) as net realized investment gains (losses). Net realized and unrealized gains and losses on trading securities are reported in net investment income.

Changes in the fair value of separate account assets are completely offset in the statements of income (loss) and comprehensive income (loss) by changes in separate account liabilities, which are not carried at fair value and therefore not included in the tables above.

Transfers  of  Level  3  Assets  and  Liabilities

The Company's policy is to transfer assets and liabilities into Level 3 when a significant input cannot be corroborated with market observable data. This may include: circumstances in which market activity has dramatically decreased and transparency to underlying inputs cannot be observed, current prices are not available, and substantial price variances in quotations among market participants exist.

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

The following table provides the components of the transfers of Level 3 assets on a gross basis:

                                           Gross         Gross           Net
                                         Transfers     Transfers      Transfers
At December 31, 2010                         In          (Out)        In (Out)
---------------------------------------  ----------  --------------  -----------
                                                     (In Millions)
ASSETS:
 Obligations of states, municipalities
 and political subdivisions              $        -  $         (12)  $      (12)
 Corporate securities                           104           (262)        (158)
 RMBS                                            43              -           43
 CMBS                                            77              -           77
 CDO/ABS                                          1            (26)         (25)
 Partnerships and other invested assets           3             (1)           2
                                         ----------  --------------  -----------
Total assets                             $      228  $        (301)  $      (73)
                                         ==========  ==============  ===========

During the year ended December 31, 2010, the Company transferred into Level 3 approximately $228 million of assets consisting of certain ABS, CMBS and RMBS, private placement corporate debt and investment partnerships. The transfers into Level 3 related to investments in ABS, RMBS and CMBS were due to a decrease in market transparency, downward credit migration and an overall increase in price disparity for certain individual security types. Transfers into Level 3 for private placement corporate debt were primarily the result of the Company overriding third party matrix pricing information downward to better reflect the additional risk premium associated with those securities that the Company believes was not captured in the matrix. Investment partnerships transferred into Level 3 primarily consisted of certain hedge funds with limited market activity due to fund-imposed redemption restrictions.

Assets are transferred out of Level 3 when circumstances change such that significant inputs can be corroborated with market observable data. This may be due to a significant increase in market activity for the asset, a specific event, one or more significant input(s) becoming observable, or when a long-term interest rate significant to a valuation becomes short-term and thus observable. During the year ended December 31, 2010, the Company transferred approximately $301 million of assets out of Level 3. These transfers out of Level 3 are primarily related to investments in private placement corporate debt, investments in certain ABS and CDOs and certain investment partnerships. Transfers out of Level 3 for private placement corporate debt and for ABS were primarily the result of the Company using observable pricing information or a third party pricing quote that appropriately reflects the fair value of those securities, without the need for adjustment based on the Company's own assumptions regarding the characteristics of a specific security or the current liquidity in the market. Similarly, transfers out of Level 3 for CDO investments backed by corporate credits were primarily the result of the Company using observable pricing information or a third party pricing quote that appropriately reflects the fair value of those securities, without the need for adjustment based on the Company's own assumptions regarding the characteristics of a specific security or the current liquidity in the market. Transfers out of Level 3 for CDO investments were primarily due to increased observations of market transactions and price information for those securities. Certain investment partnerships were transferred out of Level 3 primarily due to the availability of information related to the underlying assets of these funds.

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

Investments in Certain Entities Carried at Fair Value Using Net
Asset Value Per Share

The following table includes information related to the Company's investments in certain other invested assets, including private equity funds, hedge funds and other alternative investments that calculate net asset value per share (or its equivalent). For these investments, which are measured at fair value on a recurring or non-recurring basis, the Company uses the net asset value per share as a practical expedient for fair value.

                                                                    December 31, 2010                December 31, 2009
                                                        -------------------------------------   --------------------------
                                                            Fair Value                           Fair Value
                                                            Using Net            Unfunded        Using Net      Unfunded
                                                           Asset Value         Commitments      Asset Value   Commitments
                                                        ------------------  ------------------  ------------  ------------
INVESTMENT CATEGORY                                                                    (In Millions)
Private equity funds:

Leveraged buyout       Debt and/or equity
                       investments
                       made as part of a                $               20  $               19  $         12  $         27
                       transaction in which assets
                       of  mature companies are
                       acquired from the current
                       shareholders, typically with
                       the use of financial leverage.

Venture capital        Early-stage, high-potential,
                       growth companies                                  2                   3             -             -
                       expected to generate a return
                       through an eventual
                       realization event, such as
                       an initial  public offering or
                       sale of the company.

Other                  Real estate, energy, multi-
                       strategy,  mezzanine, and                         7                   4             7             5
                       industry-focused strategies.
                                                        ------------------  ------------------  ------------  ------------
Total private
equity funds                                                            29                  26            19            32
                                                        ------------------  ------------------  ------------  ------------
Hedge funds:

Long-short             Securities that the manager
                       believes are undervalued,                        25                   -             -             -
                       with corresponding short
                       positions to hedge market
                       risk.

Other                  Non-U.S. companies, futures
                       and commodities, macro                            -                   -             4             -
                       and multi-strategy and
                       industry-focused strategies.
                                                        ------------------  ------------------  ------------  ------------
Total hedge funds                                                       25                   -             4             -
                                                        ------------------  ------------------  ------------  ------------
Total                                                   $               54  $               26  $         23  $         32
                                                        ==================  ==================  ============  ============

At December 31, 2010, private equity fund investments included above are not redeemable during the lives of the funds and have expected remaining lives that extend in some cases more than 10 years. At that date, 1 percent of the total above had expected remaining lives of less than three years, 20 percent between 3 and 7 years and 78 percent between 7 and 10 years. Expected lives are based upon legal maturity, which can be extended at the fund manager's discretion, typically in one-year increments.

At December 31, 2010, all hedge fund investments included above are redeemable quarterly, with redemption notices ranging from 30 days to 90 days. 100 percent require redemption notices of less than 90 days. An investment representing approximately 98 percent of the value of the hedge fund investments cannot be redeemed, either in whole or in part, because the investment includes various restrictions. The restrictions, which have a pre-defined end date, are expected to be lifted by the end of 2012.

Fair Value Measurements on a Non-Recurring Basis

The Company also measures the fair value of certain assets on a non-recurring basis, generally quarterly, annually, or when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. These assets include cost and equity-method investments and mortgage and other loans. The Company uses a variety of techniques to measure the fair value of these assets when appropriate, as described below:

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

Cost and equity-method investments. When the Company determines that the carrying value of these assets may not be recoverable, the Company records the assets at fair value with the loss recognized in earnings. In such cases, the Company measures the fair value of these assets using the techniques discussed in Valuation Methodologies, above, for other invested assets.

Mortgage and other loans. When the Company determines that the carrying value of these assets may not be recoverable, the Company records the assets at fair value with the loss recognized in earnings. In such cases, the Company measures the fair value of these assets using the techniques discussed below for mortgage and other loans.

Fair Value Option - Fixed Maturity Securities, Trading

The Company may elect to measure financial instruments at fair value and certain other assets and liabilities that are not otherwise required to be measured at fair value. Subsequent changes in fair value for designated items are reported in earnings.

The Company has elected fair value accounting for its economic interest in ML
II. The Company recorded gains (losses) of $25 million, $(3) million and $(11) million in the years ended December 31, 2010, 2009 and 2008, respectively, to reflect the change in the fair value of ML II, which were reported as a component of net investment income in the statements of income (loss).

Fair Value Information about Financial Instruments Not Measured at Fair Value

Information regarding the estimation of fair value for financial instruments not carried at fair value (excluding insurance contracts) is discussed below.

Mortgage and Other Loans Receivable

Fair values of mortgage loans were estimated for disclosure purposes using discounted cash flow calculations based upon discount rates the Company believes market participants would use in determining the price that they would pay for such assets. For certain loans, the Company's current incremental lending rates for similar type loans is used as the discount rate, as it is believed that this rate approximates the rate that market participants would use. Fair values of collateral, commercial and guaranteed loans were estimated principally by using independent pricing services, broker quotes and other independent information.

Policy loans

The fair values of the policy loans were not estimated as the Company believes it would have to expend excessive costs for the benefits derived.

Short-Term Investments

The carrying value of these assets approximates fair value because of the relatively short period of time between origination and expected realization.

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

Policyholder Contract Deposits Associated with Investment-type Contracts

Fair value for policyholder contract deposits associated with investment-type contracts (those without significant mortality risk) not accounted for at fair value were estimated for disclosure purposes using discounted cash flow calculations based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. Where no similar contracts are being offered, the discount rate is the appropriate tenor swap rates (if available) or current risk-free interest rates consistent with the currency in which cash flows are denominated.


The following table presents the carrying value and estimated fair value of the Company's financial instruments:

                                                             2010             2009
                                                ---------------------   -----------------
                                                   Carrying      Fair   Carrying    Fair
                                                    Amount      Value    Amount    Value
                                                --------------  ------  ---------  ------
                                                              (In Millions)
ASSETS
Fixed maturity securities, available for sale   $        9,448  $9,448  $   9,300  $9,300
Fixed maturity securities, trading                          67      67         40      40
Equity securities, available for sale                        7       7         19      19
Mortgage and other loans receivable                        734     755        791     745
Policy loans                                               216     216        220     220
Partnerships and other invested assets                     136     136        125     125
Short-term investments                                     826     826        611     611
Separate account assets                                     83      83         86      86

LIABILITIES
Policyholder contract deposits (a)                       2,239   2,451      2,223   2,338
Derivative liabilities                                      16      16          9       9

---------
(a) Net embedded derivatives within liability host contracts are presented within policyholder contract deposits.

   THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

5. INVESTMENTS

FIXED MATURITY AND EQUITY SECURITIES

Available for Sale Securities

The cost or amortized cost, gross unrealized gains and losses, and fair value of fixed maturity and equity securities available for sale by major category were as follows:

                                                                                                   Other-Than-
                                                  Cost or       Gross         Gross                 Temporary
                                                 Amortized   Unrealized     Unrealized     Fair    Impairments
                                                    Cost        Gains         Losses      Value    in AOCI (a)
                                                 ----------  -----------  --------------  ------  -------------
                                                                          (In Millions)
December 31, 2010
Fixed maturities
 U.S. government obligations                     $      128  $        15  $           -   $  143  $          -
 Foreign government                                      86           13              -       99             -
 States, territories & political
  subdivisions                                          130            1             (3)     128             -
 Corporate securities                                 6,948          668            (43)   7,573             7
 Mortgage-backed, asset-backed
  and collateralized:
  Residential mortgage-backed
   securities                                           809           32            (60)     781           (23)
  Commercial mortgage-backed
   securities                                           496           17            (74)     439           (19)
  Collateralized debt obligation /
   Asset backed securities                              161           11            (19)     153             7
  Affiliated securities                                 132            -              -      132             -
                                                 ----------  -----------  --------------  ------  -------------
Total fixed maturities                                8,890          757           (199)   9,448           (28)
  Equity securities:
   Common stocks                                          1            -              -        2             -
   Preferred stocks                                       4            1              -        5             -
                                                 ----------  -----------  --------------  ------  -------------
Total equity securities                                   5            1              -        7             -
                                                 ----------  -----------  --------------  ------  -------------
Total                                            $    8,895  $       758  $        (199)  $9,455  $        (28)
                                                 ==========  ===========  ==============  ======  =============

   THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO
                        FINANCIAL STATEMENTS (Continued)


                                                                                                   Other-Than-
                                                  Cost or       Gross         Gross                 Temporary
                                                 Amortized   Unrealized     Unrealized     Fair    Impairments
                                                    Cost        Gains         Losses      Value    in AOCI (a)
                                                 ----------  -----------  --------------  ------  -------------
                                                                          (In Millions)
December 31, 2009
Fixed maturities
 U.S. government obligations                     $      173  $        15  $           -   $  188  $          -
 Foreign government                                      57            8              -       65             -
 States, territories & political
   subdivisions                                          79            1             (2)      78             -
 Corporate securities                                 6,783          487           (100)   7,170            12
 Mortgage-backed, asset-backed and
  collateralized:
   Residential mortgage-backed securities             1,196           40           (146)   1,090           (33)
   Commercial mortgage-backed
    securities                                          686            8           (254)     440           (77)
   Collateralized debt obligation /
    Asset backed securities                             184            5            (42)     147             1
  Affiliated securities                                 122            -              -      122             -
                                                 ----------  -----------  --------------  ------  -------------
 Total fixed maturities                               9,280          564           (544)   9,300           (97)
 Equity securities:
  Common stocks                                          11            5             (1)      15             -
  Preferred stocks                                        4            -              -        4             -
                                                 ----------  -----------  --------------  ------  -------------
 Total equity securities                                 15            5             (1)      19             -
                                                 ----------  -----------  --------------  ------  -------------
Total                                            $    9,295  $       569  $        (545)  $9,319  $        (97)
                                                 ==========  ===========  ==============  ======  =============

--------
(a) Represents the amount of other-than-temporary impairment losses recognized in accumulated other comprehensive income (loss), which, starting on April 1, 2009, were not included in earnings. Amount includes unrealized gains and losses on impaired securities relating to changes in the value of such securities subsequent to the impairment measurement date.

The following table summarizes the Company's fair values and gross unrealized losses on fixed maturity and equity securities available for sale, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2010 and 2009:

                                                   Less than 12 Months          12 Months or More               Total
                                                 ------------------------  ----------------------------  --------------------
                                                                Gross                         Gross                 Gross
                                                    Fair      Unrealized        Fair        Unrealized    Fair    Unrealized
December 31, 2010                                  Value        Losses         Value          Losses     Value      Losses
-----------------------------------------------  ----------  ------------  --------------  ------------  ------  ------------
                                                                           (In Millions)
Fixed maturities
 U.S. government obligations                     $        -  $         -   $            -  $         -   $    -  $         -
 Foreign government                                       -            -                -            -        -            -
 States, territories &
  political subdivisions                                 91           (3)               -            -       91           (3)
 Corporate securities                                   754          (28)             325          (15)   1,079          (43)
 Mortgage-backed, asset-
  backed  and collateralized:
  Residential mortgage-
   backed  securities                                   210           (8)             239          (52)     449          (60)
  Commercial mortgage-
   backed  securities                                    34            -              269          (74)     303          (74)
  Collateralized debt obligation /
   Asset backed securities                               23           (2)              82          (17)     105          (19)
                                                 ----------  ------------  --------------  ------------  ------  ------------
Total fixed maturities                                1,112          (41)             915         (158)   2,027         (199)
                                                 ----------  ------------  --------------  ------------  ------  ------------
Total                                            $    1,112  $       (41)  $          915  $      (158)  $2,027  $      (199)
                                                 ==========  ============  ==============  ============  ======  ============

   THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK NOTES TO
                        FINANCIAL STATEMENTS (Continued)

                                       Less than 12 Months        12 Months or More             Total
                                    ------------------------  ----------------------------  -------------------
                                                   Gross                          Gross                Gross
                                       Fair      Unrealized        Fair        Unrealized    Fair    Unrealized
December 31, 2009                     Value        Losses         Value          Losses     Value      Losses
--------------------------------    ----------  ------------  --------------  ------------  ------  ------------
                                                              (In Millions)
Fixed maturities
 States, territories &
  political  subdivisions           $       37  $        (1)  $           14  $        (1)  $   51  $        (2)
 Corporate securities                    1,154          (58)             828          (42)   1,982         (100)
 Mortgage-backed, asset-
  backed and  collateralized:
   Residential mortgage-
     backed  securities                    244          (82)             256          (64)     500         (146)
   Commercial mortgage-
     backed  securities                    168         (167)             103          (87)     271         (254)
   Collateralized debt obligation /
    Asset backed securities                 48          (25)              75          (17)     123          (42)
                                    ----------  ------------  --------------  ------------  ------  ------------
Total fixed maturities                   1,651         (333)           1,276         (211)   2,927         (544)
Equity securities:
  Common stocks                              -            -                1           (1)       1           (1)
  Preferred stocks                           4            -                -            -        4            -
                                    ----------  ------------  --------------  ------------  ------  ------------
Total equity securities                      4            -                1           (1)       5           (1)
                                    ----------  ------------  --------------  ------------  ------  ------------
Total                               $    1,655  $      (333)  $        1,277  $      (212)  $2,932  $      (545)
                                    ==========  ============  ==============  ============  ======  ============

As of December 31, 2010, the Company held 445 individual fixed maturity and equity securities that were in an unrealized loss position, of which 209 individual securities were in a continuous unrealized loss position for twelve months or more.

The Company did not recognize in earnings the unrealized losses on these fixed maturity securities at December 31, 2010, because management neither intends to sell the securities nor does it believe that it is more likely than not that it will be required to sell these securities before recovery of their amortized cost basis. Furthermore, management expects to recover the entire amortized cost basis of these securities. In performing this evaluation, management considered the recovery periods for securities in previous periods of broad market declines. For fixed maturity securities with significant declines, management performed fundamental credit analysis on a security-by-security basis, which included consideration of credit enhancements, expected defaults on underlying collateral, review of relevant industry analyst reports and forecasts and other market available data.

The following table presents the amortized cost and fair value of fixed maturity securities available for sale by contractual maturity as of December 31, 2010:

                                                        Total Fixed Maturity Available
                                                           for place  Securities
                                                    ----------------------------------
                                                        Amortized
                                                           Cost          Fair Value
                                                    -------------------  -----------
                                                              (In Millions)
Due in one year or less                             $               361  $       366
Due after one year through five years                             1,624        1,739
Due after five years through ten years                            1,745        1,902
Due after ten years                                               3,694        4,069
Mortgage-backed, asset-backed and
collateralized securities                                         1,466        1,372
                                                    -------------------  -----------
Total fixed maturity securities available for sale  $             8,890  $     9,448
                                                    ===================  ===========

Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay certain obligations with or without call or prepayment penalties.

At December 31, 2010, the Company's investments included one investment with a single issuer that each exceeded 10 percent of the Company's shareholder's equity. The investment was a short-term money market investment of

   THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
               NOTES TO FINANCIAL STATEMENTS (Continued)

$823 million. In 2009, there was one investment exceeding 10 percent, which was a short-term money market investment.

Total carrying values of bonds, at amortized cost deposited with regulatory authorities in accordance with statutory requirements were $194 million and $366 million at December 31, 2010 and 2009, respectively.

Trading Securities

ML II

On December 12, 2008, in conjunction with the termination of the Securities Lending Program, AIG, the Participants and the Agent entered into an Asset Purchase Agreement (the "Asset Purchase Agreement") with ML II. Pursuant to the Asset Purchase Agreement, the Participants sold to ML II all of their undivided interests in a pool of $39.3 billion par amount of RMBS held in the Securities Lending Program's collateral account. In exchange for the RMBS, the Participants received an initial purchase price of $19.8 billion plus the right to receive deferred contingent portions of the total purchase price, as described below. The total purchase price was based on the fair value of the RMBS as of October 31, 2008, and the Participants recognized a realized loss of $2.2 billion on the transaction. The amount of the initial payment and the deferred contingent portions of the total purchase price were allocated among the Participants based on their respective ownership interests in the pool of RMBS as of September 30, 2008.

Pursuant to a credit agreement, the New York Fed, as senior lender, made a loan to ML II (the "ML II Senior Loan") in the aggregate amount of $19.5 billion (such amount being the cash purchase price of the RMBS payable by ML II on the closing date after certain adjustments, including payments on RMBS for the period between the transaction settlement date of October 31, 2008 and the closing date of December 12, 2008). The ML II Senior Loan is secured by a first priority security interest in the RMBS and all property of ML II, bears interest at a rate per annum equal to one-month LIBOR plus 1.0 percent and has a stated six-year term, subject to extension by the New York Fed at its sole discretion. After the ML II Senior Loan has been repaid in full, to the extent there are sufficient net cash proceeds from the RMBS, the Participants will be entitled to receive from ML II a portion of the deferred contingent purchase price in the amount of up to $1.0 billion plus interest that accrues from the closing date and is capitalized monthly at the rate of one-month LIBOR plus 3.0 percent. Upon payment in full of the ML II Senior Loan and the accrued distributions on the Participants' fixed portion of the deferred contingent purchase price, all remaining amounts received by ML II will be paid five-sixths to the New York Fed as contingent interest and one-sixth to the Participants as remaining deferred contingent purchase price. The New York Fed will have sole control over ML II and the sales of the RMBS by ML II so long as the New York Fed has any interest in the ML II Senior Loan.

Neither AIG nor the Company have any control rights over ML II. The Company has determined that ML II is a VIE and the Company is not the primary beneficiary. The transfer of RMBS to ML II has been accounted for as a sale. The Company has elected to account for its economic interest in ML II (including the rights to the deferred contingent purchase price) at fair value. This interest is reported in fixed maturity securities, trading, with changes in fair value reported as a component of net investment income. See Note 4 herein for further discussion of the Company's fair value methodology and the valuation of ML II.

Net unrealized gains (losses) included in the statements of income (loss) from fixed maturity securities classified as trading securities in 2010, 2009 and 2008 were $25 million, $565 thousand and $(11) million, respectively.

MORTGAGE LOANS ON REAL ESTATE

At December 31, 2010, the Company had direct commercial mortgage loan exposure of $743 million representing U.S. loan exposure. At that date, substantially all of the U.S. loans were current. The Company does not currently have any foreign commercial mortgage loans.

   THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                  NOTES TO FINANCIAL STATEMENTS (Continued)

The U.S. commercial loan exposure by state and type of loan, at December 31, 2010, were as follows:

State                 # of Loans  Amount *   Apartments       Offices      Retails   Industrials   Hotels   Others   % of Total
--------------------  ----------  ---------  -----------  ---------------  --------  ------------  -------  -------  -----------
                                                          ($In Millions)
New York                      20  $     151  $        23  $            97  $     21  $          5  $     -  $     5       20.3 %
New Jersey                    13        112           92                -        20             -        -        -       15.1 %
California                    16         95            9               36         -            33        4       13       12.8 %
Texas                          9         42            9               12         7            14        -        -        5.7 %
Florida                       12         35            -               16        12             7        -        -        4.7 %
Other states                  64        308           48               51        93            28       38       50       41.4 %
--------------------  ----------  ---------  -----------  ---------------  --------  ------------  -------  -------  ----------
Total                        134  $     743  $       181  $           212  $    153  $         87  $    42  $    68      100.0 %
                      ==========  =========  ===========  ===============  ========  ============  =======  =======  ==========

--------
*   Excludes portfolio valuation allowance

The Company's mortgage and other loan valuation allowance activity are as follows:

                                    2010        2009       2008
                                   ------  --------------  -----
                                           (In Millions)
Allowance, beginning of year       $   6   $            -  $   -
Additions to allowance for losses     25                6      -
Charge-offs, net of recoveries       (13)               -      -
                                   ------  --------------  -----
Allowance, end of year             $  18   $            6  $   -
                                   ======  ==============  =====

The Company's impaired mortgage loans are as follows:

                                   2010        2009       2008
                                  ------  -------------  ------
                                          (In Millions)
Impaired loans with valuation
allowances                        $    22 $           -  $    -
Impaired loans without valuation
allowances                             17             -       -
                                   ------  ------------  ------
  Total impaired loans                 39             -       -
Less: Valuation allowances on
 impaired loans                       (6)             -       -
                                   ------  ------------  ------
  Impaired loans, net              $   33  $          -  $    -
                                  =======  ============  ======

The Company recognized $2 million in interest income on the above impaired mortgage loans for the year ended December 31, 2010. The Company did not recognize any interest income on impaired loans for the years ended December 31, 2009 and 2008.

   THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
               NOTES TO FINANCIAL STATEMENTS (Continued)

INVESTMENT INCOME

Investment income by type of investment was as follows for the years ended December 31:

                                          2010        2009        2008
                                         ------  --------------  ------
                                                 (In Millions)
Investment income:
 Fixed maturities                        $  680  $         637   $ 666
 Equity securities                            1              1       1
 Mortgage and other loans                    46             60      59
 Policy loans                                14             15      14
 Investment real estate                       6              6      10
 Partnerships and other invested assets      14             10     (22)
 Securities Lending                           -              -      22
 Other investment income                      2              2       5
                                         ------  -------------   -----
Gross investment income                     763            731     755
Investment expenses                         (16)           (15)     (5)
                                         ------  -------------   -----
Net investment income                    $  747  $         716   $ 750
                                         ======  =============   =====

The carrying value of investments that produced no investment income during 2010 was $46 million, which is less than 0.5 percent of total invested assets. The ultimate disposition of these investments is not expected to have a material effect on the Company's results of operations and financial position.

   THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                NOTES TO FINANCIAL STATEMENTS (Continued)

NET REALIZED INVESTMENT GAINS (LOSSES)

Realized investment gains (losses) by type of investment were as follows for the years ended December 31:

                                                           2010        2009         2008
                                                          ------  --------------  --------
                                                                  (In Millions)
Sales of fixed maturity securities, available for sale:
 Gross gains                                              $  66   $          32   $   202
 Gross losses                                                (8)            (17)     (292)
Sales of equity securities, available for sale:
 Gross gains                                                  3               1         -
 Gross losses                                                 -               -         -
Partnerships and other invested assets:
 Gross gains                                                  -               6         -
 Gross losses                                               (24)             (6)       (5)
Derivatives:
 Gross gains                                                  1               -        21
 Gross losses                                               (10)             (7)      (53)
Securities lending collateral, including other-than-
  temporary impairments                                      14              (1)   (1,127)
Other-than-temporary impairments:
 Total other-than-temporary impairments on
   available for sale securities                            (77)           (147)     (977)
  Portion of other-than-temporary impairments on
   available for sale fixed maturity securities
   recognized in accumulated other comprehensive
   income                                                   (28)             (4)        -
                                                          ------  --------------  --------
Net other-than-temporary impairments on available
  for sale securities recognized in net income (loss)      (105)           (151)     (977)
Other-than-temporary impairments on all other
  investments                                                 -              (2)        -
                                                          ------  --------------  --------
Net realized investment losses before taxes               $ (63)  $        (145)  $(2,231)
                                                          ======  ============== =========

   THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                NOTES TO FINANCIAL STATEMENTS (Continued)

CREDIT IMPAIRMENTS

The following table presents a rollforward of the credit impairments recognized in earnings for available for sale fixed maturity securities held by the
Company:

                                                                         Twelve Months    Nine Months
                                                                             Ended           Ended
                                                                         December 31,     December 31,
                                                                             2010             2009
                                                                        ---------------  --------------
                                                                               (In Millions)
Balance, beginning of year                                              $          262   $           -
Increases due to:
  Credit losses remaining in accumulated deficit related to adoption
   of new other-than-temporary impairment standard                                   -             232
  Credit impairments on new securities subject to impairment losses                 38              10
  Additional credit impairments on previously impaired securities                   82              49
Reductions due to:
  Credit impaired securities fully disposed for which there was
   no prior intent or requirement to sell                                          (12)            (22)
  Credit impaired securities for which there is a current intent or
   anticipated requirement to sell                                                  (1)              -
  Accretion on securities previously impaired due to credit                         (7)             (7)
   Other                                                                           (10)
                                                                        ---------------  --------------
Balance, end of year                                                    $          352   $         262
                                                                        ===============  ==============

6. DERIVATIVE FINANCIAL INSTRUMENTS

The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate risk, foreign currency exchange risk and credit risk. See Notes 3 and 4 for further discussion on derivative financial instruments.

The following table presents the notional amount and fair value of derivative financial instruments, by their underlying risk exposure, held at:

                                            Derivative Assets       Derivative Liabilities
                                       ---------------------------  ----------------------
                                          Notional         Fair       Notional     Fair
December 31, 2010                        Amount(a)        Value      Amount(a)     Value
-------------------------------------  --------------  ------------  ----------  ---------
                                                         (In Millions)
Derivatives not designated as hedging
  instruments:
 Foreign exchange contracts            $            5  $          -  $       36  $       16
 Other contracts                                   22             -         100          10
                                       --------------  ------------  ----------  ----------
Total derivatives, gross               $           27             -  $      136          26
                                       ==============  ------------  ==========  ----------
Less: Bifurcated embedded derivatives                             -                      10
                                                       ------------              ----------
Total derivatives on balance sheets                    $          -              $       16
                                                       ============              ==========

   THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
               NOTES TO FINANCIAL STATEMENTS (Continued)

                                                  Derivative Assets                Derivative Liabilities
                                       ---------------------------------------     -----------------------
                                            Notional              Fair               Notional      Fair
                                            Amount(a)            Value              Amount(a)     Value
                                       -------------------   ------------------    ----------    ------
December 31, 2009                                             (In Millions)
Derivatives not designated as
  hedging instruments:
  Foreign exchange contracts           $                 -   $               -    $       53   $     9
  Other contracts                                       22                   -            18         3
                                       -------------------   ------------------    ----------  -------
Total derivatives, gross               $                22                   -    $       71        12
                                       ===================   ------------------   ===========  -------
Less: Bifurcated embedded derivatives                                        -                       3
                                                             ------------------                -------
Total derivatives on balance sheets                          $               -                 $     9
                                                             ==================                 =======

--------
(a) Notional amount represents a standard of measurement of the volume of derivatives. Notional amount is generally not a quantification of market risk or credit risk and is not recorded on the balance sheets. Notional amounts generally represent those amounts used to calculate contractual cash flows to be exchanged and are not paid or received, except for certain contracts such as currency swaps.

Foreign exchange contracts used by the Company include cross-currency interest rate swaps, which are used to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company holds.

The Company issued certain indexed universal life and variable annuity products which contain guaranteed provisions that are considered embedded derivatives. The fair value of these embedded derivatives is reflected in policyholder contract deposits in the balance sheets. The changes in fair value of the embedded derivatives are reported in net realized investment gains (losses) in the accompanying statements of income (loss).

The Company recorded the following change in value of its derivative financial instruments, including periodic net coupon settlements and gains and losses on sales of derivatives in net realized investment gains (losses) in the statements of income (loss):

                                                    2010        2009        2008
                                                   ------  --------------  ------
                                                           (In Millions)
Derivatives not designated as hedging instruments
  Foreign exchange contracts                       $ (10)  $          (5)  $  19
  Other contracts                                      1              (2)    (51)
                                                   ------  --------------  ------
Total                                              $  (9)  $          (7)  $ (32)
                                                   ======  ==============  ======

The Company is exposed to potential credit-related losses in the event of nonperformance by counterparties to financial instruments. At December 31, 2010 and 2009, the Company had $16 million and $9 million, respectively, of net derivative liabilities outstanding with AIG Financial Products Corp., an affiliated company. The credit exposure of the Company's derivative financial instruments is limited to the fair value of contracts that are favorable to the Company at the reporting date.

7. VARIABLE INTEREST ENTITIES

A VIE is a legal entity that does not have sufficient equity at risk to finance its activities without additional subordinated financial support, or is structured such that equity investors lack the ability to make significant decisions relating to the entity's operations through voting rights and do not substantively participate in the gains and losses of the entity. Consolidation of a VIE by its primary beneficiary is not based on majority voting interest, but rather is based on other criteria discussed below.

While the Company enters into various arrangements with VIEs in the normal course of business, the Company's involvement with VIEs is primarily as a passive investor in debt securities (rated and unrated) and equity interests issued by VIEs. In all instances, the Company consolidates the VIE when it determines that the Company is the primary beneficiary. This analysis includes a review of the VIE's capital structure, contractual relationships and terms, nature of the VIE's operations and purpose, nature of the VIE's interests issued, and the Company's

   THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

involvements with the entity. In evaluating consolidation, the Company also evaluates the design of the VIE, and the related risks to which the entity was designed to expose the variable interest holders.

For VIEs with attributes consistent with that of an investment company or a money market fund, the primary beneficiary is the party or group of related parties that absorbs a majority of the expected losses of the VIE, receives the majority of the expected residual returns of the VIE, or both.

For all other variable interest entities, the primary beneficiary is the entity that has both (i) the power to direct the activities of the VIE that most significantly affect the entity's economic performance and (ii) the obligation to absorb losses or the right to receive benefits that could be potentially significant to the VIE. While also considering these factors, the consolidation conclusion depends on the breadth of the Company's decision-making ability and its ability to influence activities that significantly affect the economic performance of the VIE.

Exposure to Loss

The Company calculates its maximum exposure to loss to be (i) the amount invested in the debt or equity of the VIE, (ii) the notional amount of VIE assets or liabilities where the Company has also provided credit protection to the VIE with the VIE as the referenced obligation, and (iii) other commitments and guarantees to the VIE.

The following table presents total assets of unconsolidated VIEs in which the Company holds a variable interest, as well as the Company's maximum exposure to loss associated with these VIEs:

                                                      Maximum Exposure to Loss
                                              ------------------------------------
                                  Total VIE     On-Balance    Off-Balance
                                    Assets        Sheet          Sheet      Total
                                  ----------  --------------  ------------  ------
December 31, 2010                                    (In Millions)
Real estate and investment funds  $    2,086  $           34  $          1  $   35
Maiden Lane II                        16,455              67             -      67
                                  ----------  --------------  ------------  ------
Total                             $   18,541  $          101  $          1  $  102
                                  ==========  ==============  ============  =======
December 31, 2009
Real estate and investment funds  $        1  $            8  $          -  $    8
Maiden Lane II                        15,911              40             -      40
                                  ----------  --------------  ------------  ------
Total                             $   15,912  $           48  $          -  $   48
                                  ==========  ==============  ============  =======

Balance Sheet Classification

The Company's interest in the assets and liabilities of unconsolidated VIEs was classified on the Company's balance sheets as follows:

                                           At December 31,
                                       ---------------------
                                         2010        2009
                                       ----------   --------
                                           (In Millions)
Assets:
 Fixed maturity securities, trading    $       67   $     40
 Other invested assets                         34          8
                                       ----------   --------
Total assets                           $      101   $     48
                                       ==========   ========

   THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                NOTES TO FINANCIAL STATEMENTS (Continued)

Real Estate and Investment Funds

The Company participates as a passive investor in the equity issued primarily by third-party-managed hedge and private equity funds, real estate funds and some funds managed by AIG Investments (an affiliate). The Company is typically not involved in the design or establishment of VIEs, nor does it actively participate in the management of VIEs. The Company's exposure to funds that are unconsolidated VIEs was not material to the Company's financial condition as of December 31, 2010 or 2009.

ML II

On December 12, 2008, the Company and certain other domestic insurance subsidiaries of AIG sold all of their undivided interests in a pool of $39.3 billion face amount of RMBS to ML II, whose sole member is the New York Fed. The Company has a significant variable economic interest in ML II, which is a VIE. See Note 5 herein for further discussion.

RMBS, CMBS, Other ABS and CDOs

The Company is a passive investor in RMBS, CMBS, other ABS and CDOs primarily issued by domestic special-purpose entities. The Company generally does not sponsor or transfer assets to, or act as the servicer to these asset-backed structures, and was not involved in the design of these entities.

The Company's maximum exposure in these types of structures is limited to its investment in securities issued by these entities. Based on the nature of the Company's investments and its passive involvement in these types of structures, the Company has determined that it is not the primary beneficiary of these entities. The fair values of the Company's investments in these structures are reported in Note 4 and Note 5 herein.

8. SECURITIES LENDING PROGRAM

The Company and certain other wholly owned U.S. insurance company subsidiaries of AIG historically participated in the Securities Lending Program, which was managed by an affiliated agent, AIG Securities Lending Corp. (the "Agent") and an affiliated investment advisor for the benefit of the insurance company participants (collectively, "the Participants").

During the fourth quarter of 2008, in connection with certain securities lending transactions, the Company met the requirements for sale accounting because collateral received from the counterparties was insufficient to fund substantially all of the cost of purchasing replacement assets. Accordingly, the Company accounted for such lending transactions as sales combined with forward purchase commitments, rather than as secured borrowings.

On December 12, 2008, the Securities Lending Program was terminated following the sale of long-term investments held by the Agent in the Securities Lending Program's collateral account and the settlement of all outstanding securities lending transactions. Prior to the termination of the Securities Lending Program, the Participants recognized realized capital losses on other-than-temporary impairments and sales of the long-term investments. AIG made capital contributions to the Participants, which were funded directly to the Securities Lending Program's collateral account, and which largely offset the obligations of the Participants to contribute to the collateral account their pro rata share of any investment losses incurred.

   THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
               NOTES TO FINANCIAL STATEMENTS (Continued)

The Company recorded the following amounts in 2008 related to the Securities Lending Program:

                                                                              (In Millions)
For the year ended December 31, 2008:
Realized losses on securities lending collateral:
  Net realized losses on RMBS sold to ML II                                   $        (114)
  Net realized losses on all other asset sales                                         (114)
  Realized losses due to other-than-temporary declines in value                        (938)
                                                                              -------------
Total                                                                         $      (1,166)
                                                                              =============
Net realized losses related to lent securities with insufficient collateral:
  Deemed sales of lent securities                                             $         (46)
  Forward purchase commitments                                                          (51)
                                                                              -------------
Total                                                                         $         (97)
                                                                              =============

At December 31, 2008, the Company's assets included undistributed funds held in the Securities Lending Program collateral account and a receivable from affiliate for amounts due to the Company from the Agent. The Company received settlement of those amounts during 2009, and terminated its securities lending agency agreement with the Agent effective as of December 31, 2009.

On September 19, 2008, a proceeding was commenced pursuant to the provisions of the Securities Investor Protection Act of 1970 ("SIPA") with respect to Lehman Brothers Inc. ("Lehman") and a trustee was appointed to administer the Lehman estate. On that date, securities owned by the Company and certain other Participants (collectively, the "Affected Participants") were on loan to Lehman under a master securities lending agreement (the "MSLA"). The commencement of this SIPA proceeding constituted an event of default under the MSLA, and the lent securities were not returned by Lehman. The Affected Participants reported the lent securities that were not returned by Lehman as sales. As a result of the default, the Affected Participants exercised their remedies under the MSLA to apply collateral held against the amounts owed by Lehman. The remaining collateral held with respect to securities loaned to Lehman was distributed in cash to the Affected Participants on December 30, 2008 and was reflected in other liabilities at December 31, 2009 and 2008. In 2010, a settlement with the Lehman estate was reached, and the settlement was funded on September 10, 2010. The Company recognized a realized gain in 2010 of $14 million as an adjustment to the estimated losses previously recorded on the sale treatment of the lent securities.

9. DEFERRED POLICY ACQUISITION COSTS

The following table summarizes the activity in DAC:

                                                        2010      2009     2008
                                                       ------  ---------  ------
                                                               (In Millions)
Balance at January 1                                   $  324   $   425   $  364
 Deferrals                                                 24        19       38
 Accretion of interest/amortization                       (39)      (45)      21
 Effect of unlocking assumptions used in
  estimating future gross profits                          (9)        -       (3)
 Effect of realized gains on securities (a)                 -        (1)     (37)
 Effect of unrealized (gains) losses on securities (b)    (35)       (74)     42
                                                       ------  ---------   -----
Balance at December 31                                 $  265   $    324   $ 425
                                                       ======  =========   =====

-------
(a) In 2009, a decrease of $39 million related to the cumulative effect of adopting a new other-than-temporary impairments accounting standard is not reflected as it is offset in (b) below with no net impact to the DAC balance.

(b) In 2009, an increase of $39 million related to the cumulative effect of adopting a new other-than-temporary impairments accounting standard is not reflected as it is offset in (a) above with no net impact to the DAC balance.

   THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

Deferred sales inducement balances and activity for years ended December 31, 2010, 2009 and 2008 are immaterial.

In accordance with GAAP, the Company periodically unlocks assumptions as necessary. Depending on the product, DAC, URR and other required reserves may be affected. In 2010, unlocking increased amortization due to improved mortality for life insurance. Unlocking also reduced reserves on certain interest sensitive life products. In 2009, there were no prospective unlockings implemented. In 2008, DAC amortization increased due to unlocking interest and lapse assumptions on certain deferred annuity products.

During 2010, the Company continued to migrate certain blocks of reserves and DAC from various legacy systems to a new valuation system, representing approximately $160 million of reserves and $55 million of DAC at the point of conversion. During 2009 and 2008, the corresponding amounts were approximately $1.3 billion and $1.5 billion of reserves and $106 million and $44 million of DAC, respectively, at the point of conversion.

10. FUTURE POLICY BENEFITS AND POLICYHOLDER CONTRACT DEPOSITS

Future policy benefits and policyholder contract deposit liabilities were as follows at December 31:

                                      2010           2009
                                 --------------  ----------
                                   (Restated)
                                      (In Millions)
Future policy benefits:
 Ordinary life                   $          684  $    674
 Group life                                  94        83
 Life contingent annuities                2,546     2,293
 Terminal funding                         1,197     1,221
 Accident and health                        643       637
                                 --------------  --------
Total                            $        5,164  $  4,908
                                 ==============  ========
Policyholder contract deposits:
 Annuities                       $        2,156  $  2,133
 Corporate-owned life insurance              43        41
 Universal life                           1,793     1,830
 Other contract deposits                     85        96
                                 --------------  --------
Total                            $        4,077  $  4,100
                                 ==============  ========

For interest-sensitive life insurance and investment contracts, reserves equal the sum of the policy account balance and deferred revenue charges, and as applicable, other required reserves. Reserves for other contracts are based on estimates of the cost of future policy benefits. Interest, mortality, and surrender assumptions vary by product and are generally based upon actual experience at the time of issue. Interest assumptions used to compute individual life reserves ranged from 1.0 percent to 8.0 percent.

The Company performs a loss recognition review to determine whether future profitability of insurance-oriented products may be substantially lower than estimated, which can result in an impairment charge or the establishment of additional reserves. This review considers if additional future policy benefit reserves are required if unrealized gains included in other comprehensive income were assumed to be actually realized and the proceeds are reinvested at lower
yields.   As a result of this review, the Company increased reserves by $217 million in 2010.  No additional reserves were necessary in 2009.

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

The liability for future policy benefits has been established on the basis of the following assumptions:

- Interest rates (exclusive of immediate/terminal funding annuities), which vary by year of issuance and products, range from 1.0 percent to 8.0 percent. Interest rates on immediate/terminal funding annuities are at a maximum of 13.5 percent and grade to no less than 1.3 percent.

- Mortality and surrender rates are based upon actual experience modified to allow for variations in policy form. The weighted average lapse rate, including surrenders, for individual and group life approximated 6.4 percent.

The liability for policyholder contract deposits has been established on the basis of the following assumptions:

- Interest rates credited for deferred annuities vary by year of issuance and range from 2.5 percent to 5.5 percent. This range is applicable to deferred annuity contracts where the crediting rates are not directly based on equity market returns. Current declared interest rates are generally guaranteed to remain in effect for a period of one year, though some are guaranteed for longer periods. Withdrawal charges generally range from zero percent to 8.0 percent grading to zero over a period of zero to 8 years.

- Interest rates on corporate-owned life insurance are guaranteed at 4.0 percent and the weighted average rate credited in 2010 was 4.4 percent.

-    The universal life policies have credited interest rates of 1.0 percent to
     8.0 percent and guarantees ranging from 1.0 percent to 5.5 percent depending on the year of issue. Additionally, universal life policies are subject to surrender charges that amount to 10.2 percent of the aggregate fund balance grading to zero over a period no longer than 20 years.

Participating life insurance accounted for approximately 19.6 percent of life insurance in force at December 31, 2010.

Dividends to be paid on participating life insurance contracts are determined annually based on estimates of the contracts' earnings. Policyholder dividends were $3 million, $3 million and $4 million in 2010, 2009 and 2008, respectively, and are included in policyholder benefits in the statements of income (loss).

GMDB
----

Details concerning the Company's GMDB exposure (net of reinsurance) including a return of net deposits plus a minimum return as of December 31 were as follows:

                                                 2010               2009
                                             -------------      -------------
                                                      ($In Millions)
In the event of death (GMDB)
 Account value                                 $        73              $  77
 Net amount at risk (a)                                  1                  7
 Average attained age of contract holders               67                 67
 Range of guaranteed minimum return rates     0.00%-10.00%       0.00%-10.00%

--------
(a) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders died at the same balance sheet date.

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

The following summarizes the reserve for guaranteed benefits (net of reinsurance) on variable contracts. The gross reserve is reflected in the general account and reported in future policy benefits on the balance sheets:

                                 2010          2009
                              ---------     ---------
                                     (In Millions)
Balance at January 1          $       -     $      -
Guaranteed benefits incurred          -            1
Guaranteed benefits paid              -           (1)
                              ---------     ---------
Balance at December 31 (b)    $       -     $      -
                              =========     =========

--------
(b)  Balances at December 31, 2010 and 2009 are less than $200 thousand.

The following assumptions and methodology were used to determine the reserve for guaranteed benefits at December 31, 2010 and 2009:

     - Data used was 1,000 stochastically generated investment performance scenarios.

     -    Mean  investment  performance  assumption  was  10.0  percent.

     -    Volatility  assumption  was  16.0  percent.

     - Mortality was assumed to be 87.5 percent of the 1975-80 SOA Ultimate table.

     - Lapse rates vary by contract type and duration and range from 5.0 percent to 25.0 percent with an average of 11.2 percent.

     -    The discount rate was 8.0 percent.

11.  ACCIDENT  AND  HEALTH  RESERVES

Activity in the liability for unpaid claims and claim adjustment expenses relating to the Company's accident and health business, which is reported in policy claims and benefits payable, is summarized as follows:

                                                             2010         2009      2008
                                                            -----       --------    -----
                                                                  (In Millions)
Balance as of January 1, net of reinsurance recoverable     $ 669      $     708   $ 649
Add: Incurred losses related to:
Current year                                                   72             81      111
Prior years                                                   118            124      158
                                                            -----       --------    -----
Total incurred losses                                         190            205      269
                                                             ----        -------    -----
Deduct: Paid losses related to:
Current year                                                   72             90      112
Prior years                                                   638            154       98
                                                            -----       --------    -----
Total paid losses                                             710            244      210
                                                            -----       --------    -----
Balance as of December 31, net of reinsurance recoverable     149            669      708
Reinsurance recoverable                                         5              4        6
                                                            -----       --------    -----
Balance as of December 31, gross of reinsurance recoverable $ 154       $    673    $ 714
                                                            =====       ========    =====

The liability for unpaid claims and claim adjustment expenses relating to the Company's accident and health business is based on the estimated amount payable on claims reported prior to the date of the balance sheets which have not yet been settled, claims reported subsequent to the date of the balance sheets which have been incurred during the period then ended, and an estimate (based on past experience) of incurred but unreported claims relating to such periods.

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

12.  REINSURANCE

The Company generally limits its exposure to loss on any single insured to $10 million by ceding additional risks through reinsurance contracts with other insurers. On an exception basis, the Company can increase its exposure to loss on any single insured up to $15 million. For employer group life business, the Company limits its exposure to $500 thousand on any coverage per policy. For employer group long term disability ("LTD"), the Company reinsures risks in excess of $6 thousand of monthly disability income.

A receivable is recorded for reinsured benefits, both paid and pending, which are recoverable from the reinsurer. Reinsurance premiums are recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.


Reinsurance transactions for the years ended December 31, 2010, 2009 and 2008 were as follows:

                                                                                         Percentage
                                                  Ceded       Assumed From                of Amount
                                                 to Other         Other        Net         Assumed
                               Gross Amount     Companies       Companies     Amount       to Net
                               --------------   -----------   --------------  --------    ---------
                                                              (In Millions)
December 31, 2010
Life insurance in force        $      124,314   $    22,227   $         543   $102,630       0.53%
                               =============    ===========   =============   ========
Premiums:
 Life insurance and annuities  $          369   $       130   $           1   $    240       0.42%
 Accident and health insurance            291            19               -        272       0.00%
                               --------------   -----------   -------------   --------
Total premiums                 $          660   $       149   $           1   $    512       0.20%
                               ==============    ==========   =============   ========
December 31, 2009
Life insurance in force        $      131,255   $    24,336   $         600   $107,519       0.56%
                               ==============    ==========   =============   ========
Premiums:
 Life insurance and annuities  $          390   $       123   $           2   $    269       0.74%
 Accident and health insurance            341            38              (1)       302      -0.33%
                               --------------   -----------   -------------   --------
Total premiums                 $          731   $       161   $           1   $    571       0.18%
                               ==============    ==========   =============   ========
December 31, 2008
Life insurance in force        $      137,672   $    26,904   $         652   $111,420       0.59%
                               ==============    ==========   =============   ========
Premiums:
 Life insurance and annuities  $          661   $       125   $           1   $    537       0.19%
 Accident and health insurance            395            41              (2)       352      -0.57%
                               --------------   -----------   -------------   --------
Total premiums                 $        1,056   $       166   $          (1)  $    889      -0.11%
                               ==============    ==========   =============   ========

The Company's reinsurance agreements do not relieve it from its direct obligations to its insureds. Thus, a credit exposure exists with respect to life reinsurance ceded to the extent that any reinsurer fails to meet the obligations assumed under any reinsurance agreement. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial strength of its reinsurers and monitors concentration of credit risk arising from similar characteristics among the reinsurers.

Total reinsurance recoverables are included in reinsurance receivables on the balance sheets. Reinsurance recoverable on paid losses was approximately $30 million, and $22 million, at December 31, 2010 and 2009, respectively. Reinsurance recoverable on unpaid losses was approximately $19 million, and $15 million at

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2010 and 2009, respectively. Ceded claim and surrender recoveries under reinsurance agreements were $105 million, $97 million and $102 million for the years ended 2010, 2009 and 2008, respectively.

During 2010, the Company fully terminated and recaptured the reinsurance treaty with Swiss Re Life and Health America, Inc. for a specified block of disability income business. The recapture resulted in a pre-tax gain of $217 thousand.

In December 2002 the Company entered into a coinsurance/modified coinsurance agreement with AIG Life of Bermuda, Ltd. ("AIGB"), an affiliate. The agreement has an effective date of March 1, 2002. Under the agreement, AIGB reinsures a 90 percent quota share of the Company's liability on virtually all individual level term policies issued by the Company with issue dates on or after March 1, 2002. The agreement is unlimited in duration but either party may terminate the agreement as to new business with thirty days written notice to the other party. This agreement does not meet the criteria for reinsurance accounting under GAAP, therefore, deposit accounting is applied. This agreement was amended to terminate for new business issued on and after August 1, 2009.

The agreement also provides for an experience refund of all profits, less a reinsurance risk charge. The main impact of the agreement on the Company's results of operations for the years ended December 31, 2010, 2009 and 2008 was a pre-tax expense of approximately $6 million, $6 million and $6 million, respectively, representing the risk charge associated with the reinsurance agreement.

Effective October 1, 1998, the Company entered into an agreement to cede 49 percent of its New York and 100 percent of its non-New York group life (excluding permanent policies) and group accident and health business to an affiliated entity, American General Assurance Company ("AGAC"). This agreement required AGAC to pay the Company a ceding commission of $13 million at the inception. Effective January 1, 2007, the Company recaptured this group business from AGAC. The net liabilities transferred from AGAC to the Company totaled $749 million. As a result of the recapture, the Company recorded a $33 million pretax gain. Additionally, the Company deferred a $37 million ceding commission paid to AGAC and amortized it over a two year period, the average rate guarantee period.

13.  COMMITMENTS  AND  CONTINGENT  LIABILITIES

COMMITMENTS

Leases

The Company has various long-term, noncancelable operating leases for office space which expire at various dates through 2013. At December 31, 2010, the future minimum lease payments under the operating leases are as follows:

           (In Millions)
2011       $            3
2012                    3
2013                    3
2014                    -
2015                    -
Thereafter              -
            -------------
Total      $            9
           ==============

Rent expense was $3 million, $3 million and $3 million for the years ended December 31, 2010, 2009 and 2008 respectively.

Commitments  to  Fund  Partnership  Investments

The Company had unfunded commitments for its limited partnership investments totaling $73 million at December 31, 2010. These capital commitments can be called by the partnership during the commitment period (on average

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

five years) to fund working capital needs or purchase new investments. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitments but may elect to do so.

Mortgage Loan Commitments

The Company had $11 million in commitments relating to mortgage loans at December 31, 2010.

CONTINGENT LIABILITIES

Superior National Matter

In 1997, USLIFE Corporation (the former parent of the Company) entered into the workers' compensation reinsurance business. At the end of 1998, the Company discontinued writing new workers' compensation reinsurance business. The largest contract written was a quota share reinsurance agreement with Superior National Insurance Group, Inc., Centre Insurance Company, and Converium Insurance (North America) (collectively, "Superior National"), effective May 1, 1998.

On November 29, 1999, the Company initiated an arbitration proceeding to rescind the Superior National contract from its inception, based in part on misrepresentations and nondisclosures that the Company believed were made by Superior National. Subsequent settlements were made with Centre Insurance Company in 2004 and Converium Insurance in 2005. Arbitration was decided in favor of Superior National in 2007, but was appealed by the Company to the United States Court of Appeals for the Ninth Circuit ("the Ninth Circuit"). The appeals process continued until 2010.

Pre-tax losses, prior to allocated investment income, recorded by the Company related to the Superior National treaty totaled $29 million in 2009 and $29 million in 2008. These losses were principally driven by the accretion of interest and discounted present value.

As of December 31, 2009, the Company recorded a liability of $639 million, which represented a decrease of $23 million over the December 31, 2008 recorded liability of $662 million. This decrease was driven by a draw-down of $53 million from funds held on deposit by the Company to secure its obligations under the 1998 treaty ("Special California Schedule P Deposit") to reimburse Superior National for claim amounts billed subsequent to the February 2007 arbitration ruling and offset by increases in interest charges.

On January 4, 2010, the Ninth Circuit denied the Company's appeal and affirmed the arbitration award in favor of Superior National Insurance Company in Liquidation ("SNICIL"). On January 19, 2010, the Company filed a petition for a rehearing before the entire Ninth Circuit panel of judges. The Ninth Circuit, in turn, directed SNICIL to file a response to the Company's petition.

On March 19, 2010, the Ninth Circuit denied the petition for rehearing. On March 25, 2010, the Company filed a motion to stay the mandate for entry of judgment pending a filing of a petition for certiorari in the Supreme Court of the United States. On March 28, 2010, the Ninth Circuit granted the motion to stay.

On June 18, 2010, the California liquidation court "so ordered" the parties' agreed stipulation under which $186 million of the Special Schedule P Deposit would be released to the California Insurance Commissioner for distribution to the California Insurance Guarantee Association in partial satisfaction of the judgment against the Company. The release of the $186 million from the Special Schedule P Deposit was made by wire transfer to the Commissioner on June 21, 2010. On June 18, 2010, the Company paid the balance of the judgment, with interest on the full amount, amounting to approximately $343 million. The total amount paid to satisfy the judgment was approximately $529 million.

The Company negotiated with SNICIL and on October 8, 2010 accepted their commutation offer of $139 million. On January 13, 2011, the California Liquidation Court approved the commutation agreement.

As of December 31, 2010, the Company recorded a liability of $139 million for amounts due to Superior National Insurance Group. The outstanding balance was paid by release of the Special Schedule P Deposit on January 28,

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

2011. The remaining Special Schedule P Deposit funds were released to the Company in February, 2011. With this settlement, the Company's obligations under this treaty are fully satisfied or otherwise discharged.

Legal and Regulatory Matters

The Company is party to various lawsuits and proceedings arising in the ordinary course of business. These lawsuits and proceedings include certain class action claims and claims filed by individuals who have excluded themselves from settlement of class action lawsuits relating to life insurance pricing and sales practices. In addition, many of these proceedings are pending in jurisdictions that permit damage awards disproportionate to the actual economic damages alleged to have been incurred. Based upon information presently available, the Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on the Company's results of operations, cash flows and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions continues to create the potential for an unpredictable judgment in any given suit.

All fifty states have laws requiring solvent life insurance companies to pay assessments to protect the interests of policyholders of insolvent life insurance and annuity companies. Each state has insurance guaranty association laws under which insurers doing business in a state can be assessed, up to prescribed limits and on the basis of the proportionate share of the premiums written by member insurers, to pay certain contractual insurance benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. We accrue liabilities for guaranty fund assessments when an assessment is probable, can be reasonably estimated and when the event obligating us to pay has occurred. The Company estimates the liability using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While we cannot predict the amount and timing of any future assessments, we have established reserves we believe are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings.

Various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, market conduct exams or regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.

Prior to September 22, 2008, the Company and certain affiliates were parties to an existing inter-affiliate credit facility (the "facility"), under which the Company and such affiliates committed to make loans to AIG and received from AIG an annual facility fee at a specified rate. The facility was terminated on September 22, 2008, in connection with AIG's entry into an $85 billion revolving credit facility with the New York Fed. All amounts owing from AIG to the Company under the facility as of its termination date have been paid in full.

14. SHAREHOLDER'S EQUITY

Capital contributions received by the Company were as follows:


                                                     2010       2009      2008
                                                     -----   ----------  -------
                                                           (In Millions)
Cash from Parent                                     $   -   $      350  $     -
Contributions related to Securities Lending Program      -            -      916
                                                     -----   ----------    -----
  Total cash contributions                               -          350      916
Contributions of securities at fair value                -            -      145
All other non cash contributions                         1            1        -
                                                     -----   ----------  -------
  Total capital contributions                        $   1   $      351  $ 1,061
                                                     =====   ==========  =======

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

The components of accumulated other comprehensive income (loss) are as follows:

                                                              2010         2009      2008
                                                            ---------    --------   -------
                                                              (Restated)
                                                                      (In M illions)
Fixed maturity and equity securities, available for sale:
  Gross unrealized gains                                    $      758   $   569    $   287
  Gross unrealized losses                                         (199)     (545)      (746)
Net unrealized gains on other invested assets                        3         4          2
Adjustments to DA C                                                (34)        1         36
Insurance loss recognition                                        (217)        -          -
Deferred federal and state income tax (expense) benefit           (104)       (1)       147
                                                            ----------   -------    -------
  Accumulated other comprehensive income (loss) (a)         $      207   $    28    $  (274)
                                                            ==========   =======    =======

----------
(a) Includes a decrease of $383 million in 2009 related to the cumulative effect of adopting a new other-than-temporary impairment accounting standard.

Dividends that the Company may pay to the Parent in any year without prior approval of the New York State Insurance Department ("NYSID") are limited by statute. The maximum amount of dividends which can be paid to shareholders of insurance companies domiciled in the state of New York without obtaining the prior approval of the NYSID is limited to the lesser of either 10 percent of the preceding year's statutory surplus or the preceding year's statutory net gain from operations not in excess of unassigned surplus. The maximum dividends payout that may be made in 2011 without prior approval of the NYSID is $116 million.

The Company is required to file financial statements prepared in accordance with statutory accounting practices prescribed or permitted by state insurance regulatory authorities. Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, excluding certain assets from statutory admitted assets and valuing investments and establishing deferred taxes on a different basis.

The state has the right to permit specific practices that deviate from prescribed practices. In 2010, the Company received permission from the NYSID to restate the gross paid-in and contributed surplus and the unassigned funds components of its surplus. The effective date was September 30, 2010. This restatement resulted in an increase in unassigned funds of $1.1 billion to offset the Company's losses incurred as a result of its participation in the Securities Lending Program, and a corresponding decrease in gross paid-in and contributed surplus of $1.1 billion.

Statutory net income (loss) and capital and surplus of the Company at December 31 were as follows:

                                               2010     2009       2008
                                             -------   -------   --------
                                                    (In Millions)
Statutory net income (loss)                  $   117   $   372   $ (1,660)
Statutory capital and surplus                $ 1,167   $ 1,013   $    630

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

15.  FEDERAL  INCOME  TAXES

The components of the provision for income taxes on pretax income for the years ended December 31 were as follows:



                                      2010             2009          2008
                                   ------------   ------------  -----------
                                                   (In Millions)
Current                            $       (30)   $       14    $     (413)
Deferred                                   (64)           24           461
                                   ------------   ----------    ----------
Total income tax expense (benefit) $       (94)   $       38    $       48
                                   ============   ==========    ==========

The US statutory income tax rate is 35 percent for 2010, 2009 and 2008. Actual tax expense on income differs from the statutory amount computed by applying the federal income tax rate for the years ended December 31 due to the following:

                                                       2010        2009        2008
                                                   ----------   ---------    -----------
                                                              (In Millions)
US federal income tax (benefit) at statutory rate  $       73   $      31    $     (687)
Adjustments:
  Valuation allowance                                    (171)         (1)        734
  State income tax                                          5           7           3
  IRS audit settlements                                     -           -          (2)
  Prior year corrections                                    -           1           -
  Other credits, taxes and settlements                     (1)          -           -
                                                   ----------   ---------    -----------
Total income tax expense (benefit)                 $      (94)  $      38    $      48
                                                   ==========   =========    ==========

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of deferred tax assets and liabilities at December 31 are as follows:

                                                                            2010            2009
                                                                         -----------    ------------
                                                                           (Restated)
                                                                                (In Millions)
Deferred tax assets:
  Excess capital losses and other tax carryovers                          $       456   $        465
  Basis differential of investments                                               122            156
  Net unrealized losses on debt and equity securities available for sale            -             11
  State deferred tax benefits                                                       -              5
  Policy reserves                                                                 101            156
  Other                                                                             3              2
                                                                          -----------    -----------
  Total deferred tax assets before valuation allowance                            682            795
  Valuation allowance                                                            (405)          (567)
                                                                          -----------    -----------
  Total deferred tax assets                                                       277            228
Deferred tax liabilities:
Deferred policy acquisition costs                                                 (35)           (51)
  Net unrealized gains on debt and equity securities available for sale          (175)           (21)
  State deferred tax liabilities                                                    -             (1)
  Policy reserves                                                                   -            (52)
  Other                                                                           (26)           (20)
                                                                          -----------    -----------
  Total deferred tax liabilities                                                 (236)          (145)
                                                                          -----------    -----------
Net deferred tax asset                                                    $        41    $        83
                                                                          ===========    ===========

At December 31, 2010, the Company had capital loss carryforwards of $1.2 billion expiring through the year 2015.

The Company is included in the consolidated federal income tax return of its ultimate parent, AIG. Under the tax sharing agreement with AIG, taxes are recognized and computed on a separate company basis. To the extent that benefits for net operating losses, foreign tax credits or net capital losses are utilized on a consolidated basis, the Company will recognize tax benefits based upon the amount of the deduction and credits utilized in the consolidated federal income tax return.

In general, realization of deferred tax assets depends on a company's ability to generate sufficient taxable income of the appropriate character within the carryforward periods in the jurisdictions in which the net operating losses and deductible temporary differences were incurred. The Company assessed its ability to realize the deferred tax asset of $606 million and concluded a $405 million valuation allowance was required to reduce the deferred tax asset at December 31, 2010 to an amount the Company believes is more likely than not to be realized.

When making its assessment, the Company considered all available evidence, including the impact of being included in the consolidated federal tax return of AIG, future reversals of existing taxable temporary differences, estimated future GAAP taxable income, and tax planning strategies the Company would implement, if necessary, to realize the net deferred tax asset.

In assessing future GAAP taxable income, the Company considered its strong earnings history exclusive of the recent losses on the securities lending program, because the Company and AIG entered into transactions with the New York Fed to limit exposure to future losses. The Company also considered the continuing earnings strength of the businesses AIG retained and the recent recapitalization, when assessing the ability to generate sufficient future taxable income during the relevant carryforward periods to realize the deferred tax asset.

Estimates of future taxable income generated from specific transactions and tax planning strategies discussed above could change in the near term, perhaps materially, which may require the Company to adjust its valuation allowance.

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

Such adjustment, either positive or negative, could be material to the Company's financial condition or it results of operations for an individual period.

In evaluating the realizability of the loss carryforwards, the Company considered the relief provided by Internal Revenue Service ("IRS") Notice 2008-84 which provides that the limitation on loss carryforwards that can arise as a result of one or more acquisitions of stock of a loss company will not apply to such stock acquisitions for any period during which the United States becomes a direct or indirect owner of more than 50 percent interest in the loss company.

The Company did not have any unrecognized tax benefits as of December 31, 2010 and 2009, respectively.

The Company's tax returns for 2003 to 2006 are currently under examination. The Company's taxable years 2001-2010 remain subject to examination by major tax jurisdictions.

16.  RELATED-PARTY  TRANSACTIONS

Events Related to AIG

On September 30, 2010, AIG entered into an agreement-in-principle with the United States Department of the Treasury (the "Department of the Treasury"), the New York Fed, and the AIG Credit Facility Trust, a trust established for the sole benefit of the Department of the Treasury (the "Trust"), for a series of integrated transactions to recapitalize AIG (the "Recapitalization"). AIG completed the Recapitalization on January 14, 2011. For more information regarding the Recapitalization, please see Note 18.

Additional information on AIG is provided in the Company's 2010 Annual Statement and is also publicly available in AIG's regulatory filings with the U.S. Securities and Exchange Commission ("SEC"). Information regarding AIG as described herein is qualified by regulatory filings AIG files from time to time with the SEC.

Operating Agreements

The Company is party to several reinsurance agreements with its affiliates covering certain life and accident and health insurance risks. Premium income ceded to affiliates was $11 million, $28 million and $29 million for the years ended December 31, 2010, 2009 and 2008, respectively. Commission ceded to affiliates was $2 million, $4 million and $4 million for the years ended December 31, 2010, 2009 and 2008, respectively.

The Company is party to several cost sharing agreements with its affiliates. Generally, these agreements provide for the allocation of costs upon either the specific identification basis or a proportional cost allocation basis which management believes to be reasonable. For the years ended December 31, 2010, 2009 and 2008, the Company was charged $115 million, $134 million and $160 million, respectively, for expenses attributed to the Company. Accounts payable for such services at December 31, 2010 and 2009 were not material.

The Company provides life insurance coverage to employees of AIG and its domestic subsidiaries in connection with AIG's employee benefit plans. The statements of income (loss) include $12 million in premiums relating to this business for 2010, $14 million for 2009 and $18 million for 2008.

Notes of Affiliates

On December 27, 2006, the Company invested $117 million in a 5.18 percent fixed rate Senior Promissory Note due December 27, 2011, issued by SunAmerica Financial Group, Inc. ("SAFG, Inc."; formerly AIG Life Holdings (US), Inc.). The Company recognized interest income of $6 million, $6 million and $6 million on the Note during 2010, 2009 and 2008, respectively.

On September 15, 2006, the Company invested $5 million in a 5.57 percent fixed rate Senior Promissory Note due September 15, 2011, issued by SAFG, Inc. The Company recognized interest income of $279 thousand, $279 thousand and $279 thousand on the Note during 2010, 2009 and 2008, respectively.

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

On December 7, 2005, the Company acquired 5.75 percent Senior Notes due December 14, 2015, issued by Transatlantic Holdings, Inc., an affiliate of the Company, at a cost of $30 million. Other affiliates of the Company are holders of the same class of securities. On June 10, 2009, AIG closed a public offering of 29.9 million shares of Transatlantic Holdings, Inc. common stock owned by AIG. At the close of the public offering, AIG retained 13.9 percent of Transatlantic Holdings, Inc. outstanding common stock. As a result, AIG deconsolidated Transatlantic and the Company's investment in Transatlantic Holdings, Inc. was no longer considered affiliated. The Company recognized interest income of $1 million and $2 million on the Notes while they were still considered an affiliate during 2009 and 2008, respectively. On March 15, 2010, AIG closed a secondary public offering of 8.5 million shares of Transatlantic Holdings, Inc. common stock owned by American Home Assurance Company, a subsidiary of AIG, further reducing AIG's investment in this former affiliate.

Agreements with Affiliates

Due to the merger of AIL into the Company at December 31, 2010, policies that were originally issued by AIL are guaranteed by National Union Fire Insurance Company of Pittsburgh, Pa. ("National Union"), while policies issued by the Company are guaranteed by American Home Assurance Company ("American Home"), both indirect wholly owned subsidiaries of AIG. National Union and American Home have terminated the General Guarantee Agreements dated July 13, 1998 and March 3, 2003, respectively (the "Guarantees") with respect to prospectively issued policies and contracts issued by AIL or the Company. The Guarantees terminated on April 30, 2010 at 4:00 p.m. Eastern Time ("Point of Termination"). Pursuant to its terms, the Guarantees do not apply to any group or individual policy, contract or certificate issued after the Point of Termination. The Guarantees will continue to cover applicable policies, contracts and certificates with a date of issuance earlier than the Point of Termination until all insurance obligations under such policies, contracts and certificates are satisfied in full. National Union's and American Home's audited statutory financial statements are filed with the SEC as part of the Company's registration statements for its variable products that were issued prior to the Point of Termination.

Effective September 11, 2010, AIG terminated the support agreement between itself and the Company (the "Support Agreement"), pursuant to which AIG would cause the Company to maintain a policyholders' surplus of not less than $1 million or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement provided that if the Company needed funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG would provide such funds at the request of the Company. AIG could terminate the Support Agreement with respect to outstanding obligations of the Company only under certain circumstances, including where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. On August 12, 2010, AIG notified the Company of its intent to terminate the Support Agreement as a result of the above circumstance.

Other

The Company engages in structured settlement transactions, certain of which transactions involve affiliated property and casualty insurance company members of the Chartis group of AIG. In a structured settlement arrangement, a property and casualty insurance policy claimant has agreed to settle a casualty insurance claim in exchange for fixed payments over either a fixed determinable period of time or a life contingent period. In such claim settlement arrangements, a casualty insurance claim payment provides the funding for the purchase of a single premium immediate annuity ("SPIA") issued by the Company for the ultimate benefit of the claimant. The portion of the Company's liabilities related to structured settlements involving life contingencies are reported in future policy benefits, while the portion not involving life contingencies are reported in policyholder contract deposits. In certain structured settlement arrangements the property and casualty insurance company remains contingently liable for the payments to the claimant. The Company carried liabilities of $2.3 billion and $753 million at December 31, 2010 and 2009, respectively, related to SPIAs issued by the Company in conjunction with structured settlement transactions involving Chartis members where those Chartis members remained contingently liable for the payments to the claimant. In addition, the Company carried liabilities for the structured settlement transactions where the Chartis members were no longer contingently liable for the payments to the claimant.

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                   NOTES TO FINANCIAL STATEMENTS (Continued)

17.  BENEFIT  PLANS

Effective January 1, 2002, the Company's employees participate in various benefit plans sponsored by AIG, including a noncontributory qualified defined benefit retirement plan, various stock option and purchase plans, a 401(k) plan and a post retirement benefit program for medical care and life insurance. AIG's U.S. plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates.

18.  SUBSEQUENT  EVENTS

The Company has evaluated subsequent events through the date the financial statements were issued.

On January 14, 2011, AIG completed the Recapitalization with the New York Fed, the Department of the Treasury, and the Trust. As part of the Recapitalization, AIG repaid to the New York Fed approximately $21 billion in cash, representing complete repayment of all amounts owing under AIG's revolving credit facility with the New York Fed (the "New York Fed credit facility"), and the New York Fed credit facility was terminated. In addition, (i) the shares of AIG's Series C Perpetual, Convertible, Participating Preferred Stock, par value $5.00 per share, held by the Trust were exchanged for 562,868,096 shares of AIG common stock and were subsequently transferred by the Trust to the Department of the Treasury; (ii) the shares of AIG's Series E Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share, held by the Department of the Treasury were exchanged for 924,546,133 shares of AIG common stock; and (iii) the shares of AIG's Series F Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share, held by the Department of the Treasury were exchanged for (a) preferred interests in two special purpose vehicles, (b) 20,000 shares of AIG's Series G Cumulative Mandatory Convertible Preferred Stock, par value $5.00 per share, a new series of TARP preferred stock, and (c) 167,623,733 shares of AIG common stock. As a result of the Recapitalization, the Department of the Treasury held 1,655,037,962 shares of newly issued AIG common stock, representing ownership of approximately 92 percent of the outstanding AIG common stock at December 31, 2010. After the share exchange and distribution were completed, the Trust terminated pursuant to the terms and conditions of the agreement that established the Trust. It is expected that over time the Department of the Treasury will sell its shares of AIG common stock on the open market.

On March 10, 2011, AIG submitted a binding bid to the New York Fed to purchase all of the RMBS owned by ML II for $15.7 billion in cash. If the New York Fed accepted the binding bid, it was anticipated that the Company (along with certain other AIG companies) would be a purchaser of certain of these RMBS. On March 30, 2011, the New York Fed announced that it was declining AIG's offer to purchase all of the RMBS held in the ML II portfolio and instead would sell these securities through a competitive process.

On March 30, 2011, AIG and the Company entered into an Unconditional Capital Maintenance Agreement ("CMA"). Among other things, the CMA provides that AIG would maintain the Company's total adjusted capital (as defined under applicable insurance laws) at or above a certain specified minimum percentage of the Company's projected company action level RBC (as defined under applicable insurance laws). The CMA also provides that if the Company's total adjusted capital is in excess of a certain specified minimum percentage of the Company's company action level RBC (as reflected in the Company's quarterly or annual statutory financial statement), subject to board and regulatory approval(s), the Company would declare and pay ordinary dividends to its equity holders in an amount in excess of that required to maintain the specified minimum percentage.

Effective December 31, 2011 First SunAmerica Life Insurance Company ("FSA"), a subsidiary of SunAmerica Life Insurance Company ("SALIC"), merged with USL, the surviving entity. The primary purpose of the merger is to reduce costs, complexity and regulatory requirements by reducing the number of separate legal entities. The merger represented a transaction between entities under common control. Assets and liabilities transferred between entities under common control are accounted for at historical cost.

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                    INDEX TO PRO FORMA FINANCIAL STATEMENTS

                                                                                                                      Page
                                                                                                                    Numbers
                                                                                                                 ------------
Pro Forma Balance Sheets (Unaudited)  - As of  September 30, 2011 and December 31, 2010                                1 to 2

Pro Forma Statements of Income (Loss) (Unaudited)  -  Nine Months Ended September 30, 2011 and 2010                         3

Pro Forma Statements of Comprehensive Income (Loss) (Unaudited) - Nine Months Ended September 30, 2011 and 2010             4

Pro Forma Statements of Cash Flows (Unaudited)  - Nine Months Ended  September 30, 2011 and 2010                       5 to 6

Notes to Pro Forma Financial Statements (Unaudited)                                                                   7 to 13

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                     PRO FORMA BALANCE SHEETS (Unaudited)

                                                                                     September 30,   December 31,
                                                                                         2011            2010
                                                                                     -------------   --------------
                                                                                             (In Millions)
ASSETS
Investments:

  Fixed maturity securities, available for sale, at fair value (amortized
     cost: 2011 - $19,261; 2010 -$15,757)                                            $       20,492  $      16,536
  Hybrid securities, at fair value (cost: 2011 - $27; 2010 - $0)                                 25              -
  Fixed maturity securities, trading, at fair value                                             110            107
  Equity securities, available for sale, at fair value (cost: 2011 - $4; 2010 - $5)               5              7
  Mortgage and other loans receivable, (net of allowance: 2011 - $25; 2010 - $44)             1,326          1,193
  Policy loans                                                                                  228            232
  Investment real estate                                                                         28             25
  Partnerships and other invested assets                                                        282            136
  Short-term investments                                                                        135          2,671
  Derivative assets, at fair value                                                               12              3
                                                                                      -------------   ------------
Total investments                                                                            22,643         20,910

Cash                                                                                             34             22
Accrued investment income                                                                       228            191
Reinsurance receivables                                                                         288            317
Deferred policy acquisition costs                                                               509            582
Deferred sales inducements                                                                       81             94
Income taxes receivable                                                                         105             38
Other assets                                                                                    118            106
Separate account assets, at fair value                                                          696            763
                                                                                     --------------  -------------
TOTAL ASSETS                                                                         $       24,702  $      23,023
                                                                                     ==============  =============

            See accompanying notes to pro forma financial statements

      THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                     PRO FORMA BALANCE SHEETS (Continued)
                                 (Unaudited)

                                                              September 30,        December 31,
                                                                 2011                2010
                                                           ----------------       --------------
                                                                (In Millions, except share data)
LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
 Future policy benefits                                    $          5,426       $       5,200
 Policyholder contract deposits                                      13,927              12,708
 Policy claims and benefits payable                                     227                 273
 Other policyholders' funds                                             424                 409
 Reserve for unearned premiums                                          101                 106
 Deferred income taxes payable                                           90                   -
 Derivative liabilities, at fair value                                    8                  16
 Other liabilities                                                      257                 231
 Separate account liabilities                                           696                 763
                                                           ----------------       -------------
TOTAL LIABILITIES                                                    21,156              19,706
                                                           ----------------       -------------

Commitments and contingent liabilities (see Note 4)

SHAREHOLDER'S EQUITY:
 Common stock, $2 par value, 1,980,658 shares authorized,
  issued and outstanding                                                  4                   4
 Additional paid-in capital                                           4,077               4,076
 Accumulated deficit                                                   (913)             (1,055)
 Accumulated other comprehensive income                                 378                 292
                                                           ----------------       -------------
TOTAL SHAREHOLDER'S EQUITY                                            3,546               3,317
                                                           ----------------       -------------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                 $         24,702       $      23,023
                                                           ================       =============

            See accompanying notes to pro forma financial statements

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                     PRO FORMA STATEMENTS OF INCOME (LOSS)
                                  (Unaudited)

                                                                          Nine Months Ended
                                                                             September 30,
                                                                        --------------------
                                                                          2011        2010
                                                                        --------    --------
                                                                           (In Millions)
REVENUES:
  Premiums and other considerations                                     $    364   $   400
  Net investment income                                                      880       914
  Net realized investment gains (losses):
    Total other-than-temporary impairments
      on available for sale securities                                       (87)     (101)
    Portion of other-than-temporary impairments on
      available for sale fixed maturity securities recognized
        in accumulated other comprehensive income                            (10)      (37)
                                                                        ---------  --------
    Net other-than-temporary impairments on available
      for sale securities recognized in net income                           (97)     (138)
    Other realized investment gains                                          185        38
                                                                        ---------  --------
      Total net realized investment gains (losses)                            88      (100)
  Insurance charges                                                          145       147
  Other income                                                                49        45
                                                                        ---------  --------
TOTAL REVENUES                                                             1,526     1,406
                                                                        ---------  --------

BENEFITS AND EXPENSES:
  Policyholder benefits                                                      721       640
  Interest credited on policyholder contract deposits                        325       309
  Amortization of deferred policy acquisition costs                           83        52
  Amortization of deferred sales inducements                                  19         8
  General and administrative expenses, net of deferrals                       92       100
  Commissions, net of deferrals                                               90        82
                                                                        ---------  --------
TOTAL BENEFITS AND EXPENSES                                                1,330     1,191
                                                                        ---------  --------

INCOME BEFORE INCOME TAX EXPENSE (BENEFIT)                                   196       215

INCOME TAX EXPENSE (BENEFIT):
  Current                                                                     14       (25)
  Deferred                                                                    (9)     (204)
                                                                        ---------  --------
TOTAL INCOME TAX EXPENSE (BENEFIT)                                             5      (229)
                                                                        ---------  --------

NET INCOME                                                              $    191   $    444
                                                                        =========  ========

            See accompanying notes to pro forma financial statements

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
              PRO FORMA STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                                  (Unaudited)

                                                        Nine Months Ended
                                                          September 30,
                                                        -----------------
                                                          2011     2010
                                                        -------   -------
                                                          (In Millions)
NET INCOME                                               $ 191    $ 444

OTHER COMPREHENSIVE INCOME:

  Net unrealized gains of fixed maturity investments
    on which other-than-temporary credit impairments
      were taken - net of reclassification adjustments      32      564
  Deferred income tax expense on above changes             (11)    (220)

  Net unrealized gains on all other invested
    assets arising during the current period - net of
      reclassification adjustments                         424      731
  Deferred income tax expense on above changes            (161)    (254)

  Adjustment to deferred policy acquisition costs          (81)    (232)
  Deferred income tax benefit on above changes              31       90

  Insurance loss recognition                              (227)    (360)
  Deferred income tax benefit on above changes              79      126
                                                        -------   ------
OTHER COMPREHENSIVE INCOME                                  86      445
                                                        -------   ------
COMPREHENSIVE INCOME                                     $ 277    $ 889
                                                        =======   ======

            See accompanying notes to pro forma financial statements

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                       PRO FORMA STATEMENTS OF CASH FLOWS
                                  (Unaudited)

                                                                         Nine Months Ended
                                                                           September 30,
                                                                       --------------------
                                                                         2011        2010
                                                                       --------    --------
                                                                          (In Millions)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                              $   191    $   444
ADJUSTMENTS TO RECONCILE NET INCOME TO NET
  CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES:
Interest credited on policyholder contract deposits                         325        309
Fees charged for policyholder contract deposits                            (141)      (141)
Amortization of deferred policy acquisition costs                            83         52
Amortization of deferred sales inducements                                   19          8
Net realized investment (gains) losses                                      (88)       100
Equity in income of partnerships and other invested assets                   (7)        (8)
Depreciation and amortization                                                 2          3
Amortization (accretion) of net premium/discount on investments            (123)       (91)
Provision for deferred income taxes                                         (51)      (404)
CHANGE IN:
  Hybrid securities, at fair value                                          (16)         -
  Trading securities, at fair value                                          (3)       (40)
  Accrued investment income                                                 (37)       (24)
  Amounts due to/from related parties                                        (7)       (23)
  Reinsurance receivables                                                    30         22
  Deferral of deferred policy acquisition costs                             (78)       (71)
  Income taxes currently receivable/payable                                  12        114
  Other assets                                                                -        (32)
  Future policy benefits                                                    (27)      (454)
  Other policyholders' funds                                                 15         (9)
  Other liabilities                                                           7          3
Other, net                                                                    3         12
                                                                       --------    --------
      NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES                   109       (230)
                                                                       --------    --------

CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of:
  Fixed maturity securities                                              (5,921)    (2,316)
  Mortgage and other loans                                                 (172)        (7)
  Other investments, excluding short-term investments                      (218)       (51)
Sales of:
  Fixed maturity securities                                               1,608        917
  Equity securities                                                           3          6
  Other investments, excluding short-term investments                        77         61
Redemptions and maturities of:
  Fixed maturity securities                                                 991        955
  Mortgage and other loans                                                   56         42
  Other investments, excluding short-term investments                        33         35
Purchases of property, equipment and software                                (1)         -
Change in short-term investments                                          2,536        (43)
                                                                       --------    --------
      NET CASH USED IN INVESTING ACTIVITIES                           $  (1,008)   $  (401)
                                                                       --------    --------

            See accompanying notes to pro forma financial statements

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                 PRO FORMA STATEMENTS OF CASH FLOWS (Continued)
                                  (Unaudited)



                                                                Nine Months Ended
                                                                  September 30,
                                                               -------------------
                                                                 2011      2010
                                                               -------    --------
                                                                   (In Millions)
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account deposits                                  $ 1,630    $ 1,265
Policyholder account withdrawals                                  (491)      (494)
Net exchanges from variable accounts                               (15)        (5)
Claims and annuity payments                                       (170)      (138)
Repayment of notes payable                                           1         (2)
Cash overdrafts                                                      6          5
Dividend paid to Parent Company                                    (50)         -
                                                               -------    --------
    NET CASH PROVIDED BY FINANCING ACTIVITIES                      911        631
                                                               -------    --------

INCREASE IN CASH                                                    12          -
CASH AT BEGINNING OF PERIOD                                         22         29
                                                               -------    --------
CASH AT END OF PERIOD                                          $    34    $    29
                                                               =======    ========

SUPPLEMENTAL CASH FLOW INFORMATION

Income taxes paid                                              $    41    $    59

Non-cash activity:
Sales inducements credited to policyholder contract deposits   $    20    $    17
Other various non-cash contributions                           $     1    $     -

            See accompanying notes to pro forma financial statements

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                    NOTES TO PRO FORMA FINANCIAL STATEMENTS
                                  (Unaudited)

1.  NATURE  OF  OPERATIONS

The United States Life Insurance Company in the City of New York ("USL" or the "Company") is a direct, wholly-owned subsidiary of AGC Life Insurance Company (the "Parent"), a Missouri-domiciled life insurance company, which is in turn an indirect, wholly-owned subsidiary of American International Group, Inc. ("AIG").

The Company offers a broad portfolio of individual fixed and variable annuity and life products, group insurance and certain credit products. The Company is licensed to sell life and accident and health insurance in all 50 states and the District of Columbia. The Company is also licensed in American Samoa, U.S. Virgin Islands, and Guam.

Individual annuity products offered by the Company include fixed annuities, immediate annuities, terminal funding annuities, structured settlement contracts and annuities directed at the market for tax-deferred, long-term savings products. These individual annuity products are sold primarily to affluent markets, generally through affiliated and independent general agencies and producers as well as financial institutions, affiliated and independent broker-dealers and full-service securities firms.

The individual life products include universal life, term, whole life and interest sensitive whole life. These individual life products are sold primarily to affluent markets, generally through affiliated and independent general agencies and producers as well as financial institutions. The Company also provides products for certain international markets and other target markets through lower cost distribution channels.

Group insurance products include group life, accidental death & dismemberment ("AD&D"), dental, excess major medical, vision and disability coverage and are sold through independent general agents and producers as well as third party administrators. These products are marketed nationwide to employers, professional and affinity associations.

The Company's credit products are credit life and credit accident and health policies that provide payments on loans if a borrower dies or becomes disabled.

The operations of the Company are influenced by many factors, including general economic conditions, financial condition of AIG, monetary and fiscal policies of the federal government and policies of state and other regulatory authorities. The level of sales of the Company's insurance and financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets and terms and conditions of competing products. The Company is exposed to the risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risks. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring and limiting prepayments and extension risk in its portfolio; maintaining a large percentage of its portfolio in highly liquid securities; engaging in a disciplined process of underwriting; and reviewing and monitoring credit risk. The Company also is exposed to market risk, policyholder behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to death and living guaranteed benefits on the variable annuity products, as well as reduced fee income on variable product assets held in separate accounts. These guaranteed benefits are sensitive to equity market conditions. Although management expects to be able to achieve its business plans, no assurance can be given that one or more of the risks described above will not result in material adverse effects on the Company's financial position, results of operations and/or statutory capital and surplus.

Effective December 31, 2011 First SunAmerica Life Insurance Company ("FSA"), a subsidiary of SunAmerica Life Insurance Company ("SALIC"), merged with USL, the surviving entity. The primary purpose of the merger is to reduce costs, complexity and regulatory requirements by reducing the number of separate legal entities. The merger represented a transaction between entities under common control. Assets and liabilities transferred between entities under common control are accounted for at historical cost. The common stock of FSA has been reclassed as a capital transaction and is reported in additional paid-in capital. The accompanying pro forma financial statements include the financial position, results of operations and cash flows of FSA for all periods presented. The merger occurred subsequent to the periods presented in these pro forma financial statements.

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
              NOTES TO PRO FORMA FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

Effective December 31, 2010 American International Life Assurance Company of New York ("AIL"), a subsidiary of AIG, merged with USL, the surviving entity. The merger represented a transaction between entities under common control. Assets and liabilities transferred between entities under common control are accounted for at historical cost. The accompanying pro forma financial statements include the financial position, results of operations and cash flows of AIL for all periods presented.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

PREPARATION OF FINANCIAL STATEMENTS

These unaudited condensed pro forma financial statements do not include all disclosures that are normally included in annual financial statements prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP").

In the opinion of management, these pro forma financial statements contain the normal recurring adjustments necessary for a fair statement of the results presented herein. Interim period operating results may not be indicative of the operating results for a full year. The Company evaluated the need to recognize or disclose events that occurred subsequent to the balance sheet date.

POLICY CLAIMS AND BENEFITS PAYABLE

Policy claims and benefits payable include amounts representing: (i) the actual in-force amounts for reported life claims and an estimate of incurred but not reported ("IBNR") claims; and (ii) an estimate, based upon prior experience, for accident and health IBNR losses. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated and any adjustments are reflected in current period income.

During 2011, the Company received industry-wide regulatory inquiries with respect to claims settlement practices and compliance with unclaimed property laws. The Company has enhanced its claims practices to use information such as the Social Security Death Master File to determine when insureds have died, and thus increased its estimated reserves for IBNR death claims by $6 million as of September 30, 2011. The Company already had robust practices relating to insurance claims settlements and compliance with unclaimed property laws that are consistent with applicable legal requirements and historical industry standards.

FUTURE  POLICY  BENEFITS

Due to significant unrealized investment gains resulting from the low interest rate environment, the Company recognized a pretax adjustment to accumulated other comprehensive income as a consequence of the recognition of policyholder benefit reserves (insurance loss recognition) of $360 million as of September 30, 2010 and reduced the insurance loss recognition by $143 million as of December 31, 2010. The Company recorded an additional $227 million loss as of September 30, 2011. The adjustment to policyholder benefit reserves assumes the unrealized gains on available-for-sale securities are actually realized and the proceeds are reinvested at lower yields.

Insurance-oriented products are reviewed for recoverability of deferred policy acquisition costs ("DAC") and recognition of losses. This review involves significant management judgment in estimating the future profitability of current business. If future profitability is substantially lower than estimated, the Company's DAC may be subject to an impairment charge, additional reserves may be required and its results of operations could be significantly affected in future periods. For the period ended September 30, 2011, the Company recognized a pretax adjustment to policyholder benefit expense as a consequence of actual loss recognition of $109 million.

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
              NOTES TO PRO FORMA FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

ACCOUNTING CHANGES

FUTURE APPLICATION OF ACCOUNTING STANDARDS

Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts

In October 2010, the Financial Accounting Standards Board ("FASB") issued an accounting standard that amends the accounting for costs incurred by insurance companies that can be capitalized in connection with acquiring or renewing insurance contracts. The new standard clarifies how to determine whether the costs incurred in connection with the acquisition of new or renewal insurance contracts qualify as deferred acquisition costs. The new standard is effective for interim and annual periods beginning on January 1, 2012 with early adoption permitted. Prospective or retrospective application is permitted.

The Company elected not to adopt the standard earlier than required and has not yet determined whether it will adopt it prospectively or retrospectively. Upon adoption, retrospective application would result in a reduction to beginning retained earnings for the earliest period presented, while prospective application would result in higher amortization expense being recognized in the period of adoption and future periods relative to the retrospective method. The accounting standard update will result in a decrease in the amount of capitalized costs in connection with the acquisition or renewal of insurance contracts because the Company will only defer costs that are incremental and directly related to the successful acquisition of new or renewal business.

The Company is currently assessing the effect of adoption of this new standard on its consolidated financial condition and results of operations. If this standard is adopted retrospectively on January 1, 2012, the range of the pre-tax effect of the reduction of deferred acquisition costs is expected to be between $60 million and $67 million.

Common Fair Value Measurement and Disclosure Requirements in GAAP and IFRS

In May 2011, the FASB issued an accounting standard update that amends certain aspects of the fair value measurement guidance in GAAP, primarily to achieve the FASB's objective of a converged definition of fair value and substantially converged measurement and disclosure guidance with International Financial Reporting Standards ("IFRS"). Consequently, when the new standard becomes effective on January 1, 2012, GAAP and IFRS will be consistent, with certain exceptions including the accounting for day one gains and losses, measuring the fair value of alternative investments measured on a net asset value basis and certain disclosure requirements.

The new standard's fair value guidance applies to all companies that measure assets, liabilities, or instruments classified in shareholders' equity at fair value or provide fair value disclosures for items not recorded at fair value. While many of the amendments to GAAP are not expected to significantly affect current practice, the guidance clarifies how a principal market is determined, addresses the fair value measurement of financial instruments with offsetting market or counterparty credit risks and the concept of valuation premise (i.e., in-use or in exchange) and highest and best use, extends the prohibition on blockage factors to all three levels of the fair value hierarchy, and requires additional disclosures.

The new standard is effective for the Company for all interim and annual periods beginning on January 1, 2012. If different fair value measurements result from applying the new standard, the Company will recognize the difference in the period of adoption as a change in estimate. The new disclosure requirements must be applied prospectively. In the period of adoption, the Company will disclose any changes in valuation techniques and related inputs resulting from application of the amendments and quantify the total effect, if material. The Company is assessing the effect of the new standard on its financial condition, results of operations and cash flows.

Presentation of Comprehensive Income

In June 2011, the FASB issued an accounting standard update that requires the presentation of comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In the two-statement approach, the first statement should present total net income and its components,

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
              NOTES TO PRO FORMA FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

followed consecutively by a second statement that presents total other comprehensive income and its components. This presentation is effective January 1, 2012, and is required to be applied retrospectively.

THE COMPANY ADOPTED THE FOLLOWING ACCOUNTING STANDARDS DURING 2011:

Fair Value Measurements and Disclosures

In January 2010, the FASB issued updated guidance that requires fair value disclosures about significant transfers between Level 1 and 2 measurement categories and separate presentation of purchases, sales, issuances, and settlements within the rollforward of Level 3 activity. Also, this updated fair value guidance clarifies the disclosure requirements about the level of disaggregation and valuation techniques and inputs. This new guidance was effective for the Company beginning on January 1, 2010, except for the disclosures about purchases, sales, issuances, and settlements within the rollforward of Level 3 activity, which were effective for the Company beginning on January 1, 2011.

Consolidation of Investments in Separate Accounts

In April 2010, the FASB issued an accounting standard that clarifies that an insurance company should not combine any investments held in separate account interests with its interest in the same investment held in its general account when assessing the investment for consolidation. Separate accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders who bear the investment risk. The standard also provides guidance on how an insurer should consolidate an investment fund when the insurer concludes that consolidation of an investment is required and the insurer's interest is through its general account in addition to any separate accounts. The new standard became effective for the Company on January 1, 2011. The adoption of this new standard did not have a material effect on the Company's financial condition, results of operations or cash flows.

A Creditor's Determination of Whether a Restructuring is a Troubled Debt Restructuring

In April 2011, the FASB issued an accounting standard update that amends the guidance for a creditor's evaluation of whether a restructuring is a troubled debt restructuring ("TDR") and requires additional disclosures about a creditor's troubled debt restructuring activities. The new standard clarifies the existing guidance on the two criteria used by creditors to determine whether a modification or restructuring is a troubled debt restructuring: i) whether the creditor has granted a concession and (ii) whether the debtor is experiencing financial difficulties. The new standard became effective for the Company for interim and annual periods beginning on July 1, 2011. The Company is required to apply the guidance in the accounting standard retrospectively for all modifications and restructuring activities that have occurred since January 1, 2011. For receivables that are considered newly impaired under the guidance, the Company is required to measure the impairment of those receivables prospectively in the first period of adoption. In addition, the Company must begin providing the disclosures about TDR activities in the period of adoption. See note 3 herein.

3. INVESTMENTS

TROUBLED DEBT RESTRUCTURINGS

The Company modifies loans to optimize their returns and improve their collectability, among other things. When such a modification is undertaken with a borrower that is experiencing financial difficulty and the modification involves the Company granting a concession to the troubled debtor, the modification is deemed to be a troubled debt restructuring. The Company assesses whether a borrower is experiencing financial difficulty based on a variety of factors, including the borrower's current default on any of its outstanding debt, the probability of a default on any of its debt in the foreseeable future without the modification, the insufficiency of the borrower's forecasted cash flows to service any of its outstanding debt (including both principal and interest), and the borrower's inability to access alternative third-party financing at an interest rate that would be reflective of current market conditions for a non-troubled debtor. Concessions granted may include extended maturity dates, interest rate changes, principal forgiveness, payment deferrals and easing of loan covenants.

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
              NOTES TO PRO FORMA FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

As of September 30, 2011, the Company held $17 million of commercial mortgage loans and $5 million of other loans that had been modified in a TDR during 2011. At September 30, 2011, those commercial mortgage loans that had been modified in a TDR during 2011 had related total allowances for credit losses of $2 million. The commercial mortgage loans modified in a TDR in 2011 are all performing according to the restructured terms.

As the result of each loan's TDR, the Company assessed the adequacy of any additional allowance for credit losses with respect to such loans, and in all cases no additional allowance for credit losses, aside from the one that had already been provided for each loan prior to its 2011 restructuring, was deemed necessary. In certain cases, based on an assessment of amounts deemed uncollectible, a portion of a loan restructured in a TDR may be charged off against the allowance for credit losses.

4. COMMITMENTS AND CONTINGENT LIABILITIES

COMMITMENTS

Leases

The Company has various long-term, noncancelable operating leases for office space which expire at various dates through 2013. At September 30, 2011, the future minimum lease payments under the operating leases are as follows:

             (In Millions)
2011         $            1
2012                      3
2013                      3
2014                      -
2015                      -
Thereafter                -
             --------------
Total        $            7
             ==============

Rent expense was $2 million and $2 million for the nine months ended September 30, 2011 and 2010, respectively.

Commitments to Fund Partnership Investments

The Company had unfunded commitments for its limited partnership investments totaling $68 million at September 30, 2011. These capital commitments can be called by the partnership during the commitment period (on average five years) to fund working capital needs or purchase new investments. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitments but may elect to do so.

Mortgage Loan Commitments

The Company had $75 million in commitments relating to mortgage loans at September 30, 2011.

CONTINGENT LIABILITIES

Superior National Matter

In 1997, USLIFE Corporation (the former parent of the Company) entered into the workers' compensation reinsurance business. At the end of 1998, the Company discontinued writing new workers' compensation reinsurance business. The largest contract written was a quota share reinsurance agreement with Superior National Insurance Group, Inc., Centre Insurance Company, and Converium Insurance (North America) (collectively, "Superior National"), effective May 1, 1998.

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
              NOTES TO PRO FORMA FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

On November 29, 1999, the Company initiated an arbitration proceeding to rescind the Superior National contract from its inception, based in part on misrepresentations and nondisclosures that the Company believed were made by Superior National. Subsequent settlements were made with Centre Insurance Company in 2004 and Converium Insurance in 2005. Arbitration was decided in favor of Superior National in 2007, but was appealed by the Company to the United States Court of Appeals for the Ninth Circuit (the "Ninth Circuit"). The appeals process continued until 2010.

Pre-tax losses, prior to allocated investment income, recorded by the Company related to the Superior National treaty totaled $29 million in 2009 and $29 million in 2008. These losses were principally driven by the accretion of interest and discounted present value.

As of December 31, 2009, the Company recorded a liability of $639 million, which represented a decrease of $23 million over the December 31, 2008 recorded liability of $662 million. This decrease was driven by a draw-down of $53 million from funds held on deposit by the Company to secure its obligations under the 1998 treaty ("Special California Schedule P Deposit") to reimburse Superior National for claim amounts billed subsequent to the February 2007 arbitration ruling and offset by increases in interest charges.

On January 4, 2010, the Ninth Circuit denied the Company's appeal and affirmed the arbitration award in favor of Superior National Insurance Company in Liquidation ("SNICIL"). On January 19, 2010, the Company filed a petition for a rehearing before the entire Ninth Circuit panel of judges. The Ninth Circuit, in turn, directed SNICIL to file a response to the Company's petition.

On March 19, 2010, the Ninth Circuit denied the petition for rehearing. On March 25, 2010, the Company filed a motion to stay the mandate for entry of judgment pending a filing of a petition for certiorari in the Supreme Court of the United States. On March 28, 2010, the Ninth Circuit granted the motion to stay.

On June 18, 2010, the California liquidation court "so ordered" the parties' agreed stipulation under which $186 million of the Special Schedule P Deposit would be released to the California Insurance Commissioner for distribution to the California Insurance Guarantee Association in partial satisfaction of the judgment against the Company. The release of the $186 million from the Special Schedule P Deposit was made by wire transfer to the Commissioner on June 21, 2010. On June 18, 2010, the Company paid the balance of the judgment, with interest on the full amount, amounting to approximately $343 million. The total amount paid to satisfy the judgment was approximately $529 million.

The Company negotiated with SNICIL and on October 8, 2010 accepted their commutation offer of $139 million. On January 13, 2011, the California Liquidation Court approved the commutation agreement.

As of December 31, 2010, the Company recorded a liability of $139 million for amounts due to Superior National Insurance Group. The outstanding balance was paid by release of the Special Schedule P Deposit on January 28, 2011. The remaining Special Schedule P Deposit funds were released to the Company in February, 2011. With this settlement, the Company's obligations under this treaty are fully satisfied or otherwise discharged.

Legal and Regulatory Matters

The Company is party to various lawsuits and proceedings arising in the ordinary course of business. These lawsuits and proceedings include certain class action claims and claims filed by individuals who have excluded themselves from settlement of class action lawsuits relating to life insurance pricing and sales practices. In addition, many of these proceedings are pending in jurisdictions that permit damage awards disproportionate to the actual economic damages alleged to have been incurred. Based upon information presently available, the Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on the Company's results of operations, cash flows and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions continues to create the potential for an unpredictable judgment in any given suit.

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
              NOTES TO PRO FORMA FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

All fifty states have laws requiring solvent life insurance companies to pay assessments to protect the interests of policyholders of insolvent life insurance and annuity companies. Each state has insurance guaranty association laws under which insurers doing business in a state can be assessed, up to prescribed limits and on the basis of the proportionate share of the premiums written by member insurers, to pay certain contractual insurance benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. We accrue liabilities for guaranty fund assessments when an assessment is probable, can be reasonably estimated and when the event obligating us to pay has occurred. The Company estimates the liability using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While we cannot predict the amount and timing of any future assessments, we have established reserves we believe are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings.

Various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, market conduct exams or regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.

5. RELATED-PARTY TRANSACTIONS

Events Related to AIG

On May 27, 2011, AIG and the United States Department of the Treasury (the "Department of the Treasury"), as the selling shareholder, completed a registered public offering of AIG Common Stock. AIG issued and sold 100 million shares of AIG Common Stock for aggregate net proceeds of approximately $2.9 billion and the Department of the Treasury sold 200 million shares of AIG Common Stock. AIG did not receive any of the proceeds from the sale of the shares of AIG Common Stock by the Department of the Treasury. As a result of the sale of AIG Common Stock in this offering, the Series G Drawdown Right was terminated, the Series G Preferred Stock was cancelled and the ownership by the Department of the Treasury was reduced from approximately 92 percent to approximately 77 percent of the AIG Common Stock outstanding after the completion of the offering.

Capital Maintenance Agreement

On March 30, 2011, AIG and the Company entered into an Unconditional Capital Maintenance Agreement ("CMA"). Among other things, the CMA provides that AIG would maintain the Company's total adjusted capital (as defined under applicable insurance laws) at or above a certain specified minimum percentage of the Company's projected company action level RBC ("Risk-Based Capital") (as defined under applicable insurance laws). The CMA also provides that if the Company's total adjusted capital is in excess of a certain specified minimum percentage of the Company's company action level RBC (as reflected in the Company's quarterly or annual statutory financial statement), subject to board and regulatory approval(s), the Company would declare and pay ordinary dividends to its equity holders in an amount in excess of that required to maintain the specified minimum percentage.

6. SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the date the pro forma financial statements were issued.

                          FS VARIABLE SEPARATE ACCOUNT

                                       OF

                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                              FINANCIAL STATEMENTS

                          SEPTEMBER 30, 2011 AND 2010

                                   UNAUDITED

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                              FINANCIAL STATEMENTS
                               SEPTEMBER 30, 2011
                                   UNAUDITED

                                    CONTENTS

Statements of Assets and Liabilities, September 30, 2011                                          1
Schedule of Portfolio Investments, September 30, 2011                                            16
Statements of Operations, for the nine months ended September 30, 2011,                          17
Statements of Changes in Net Assets, for the nine months ended September 30, 2011,               28
Notes to Financial Statements                                                                    39

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES
                              SEPTEMBER 30, 2011
                                  (Unaudited)

                                                                              Government
                                                                                 and
                                                  Asset         Capital        Quality
                                                Allocation    Appreciation       Bond        Growth      Natural Resources
                                                Portfolio      Portfolio      Portfolio     Portfolio        Portfolio
                                                (Class 1)      (Class 1)      (Class 1)     (Class 1)        (Class 1)
                                               ---------------------------------------------------------------------------
Assets:
   Investments in Trusts, At net asset value   $ 3,954,850   $   8,419,139   $ 6,149,171   $3,728,486   $        3,081,333

   Dividends receivable                                  -               -             -            -                    -
                                               ---------------------------------------------------------------------------
      Total assets                             $ 3,954,850   $   8,419,139   $ 6,149,171   $3,728,486   $        3,081,333
                                               ---------------------------------------------------------------------------
Liabilities:                                             -               -             -            -                    -
                                               ===========================================================================
Net assets:                                    $ 3,954,850   $   8,419,139   $ 6,149,171   $3,728,486   $        3,081,333

   Accumulation units                          $ 3,945,208   $   8,335,671   $ 6,043,041   $3,707,887   $        3,081,333

   Contracts in payout (annuitization) period        9,642          83,468       106,130       20,599                    -
                                               ---------------------------------------------------------------------------
      Total net assets:                        $ 3,954,850   $   8,419,139   $ 6,149,171   $3,728,486   $        3,081,333
                                               ===========================================================================
Accumulation units outstanding:                    153,974         182,641       293,877      137,331               72,048
                                               ===========================================================================

                                                                              Government
                                                                                 and
                                                  Asset         Capital        Quality                    Natural
                                                Allocation    Appreciation       Bond        Growth      Resources
                                                Portfolio      Portfolio      Portfolio     Portfolio    Portfolio
                                                (Class 3)      (Class 3)      (Class 3)     (Class 3)    (Class 3)
                                               -------------------------------------------------------------------
Assets:
   Investments in Trusts, At net asset value   $ 2,788,250   $  16,740,581   $29,165,920   $5,815,703   $6,398,335
   Dividends receivable                                  -               -             -            -            -
                                               -------------------------------------------------------------------
      Total assets                             $ 2,788,250   $  16,740,581   $29,165,920   $5,815,703   $6,398,335

Liabilities:                                             -               -             -            -            -
                                               -------------------------------------------------------------------
Net assets:                                    $ 2,788,250   $  16,740,581   $29,165,920   $5,815,703   $6,398,335
                                               ===================================================================
   Accumulation units                          $ 2,788,250   $  16,740,581   $29,165,920   $5,815,703   $6,398,335

   Contracts in payout (annuitization) period            -               -             -            -            -
                                               -------------------------------------------------------------------
      Total net assets:                        $ 2,788,250   $  16,740,581   $29,165,920   $5,815,703   $6,398,335
                                               ===================================================================
Accumulation units outstanding:                    121,331         533,478     1,563,183      237,174      187,622
                                               ===================================================================

    The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES
                              SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (Continued)

                                                Aggressive    Alliance                          Blue Chip      Capital
                                                  Growth       Growth          Balanced          Growth        Growth
                                                Portfolio     Portfolio        Portfolio        Portfolio    Portfolio
                                                (Class 1)     (Class 1)        (Class 1)        (Class 1)     (Class 1)
                                               ------------------------------------------------------------------------
Assets:
   Investments in Trusts, at net asset value   $ 1,541,474   $8,030,798   $         2,904,939   $  546,131   $  368,489

   Dividends receivable                                  -            -                     -            -            -
                                               ------------------------------------------------------------------------
      Total assets                             $ 1,541,474   $8,030,798   $         2,904,939   $  546,131   $  368,489

Liabilities:                                             -            -                     -            -            -
                                               ------------------------------------------------------------------------
Net assets:                                    $ 1,541,474   $8,030,798   $         2,904,939   $  546,131   $  368,489
                                               ========================================================================
   Accumulation units                          $ 1,533,651   $7,902,273   $         2,881,886   $  546,131   $  368,489

   Contracts in payout (annuitization) period        7,823      128,525                23,053            -            -
                                               ------------------------------------------------------------------------
       Total net assets:                       $ 1,541,474   $8,030,798   $         2,904,939   $  546,131   $  368,489
                                               ========================================================================
Accumulation units outstanding:                    137,214      280,891               184,272       98,680       55,207
                                               ========================================================================

                                                                              Davis      "Dogs" of
                                                   Cash       Corporate      Venture       Wall       Emerging
                                                Management      Bond          Value       Street       Markets
                                                Portfolio     Portfolio     Portfolio    Portfolio    Portfolio
                                                (Class 1)     (Class 1)     (Class 1)    (Class 1)    (Class 1)
                                               -----------------------------------------------------------------
Assets:
   Investments in Trusts, at net asset value   $ 4,479,912   $14,116,821   $14,333,269   $1,068,746   $2,345,140

   Dividends receivable                                  -             -             -            -            -
                                               -----------------------------------------------------------------
      Total assets                             $ 4,479,912   $14,116,821   $14,333,269   $1,068,746   $2,345,140

Liabilities:                                             -             -             -            -            -
                                               -----------------------------------------------------------------
Net assets:                                    $ 4,479,912   $14,116,821   $14,333,269   $1,068,746   $2,345,140
                                               =================================================================
   Accumulation units                          $ 4,468,278   $ 4,005,158   $14,270,943   $1,065,742   $2,298,061

   Contracts in payout (annuitization) period       11,634       111,663        62,326        3,004       47,079
                                               -----------------------------------------------------------------
       Total net assets:                       $ 4,479,912   $14,116,821   $14,333,269   $1,068,746   $2,345,140
                                               =================================================================
Accumulation units outstanding:                    341,336       168,252       468,076       85,826      148,184
                                               =================================================================

    The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES
                              SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (Continued)

                                                   Equity        Fundamental     Global       Global         Growth
                                                Opportunities      Growth         Bond       Equities     Opportunities
                                                  Portfolio       Portfolio     Portfolio    Portfolio      Portfolio
                                                  (Class 1)       (Class 1)     (Class 1)    (Class 1)      (Class 1)
                                               ------------------------------------------------------------------------
Assets:
   Investments in Trusts, at net asset value   $    2,003,798   $  2,203,318   $2,231,764   $1,649,821   $      355,669

   Dividends receivable                                     -              -            -            -                -
                                               ------------------------------------------------------------------------
      Total assets                             $    2,003,798   $  2,203,318   $2,231,764   $1,649,821   $      355,669

Liabilities:                                                -              -            -            -                -
                                               ------------------------------------------------------------------------
Net assets:                                    $    2,003,798   $  2,203,318   $2,231,764   $1,649,821   $      355,669
                                               ========================================================================
   Accumulation units                          $    1,985,765   $  2,202,570   $2,157,803   $1,647,433   $      355,669

   Contracts in payout (annuitization) period          18,033            748       73,961        2,388                -
                                               ------------------------------------------------------------------------
      Total net assets:                        $    2,003,798   $  2,203,318   $2,231,764   $1,649,821   $      355,669
                                               ========================================================================
Accumulation units outstanding:                       121,003        142,867       93,547       95,457           68,078
                                               ========================================================================

                                                                                                                 MFS
                                                               High-      International    International    Massachusetts
                                                 Growth-       Yield       Diversified       Growth and       Investors
                                                 Income        Bond         Equities           Income           Trust
                                                Portfolio    Portfolio      Portfolio        Portfolio        Portfolio
                                                (Class 1)    (Class 1)      (Class 1)        (Class 1)        (Class 1)
                                               --------------------------------------------------------------------------
Assets:
   Investments in Trusts, at net asset value   $6,168,382   $3,491,061   $    2,522,280   $    2,152,508   $    2,486,067

   Dividends receivable                                 -            -                -                -                -
                                               --------------------------------------------------------------------------
      Total assets                             $6,168,382   $3,491,061   $    2,522,280   $    2,152,508   $    2,486,067

Liabilities:                                            -            -                -                -                -
                                               --------------------------------------------------------------------------
Net assets:                                    $6,168,382   $3,491,061   $    2,522,280   $    2,152,508   $    2,486,067
                                               ==========================================================================
   Accumulation units                          $6,147,057   $3,479,649   $    2,516,519   $    2,139,845   $    2,471,591

   Contracts in payout (annuitization) period      21,325       11,412            5,761           12,663           14,476
                                               --------------------------------------------------------------------------
      Total net assets:                        $6,168,382   $3,491,061   $    2,522,280   $    2,152,508   $    2,486,067
                                               ==========================================================================
Accumulation units outstanding:                   240,852      161,214          228,432          188,165          121,701
                                               ==========================================================================

    The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (Continued)

                                                     MFS           Mid-
                                                    Total           Cap           Real                          Telecom
                                                   Return         Growth         Estate        Technology       Utility
                                                  Portfolio      Portfolio      Portfolio      Portfolio       Portfolio
                                                  (Class 1)      (Class 1)      (Class 1)      (Class 1)       (Class 1)
                                                 -----------------------------------------------------------------------
Assets:
   Investments in Trusts, at net asset value     $5,713,136     $1,845,773     $1,617,539     $   238,147     $  917,781

   Dividends receivable                                   -              -              -               -              -
                                                 -----------------------------------------------------------------------
      Total assets                               $5,713,136     $1,845,773     $1,617,539     $   238,147     $  917,781

Liabilities:                                              -              -              -               -              -
                                                 -----------------------------------------------------------------------
Net assets:                                      $5,713,136     $1,845,773     $1,617,539     $   238,147     $  917,781
                                                 =======================================================================
   Accumulation units                            $5,613,244     $1,841,853     $1,616,611     $   238,147     $  916,022

   Contracts in payout (annuitization) period        99,892          3,920            928               -          1,759
                                                 -----------------------------------------------------------------------
      Total net assets:                          $5,713,136     $1,845,773     $1,617,539     $   238,147     $  917,781
                                                 =======================================================================
Accumulation units outstanding:                     217,000        182,657         77,731         112,211         58,389
                                                 =======================================================================

                                                                                                 American        American
                                                                                                  Funds           Funds
                                                    Total                                         Asset           Global
                                                   Return        Aggressive      Alliance       Allocation        Growth
                                                    Bond           Growth         Growth           SAST            SAST
                                                  Portfolio      Portfolio       Portfolio      Portfolio       Portfolio
                                                  (Class 1)      (Class 3)       (Class 3)      (Class 3)       (Class 3)
                                                 -------------------------------------------------------------------------
Assets:
   Investments in Trusts, at net asset value     $2,227,689     $ 1,447,051     $6,203,178     $ 3,036,769     $13,185,463

   Dividends receivable                                   -               -              -               -               -
                                                 -------------------------------------------------------------------------
      Total assets                               $2,227,689     $ 1,447,051     $6,203,178     $ 3,036,769     $13,185,463

Liabilities:                                              -               -              -               -               -
                                                 -------------------------------------------------------------------------
Net assets:                                      $2,227,689     $ 1,447,051     $6,203,178     $ 3,036,769     $13,185,463
                                                 =========================================================================
   Accumulation units                            $2,188,972     $ 1,447,051     $6,203,178     $ 3,036,769     $13,185,463

   Contracts in payout (annuitization) period        38,717               -              -               -               -
                                                 -------------------------------------------------------------------------
      Total net assets:                          $2,227,689     $ 1,447,051     $6,203,178     $ 3,036,769     $13,185,463
                                                 =========================================================================
Accumulation units outstanding:                      81,074         142,019        243,663         325,292       1,396,112
                                                 =========================================================================

    The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (Continued)

                                                                 American
                                                  American         Funds
                                                    Funds         Growth-
                                                   Growth         Income                       Blue Chip       Capital
                                                    SAST           SAST         Balanced        Growth         Growth
                                                  Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                                  (Class 3)      (Class 3)      (Class 3)      (Class 3)      (Class 3)
                                                 ----------------------------------------------------------------------
Assets:
   Investments in Trusts, at net asset value     $9,189,858     $8,196,643     $1,286,083     $2,920,698     $2,311,873

   Dividends receivable                                   -              -              -              -              -
                                                 ----------------------------------------------------------------------
      Total assets                               $9,189,858     $8,196,643     $1,286,083     $2,920,698     $2,311,873

Liabilities:                                              -              -              -              -              -
                                                 ----------------------------------------------------------------------
Net assets:                                      $9,189,858     $8,196,643     $1,286,083     $2,920,698     $2,311,873
                                                 ======================================================================
   Accumulation units                            $9,189,858     $8,196,643     $1,286,083     $2,920,698     $2,311,873

   Contracts in payout (annuitization) period             -              -              -              -              -
                                                 ----------------------------------------------------------------------
      Total net assets:                          $9,189,858     $8,196,643     $1,286,083     $2,920,698     $2,311,873
                                                 ======================================================================
Accumulation units outstanding:                   1,030,258      1,001,060         90,834        465,585        350,905
                                                 ======================================================================

                                                                                    Davis          "Dogs"
                                                     Cash         Corporate        Venture         of Wall       Emerging
                                                  Management         Bond           Value          Street         Markets
                                                  Portfolio       Portfolio       Portfolio       Portfolio      Portfolio
                                                  (Class 3)       (Class 3)       (Class 3)       (Class 3)      (Class 3)
                                                 -------------------------------------------------------------------------
Assets:
   Investments in Trusts, at net asset value     $ 7,719,297     $24,719,214     $20,186,840     $1,390,238     $7,122,488

   Dividends receivable                                    -               -               -              -              -
                                                 -------------------------------------------------------------------------
      Total assets                               $ 7,719,297     $24,719,214     $20,186,840     $1,390,238     $7,122,488

Liabilities:                                               -               -               -              -              -
                                                 -------------------------------------------------------------------------
Net assets:                                      $ 7,719,297     $24,719,214     $20,186,840     $1,390,238     $7,122,488
                                                 =========================================================================
   Accumulation units                            $ 7,689,373     $24,719,214     $20,186,840     $1,390,238     $7,122,488

   Contracts in payout (annuitization) period         29,924               -               -              -              -
                                                 -------------------------------------------------------------------------
      Total net assets:                          $ 7,719,297     $24,719,214     $20,186,840     $1,390,238     $7,122,488
                                                 =========================================================================
Accumulation units outstanding:                      623,311       1,190,104         920,473        118,639        496,591
                                                 =========================================================================

    The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (Continued)

                                                   Equity         Foreign      Fundamental     Global       Global
                                                Opportunities      Value         Growth         Bond       Equities
                                                  Portfolio      Portfolio      Portfolio     Portfolio    Portfolio
                                                  (Class 3)      (Class 3)      (Class 3)     (Class 3)    (Class 3)
                                               ---------------------------------------------------------------------
Assets:
   Investments in Trusts, at net asset value   $    1,067,972   $20,347,607   $  3,802,971   $7,532,428   $1,748,917

   Dividends receivable                                     -             -              -            -            -
                                               ---------------------------------------------------------------------
      Total assets                             $    1,067,972   $20,347,607   $  3,802,971   $7,532,428   $1,748,917

Liabilities:                                                -             -              -            -            -
                                               ---------------------------------------------------------------------
Net assets:                                    $    1,067,972   $20,347,607   $  3,802,971   $7,532,428   $1,748,917
                                               =====================================================================
   Accumulation units                          $    1,067,972   $20,347,607   $  3,802,971   $7,532,428   $1,748,917

   Contracts in payout (annuitization) period               -             -              -            -            -
                                               ---------------------------------------------------------------------
      Total net assets:                        $    1,067,972   $20,347,607   $  3,802,971   $7,532,428   $1,748,917
                                               =====================================================================
Accumulation units outstanding:                        68,319     1,758,753        275,115      379,116      119,401
                                               =====================================================================

                                                                                                 International    International
                                                   Growth         Growth-                         Diversified      Growth and
                                                Opportunities     Income      High-Yield Bond      Equities          Income
                                                  Portfolio      Portfolio       Portfolio         Portfolio        Portfolio
                                                  (Class 3)      (Class 3)       (Class 3)         (Class 3)        (Class 3)
                                               --------------------------------------------------------------------------------
Assets:
   Investments in Trusts, at net asset value   $    6,434,868   $1,076,101   $      3,942,391   $    8,998,527   $   10,273,148

   Dividends receivable                                     -            -                  -                -                -
                                               --------------------------------------------------------------------------------
      Total assets                             $    6,434,868   $1,076,101   $      3,942,391   $    8,998,527   $   10,273,148

Liabilities:                                                -            -                  -                -                -
                                               --------------------------------------------------------------------------------
Net assets:                                    $    6,434,868   $1,076,101   $      3,942,391   $    8,998,527   $   10,273,148
                                               ================================================================================
   Accumulation units                          $    6,434,868   $1,076,101   $      3,942,391   $    8,998,527   $   10,273,148

   Contracts in payout (annuitization) period               -            -                  -                -                -
                                               --------------------------------------------------------------------------------
      Total net assets:                        $    6,434,868   $1,076,101   $      3,942,391   $    8,998,527   $   10,273,148
                                               ================================================================================
Accumulation units outstanding:                     1,077,349       95,351            219,220          849,217          977,125
                                               ================================================================================

    The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (Continued)

                                                                      MFS
                                                   Marsico       Massachusetts         MFS
                                                   Focused         Investors          Total         Mid-Cap
                                                   Growth            Trust           Return         Growth        Real Estate
                                                  Portfolio        Portfolio        Portfolio      Portfolio       Portfolio
                                                  (Class 3)        (Class 3)        (Class 3)      (Class 3)       (Class 3)
                                                 ----------------------------------------------------------------------------
Assets:
   Investments in Trusts, at net asset value     $2,832,917     $    9,070,857     $8,456,462     $4,845,241     $ 10,442,438

   Dividends receivable                                   -                  -              -              -                -
                                                 ----------------------------------------------------------------------------
      Total assets                               $2,832,917     $    9,070,857     $8,456,462     $4,845,241     $ 10,442,438

Liabilities:                                              -                  -              -              -                -
                                                 ----------------------------------------------------------------------------
Net assets:                                      $2,832,917     $    9,070,857     $8,456,462     $4,845,241     $ 10,442,438
                                                 ============================================================================
   Accumulation units                            $2,832,917     $    9,070,857     $8,456,462     $4,845,241     $ 10,442,438

   Contracts in payout (annuitization) period             -                  -              -              -                -
                                                 ----------------------------------------------------------------------------
      Total net assets:                          $2,832,917     $    9,070,857     $8,456,462     $4,845,241     $ 10,442,438
                                                 ============================================================================
Accumulation units outstanding:                     284,673            633,604        387,646        494,517          701,511
                                                 ============================================================================

                                                   Small &          Small                                         Total
                                                   Mid Cap         Company                        Telecom         Return
                                                    Value           Value        Technology       Utility          Bond
                                                  Portfolio       Portfolio      Portfolio       Portfolio      Portfolio
                                                  (Class 3)       (Class 3)      (Class 3)       (Class 3)      (Class 3)
                                                 -------------------------------------------------------------------------
Assets:
   Investments in Trusts, at net asset value     $18,982,569     $7,486,569     $ 1,168,595     $  611,627     $24,411,632

   Dividends receivable                                    -              -               -              -               -
                                                 -------------------------------------------------------------------------
      Total assets                               $18,982,569     $7,486,569     $ 1,168,595     $  611,627     $24,411,632

Liabilities:                                               -              -               -              -               -
                                                 -------------------------------------------------------------------------
Net assets:                                      $18,982,569     $7,486,569     $ 1,168,595     $  611,627     $24,411,632
                                                 =========================================================================
   Accumulation units                            $18,974,271     $7,486,569     $ 1,168,595     $  611,627     $24,400,486

   Contracts in payout (annuitization) period          8,298              -               -              -          11,146
                                                 -------------------------------------------------------------------------
      Total net assets:                          $18,982,569     $7,486,569     $ 1,168,595     $  611,627     $24,411,632
                                                 =========================================================================
Accumulation units outstanding:                    1,366,506        942,326         559,319         41,699       1,235,509
                                                 =========================================================================

    The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (Continued)

                                                 Invesco Van
                                                    Kampen      Invesco Van       Invesco Van
                                                 V.I. Capital      Kampen         Kampen V.I.       Diversified
                                                    Growth      V.I.Comstock   Growth and Income   International  Equity Income
                                                  Portfolio      Portfolio         Portfolio          Account         Account
                                                  (Class II)     (Class II)       (Class II)         (Class 2)       (Class 2)
                                                 -----------------------------------------------------------------------------
Assets:
   Investments in Trusts, at net asset value     $      918,890 $   10,349,371 $   20,396,211     $      358,457  $    700,664

   Dividends receivable                                       -              -              -                  -             -
                                                 -----------------------------------------------------------------------------
      Total assets                               $      918,890 $   10,349,371 $    20,396,211    $      358,457  $    700,664

Liabilities:                                                  -              -               -                 -             -
                                                 -----------------------------------------------------------------------------
Net assets:                                      $      918,890 $   10,349,371 $    20,396,211    $      358,457  $    700,664
                                                 =============================================================================
   Accumulation units                            $      918,890 $   10,349,371 $    20,396,211    $      358,457  $    700,664

   Contracts in payout (annuitization) period                 -              -               -                 -             -
                                                 -----------------------------------------------------------------------------
      Total net assets:                          $      918,890 $   10,349,371 $    20,396,211    $      358,457  $    700,664
                                                 =============================================================================
Accumulation units outstanding:                          97,165      1,032,250       1,807,460            67,155        82,036
                                                 =============================================================================

                                                Government
                                                  & High
                                                 Quality                 LargeCap                       MidCap
                                                   Bond       Income      Blend      LargeCap Growth     Blend
                                                 Account     Account    Account II       Account        Account
                                                (Class 2)   (Class 2)   (Class 2)       (Class 2)      (Class 2)
                                               -----------------------------------------------------------------
Assets:
  Investments in Trusts, at net asset value    $     9,832  $ 248,374  $    62,946  $         30,961  $1,230,971

  Dividends receivable                                   -          -            -                 -           -
                                               -----------------------------------------------------------------
     Total assets                              $     9,832  $ 248,374  $    62,946  $         30,961  $1,230,971

Liabilities:                                             -          -            -                 -           -
                                               -----------------------------------------------------------------
Net assets:                                    $     9,832  $ 248,374  $    62,946  $         30,961  $1,230,971
                                               =================================================================
   Accumulation units                          $     9,832  $ 248,374  $    62,946  $         30,961  $1,230,971

   Contracts in payout (annuitization) period            -          -            -                 -           -
                                               -----------------------------------------------------------------
      Total net assets:                        $     9,832  $ 248,374  $    62,946  $         30,961  $1,230,971
                                               =================================================================
Accumulation units outstanding:                      1,236     27,772       11,280             5,095     129,256
                                               =================================================================

    The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (Continued)

                                          Principal          Real                           SAM
                             Money         Capital          Estate            SAM       Conservative
                             Market      Appreciation     Securities       Balanced       Balanced
                            Account        Account         Account         Portfolio     Portfolio
                           (Class 2)      (Class 2)       (Class 2)        (Class 2)     (Class 2)
                           -------------------------------------------------------------------------
Assets:
  Investments in Trusts,
   at net asset value      $ 107,942    $     293,122    $    17,250    $  7,956,629    $   268,730
  Dividends receivable             -                -              -               -              -
                           -------------------------------------------------------------------------
    Total assets           $ 107,942    $     293,122    $    17,250    $  7,956,629    $   268,730
Liabilities:                       -                -              -               -              -
                           -------------------------------------------------------------------------
Net assets:                $ 107,942    $     293,122    $    17,250    $  7,956,629    $   268,730
                           =========================================================================
  Accumulation units       $ 107,942    $     293,122    $    17,250    $  7,956,629    $   268,730
  Contracts in payout
   (annuitization) period          -                -              -               -              -
                           -------------------------------------------------------------------------
    Total net assets:      $ 107,942    $     293,122    $    17,250    $  7,956,629    $   268,730
                           =========================================================================
Accumulation units
 outstanding:                 18,849           26,972          1,065         828,985         35,023
                           =========================================================================

                                SAM             SAM           SAM
                            Conservative     Flexible      Strategic     Short-Term      SmallCap
                               Growth         Income        Growth         Income         Growth
                             Portfolio       Portfolio     Portfolio      Account       Account II
                             (Class 2)       (Class 2)     (Class 2)     (Class 2)      (Class 2)
                           ------------------------------------------------------------------------
Assets:
  Investments in Trusts,
   at net asset value      $     840,487    $  674,567    $  248,190    $    41,462    $    32,707
  Dividends receivable                 -             -             -              -              -
                           ------------------------------------------------------------------------
    Total assets           $     840,487    $  674,567    $  248,190    $    41,462    $    32,707
Liabilities:                           -             -             -              -              -
                           ------------------------------------------------------------------------
Net assets:                $     840,487    $  674,567    $  248,190    $    41,462    $    32,707
                           ========================================================================
  Accumulation units       $     840,487    $  674,567    $  248,190    $    41,462    $    32,707
  Contracts in payout
   (annuitization) period              -             -             -              -              -
                           ------------------------------------------------------------------------
    Total net assets:       $    840,487    $  674,567    $  248,190    $    41,462    $    32,707
                           ========================================================================
Accumulation units
 outstanding:                     90,319        71,828        25,808          5,706          6,169
                           ========================================================================

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (Continued)

                                             Columbia
                              Columbia       Variable
                              Variable      Portfolio-
                             Portfolio-      Marsico
                                High         Focused         Asset          Global
                               Income        Equities      Allocation       Growth         Growth
                                Fund           Fund           Fund           Fund           Fund
                             (Class 1)      (Class 1)      (Class 2)       (Class 2)      (Class 2)
                            -----------------------------------------------------------------------
Assets:
  Investments in Trusts,
   at net asset value       $   209,825    $   491,793    $ 1,741,230    $ 8,373,315    $ 8,652,522
  Dividends receivable                -              -              -              -              -
                            -----------------------------------------------------------------------
    Total  assets           $   209,825    $   491,793    $ 1,741,230    $ 8,373,315    $ 8,652,522
Liabilities:                          -              -              -              -              -
                            -----------------------------------------------------------------------
Net assets:                 $   209,825    $   491,793    $ 1,741,230    $ 8,373,315    $ 8,652,522
                            =======================================================================
  Accumulation units        $   209,825    $   491,793    $ 1,741,230    $ 8,373,315    $ 8,652,522
  Contracts in payout
   (annuitization) period             -              -              -              -              -
                            -----------------------------------------------------------------------
    Total  net assets:      $   209,825    $   491,793    $ 1,741,230    $ 8,373,315    $ 8,652,522
                            =======================================================================
Accumulation units
 outstanding:                    11,614         49,535        112,340        427,647        497,769
                            =======================================================================

                                                Growth                    MTB Managed     Franklin
                                Growth-          and          Mid Cap      Allocation      Income
                                 Income         Income         Value         Fund -      Securities
                                  Fund        Portfolio      Portfolio      Moderate        Fund
                              (Class 2)      (Class VC)    (Class VC)     Growth II     (Class 2)
                           ------------------------------------------------------------------------
Assets:
  Investments in Trusts,
   at net asset value      $ 10,217,363    $ 10,607,368   $   161,604    $     98,959   $ 4,993,670
  Dividends receivable                -               -             -               -             -
                           ------------------------------------------------------------------------
    Total assets           $ 10,217,363    $ 10,607,368   $   161,604    $     98,959   $ 4,993,670
Liabilities:                          -               -             -               -             -
                           ------------------------------------------------------------------------
Net assets:                $ 10,217,363    $ 10,607,368   $   161,604    $     98,959   $ 4,993,670
                           ========================================================================
  Accumulation units       $ 10,217,363    $ 10,607,368   $   161,604    $     98,959   $ 4,993,670
  Contracts in payout
   (annuitization) period             -               -             -               -             -
                           ------------------------------------------------------------------------
    Total net assets:      $ 10,217,363    $ 10,607,368   $   161,604    $     98,959   $ 4,993,670
                           ========================================================================
Accumulation units
 outstanding:                   701,070       1,112,826        13,322          11,436       508,851
                           ========================================================================

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (Continued)

                             Franklin
                             Templeton                                                    Allocation
                           VIP Founding      Allocation     Allocation     Allocation      Moderate
                               Funds           Balanced        Growth        Moderate        Growth      Real Return
                         Allocation Fund     Portfolio      Portfolio      Portfolio      Portfolio       Portfolio
                             (Class 2)        (Class 3)      (Class 3)      (Class 3)      (Class 3)       (Class 3)
                         -------------------------------------------------------------------------------------------
Assets:
  Investments in Trusts,
   at net asset value       $  3,053,040    $ 3,566,656    $ 1,189,032    $ 5,499,452    $ 3,456,424    $  6,162,600
  Dividends receivable                 -              -              -              -              -               -
                         -------------------------------------------------------------------------------------------
    Total assets            $  3,053,040    $ 3,566,656    $ 1,189,032    $ 5,499,452    $ 3,456,424    $  6,162,600
Liabilities:                          -               -              -              -              -               -
                         -------------------------------------------------------------------------------------------
Net assets:                 $  3,053,040    $ 3,566,656    $ 1,189,032    $ 5,499,452    $ 3,456,424    $  6,162,600
                         ===========================================================================================
  Accumulation units        $  3,053,040    $ 3,566,656    $ 1,189,032    $ 5,499,452    $ 3,456,424    $  6,162,600
  Contracts in payout
   (annuitization) period             -               -              -              -              -               -
                         -------------------------------------------------------------------------------------------
    Total net assets:       $  3,053,040    $ 3,566,656    $ 1,189,032    $ 5,499,452    $ 3,456,424    $  6,162,600
                         ===========================================================================================
Accumulation units
 outstanding:                    369,531        330,550        125,364        528,556        348,432         520,942
                         ===========================================================================================

     The accompanying notes are an integral part of the financial statements

                         FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (Continued)

                        Contracts With Total      Contracts With Total      Contracts With Total       Contracts With Total
                           Expenses of0.85           Expenses of0.95           Expenses of1.15           Expenses of1.20
                      ------------------------- ------------------------- ------------------------- --------------------------
                                       Unit
                                       Value                  Unit value                Unit value                Unit value
                      Accumulation      of      Accumulation      of      Accumulation      of      Accumulation      of
                         units     accumulation    units     accumulation    units     accumulation    units     accumulation
Variable Accounts     outstanding      units    outstanding      units    outstanding      units    outstanding      units
--------------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ -------------
ANCHOR SERIES TRUST:
 Asset Allocation
 Portfolio (Class 1)             - $          -           -  $          -           -  $          -           -  $          -
 Capital Appreciation
 Portfolio (Class 1)             -            -           -             -           -             -           -             -
 Government and
 Quality Bond
 Portfolio (Class 1)             -            -           -             -           -             -           -             -
 Growth Portfolio
 (Class 1)                       -            -           -             -           -             -           -             -
 Natural Resources
 Portfolio (Class 1)             -            -           -             -           -             -           -             -
 Asset Allocation
 Portfolio (Class 3)         2,310        14.27       2,989         14.26           -             -           -             -
 Capital Appreciation
 Portfolio (Class 3)        74,945        15.20         792         15.17       2,618         11.62         275         14.76
 Government and
 Quality Bond
 Portfolio (Class 3)        57,045        16.77       6,139         16.76       3,875         12.24         890         16.32
 Growth Portfolio
 (Class 3)                   4,924        10.17           -             -           -             -           -             -
Natural Resources
Portfolio (Class 3)          7,143         8.98           -             -          49          9.29           -             -

SUNAMERICA SERIES
 TRUST:
 Aggressive Growth
 Portfolio (Class 1)             - $          -           -  $          -           -  $          -           -  $          -
 Alliance Growth
 Portfolio (Class 1)             -            -           -             -           -             -           -             -
 Balanced Portfolio
 (Class 1)                       -            -           -             -           -             -           -             -
 Blue Chip Growth
 Portfolio (Class 1)             -            -           -             -           -             -           -             -
 Capital Growth
 Portfolio (Class 1)             -            -           -             -           -             -           -             -
 Cash Management
 Portfolio (Class 1)             -            -           -             -           -             -           -             -
 Corporate Bond
 Portfolio (Class 1)             -            -           -             -           -             -           -             -
 Davis Venture Value
 Portfolio (Class 1)             -            -           -             -           -             -           -             -
 "Dogs" of Wall
 Street Portfolio
 (Class 1)                       -            -           -             -           -             -           -             -
 Emerging Markets
 Portfolio (Class 1)             -            -           -             -           -             -           -             -
 Equity Opportunities
 Portfolio (Class 1)             -            -           -             -           -             -           -             -
 Fundamental Growth
 Portfolio (Class 1)             -            -           -             -           -             -           -             -
 Global Bond
 Portfolio (Class 1)             -            -           -             -           -             -           -             -
 Global Equities
 Portfolio (Class 1)             -            -           -             -           -             -           -             -
 Growth Opportunities
 Portfolio (Class 1)             -            -           -             -           -             -           -             -
 Growth-Income
 Portfolio (Class 1)             -            -           -             -           -             -           -             -
 High-Yield Bond
 Portfolio (Class 1)             -            -           -             -           -             -           -             -
 International
 Diversified Equities
 Portfolio (Class 1)             -            -           -             -           -             -           -             -
 International Growth
 and Income Portfolio
 (Class 1)                       -            -           -             -           -             -           -             -
 MFS Massachusetts
 Investors Trust
 Portfolio (Class 1)             -            -           -             -           -             -           -             -
 MFS Total Return
 Portfolio (Class 1)             -            -           -             -           -             -           -             -
 Mid-Cap Growth
 Portfolio (Class 1)             -            -           -             -           -             -           -             -
 Real Estate
 Portfolio (Class 1)             -            -           -             -           -             -           -             -
 Technology
 Portfolio (Class 1)             -            -           -             -           -             -           -             -
 Telecom Utility
 Portfolio (Class 1)             -            -           -             -           -             -           -             -
 Total Return Bond
 Portfolio (Class 1)             -            -           -             -           -             -           -             -
 Aggressive Growth
 Portfolio (Class 3)           344         7.06           -             -           -             -           -             -
 Alliance Growth
 Portfolio (Class 3)        12,123         7.20           -             -           -             -           -             -
 American Funds Asset
 Allocation SAST
 Portfolio (Class 3)             -            -           -             -           -             -           -             -
 American Funds
 Global Growth SAST
 Portfolio (Class 3)             -            -           -             -       8,842          9.70           -             -
 American Funds
 Growth SAST
 Portfolio (Class 3)             -            -           -             -       2,794          9.09           -             -
 American Funds
 Growth-Income SAST
 Portfolio (Class 3)             -            -           -             -       1,502          8.50           -             -
 Balanced
 Portfolio (Class 3)         1,151         9.56       4,112          9.55         761         10.28           -             -
 Blue Chip Growth
 Portfolio (Class 3)         5,811         5.42         857          5.42       1,929          9.38         305          5.24
 Capital Growth
 Portfolio (Class 3)         5,550         6.94           -             -           -             -           -             -
 Cash Management
 Portfolio (Class 3)        13,983        11.50           1         11.50           -          9.97           -             -
 Corporate Bond
 Portfolio (Class 3)        68,584        20.50       3,112         20.50       7,518         14.08         630         19.95
 Davis Venture Value
 Portfolio (Class 3)        45,968        12.49       1,489         12.47       4,755          8.60         526         12.14
 "Dogs" of Wall
 Street
 Portfolio (Class 3)           796        15.04           -             -           -             -           -             -
 Emerging Markets
 Portfolio (Class 3)         9,525        20.13         116         20.11       1,008          9.83          88         19.63
 Equity Opportunities
 Portfolio (Class 3)         5,186        10.85           -             -           -             -           -             -
 Foreign Value
 Portfolio (Class 3)        55,950         8.13       9,327          8.13      11,250          8.07       2,045          8.02
 Fundamental Growth
 Portfolio (Class 3)         7,520         6.13           -             -           -             -           -             -
 Global Bond
 Portfolio (Class 3)        33,018        18.10         490         18.09       2,882         13.48         124         17.61
 Global Equities
 Portfolio (Class 3)             -            -           -             -         225          8.08           -             -
 Growth Opportunities
 Portfolio (Class 3)        28,668         5.32       2,918          5.32       3,853         10.09       1,216          5.49
 Growth-Income
 Portfolio (Class 3)         1,815         8.54       1,631          8.54       1,680          8.73       2,305          8.28
 High-Yield Bond
 Portfolio (Class 3)        27,310        15.75         488         15.74         765         10.86         190         15.35
 International
 Diversified Equities
 Portfolio (Class 3)         9,980         7.58           -             -           -             -           -             -
 International Growth
 and Income
 Portfolio (Class 3)        46,871         9.35           -             -           -             -           -             -
 Marsico Focused
 Growth
 Portfolio (Class 3)         3,669         9.10         428          9.10       1,357          9.66         194          8.98
 MFS Massachusetts
 Investors Trust
 Portfolio (Class 3)        21,806         9.74       4,879          9.74       5,717          9.44       1,045          9.37
 MFS Total Return
 Portfolio (Class 3)        65,266        15.26       2,519         15.26           -             -           -             -
 Mid-Cap Growth
 Portfolio (Class 3)         9,058         8.40       2,998          8.39       1,483         10.24         504          8.17
 Real Estate
 Portfolio (Class 3)         7,960        25.72         513         25.71       4,532          7.40         197         25.05
 Small & Mid Cap
 Value
 Portfolio (Class 3)        43,189         9.39       2,764          9.39      10,061          9.82         956          9.26
 Small Company Value
 Portfolio (Class 3)        40,914         8.08       2,127          8.09       4,458          8.64         801          7.98
 Technology
 Portfolio (Class 3)             -            -           -             -          48          9.52           -             -
 Telecom Utility
 Portfolio (Class 3)           239        11.31         497         11.30           -             -           -             -
 Total Return Bond
 Portfolio (Class 3)        33,672        19.32       7,880         19.31       9,120         13.56       1,882         18.82

INVESCO VARIABLE
 INSURANCE FUNDS
 (Series II):
 Invesco Van Kampen
 V.I. Capital
 Growth Fund                 8,868 $       9.94           -  $          -           -  $          -           -  $          -
 Invesco Van Kampen
 V.I Comstock Fund          91,137        11.43       4,857         11.43       6,120          8.37         805         11.16
 Invesco Van Kampen
 V.I. Growth and
 Income Fund                94,302        12.97       5,111         12.96       7,341          8.71       1,765         12.63

PRINCIPAL VARIABLE
 CONTRACTS FUND,
 INC. (Class 2):
 Diversified
 International
 Account                         - $          -           -  $          -           -  $          -           -  $          -
 Equity Income
 Account                         -            -           -             -           -             -           -             -
 Government & High
 Quality Bond Account            -            -           -             -           -             -           -             -
 Income Account                  -            -           -             -           -             -           -             -
 LargeCap Blend
 Account II                      -            -           -             -           -             -           -             -
 LargeCap Growth
 Account                         -            -           -             -           -             -           -             -
 MidCap Blend Account            -            -           -             -           -             -           -             -
 Money Market Account            -            -           -             -           -             -           -             -
 Principal Capital
 Appreciation Account            -            -           -             -           -             -           -             -
 Real Estate
 Securities Account              -            -           -             -           -             -           -             -
 SAM Balanced
 Portfolio                       -            -           -             -           -             -           -             -
 SAM Conservative
 Balanced Portfolio              -            -           -             -           -             -           -             -
 SAM Conservative
 Growth Portfolio                -            -           -             -           -             -           -             -
 SAM Flexible Income
 Portfolio                       -            -           -             -           -             -           -             -
 SAM Strategic
 Growth Portfolio                -            -           -             -           -             -           -             -
 Short-Term Income
 Account                         -            -           -             -           -             -           -             -
 SmallCap Growth
 Account II                      -            -           -             -           -             -           -             -

COLUMBIA FUNDS
 VARIABLE INSURANCE
 TRUST I (Class 1):
 Columbia Variable
 Portfolio - High
 Income Fund                     - $          -           -  $          -           -  $          -           -  $          -
 Columbia Variable
 Portfolio - Marsico
 Focused
 Equities Fund                   -            -           -             -           -             -           -             -

AMERICAN FUNDS
 INSURANCE SERIES
 (Class 2):
 Asset Allocation
 Fund                      110,655 $      15.50       1,685  $      15.50           -  $          -           -  $          -
 Global Growth Fund         79,492        20.59       2,832         20.59           -             -         717         20.14
 Growth Fund                75,684        18.34       1,628         18.35           -             -         319         17.94
 Growth-Income Fund        139,663        15.32         304         15.30           -             -         743         14.97

LORD ABBETT
 SERIES FUND, INC.
 (Class VC):
 Growth and
 Income Portfolio           43,109 $      10.63         804  $      10.63       2,972  $       7.85         321  $      10.38
 Mid Cap Value
 Portfolio                  13,322        12.13           -             -           -             -           -             -

MTB GROUP OF FUNDS:
 MTB Managed
 Allocation
 Fund - Moderate
 Growth II                       -            -           -             -           -             -           -             -

FRANKLIN TEMPLETON
 VARIABLE INSURANCE
 PRODUCTS TRUST
 (Class 2):
 Franklin Income
 Securities Fund            25,170 $      10.05       3,576  $      10.04      12,057  $       9.96           -  $          -
 Franklin Templeton
 VIP Founding Funds
 Allocation Fund            32,468         8.47           -             -      21,715          8.38           -             -

SEASONS SERIES TRUST
 (Class 3):
 Allocation Balanced
 Portfolio                       - $          -           -  $          -           -  $          -           -  $          -
 Allocation Growth
 Portfolio                       -            -           -             -           -             -           -             -
 Allocation Moderate
 Portfolio                       -            -           -             -           -             -           -             -
 Allocation Moderate
 Growth Portfolio                -            -           -             -       3,248         10.14           -             -
 Real
 Return Portfolio            1,388        12.14       2,925         12.14       5,893         12.09         874         12.15

-----------
(1)  Offered in FSA Polaris, FSA Polaris II, FSA Advisor, and FSA Polaris
     Choice.

(2)  Offered in FSA Polaris Choice III.

(3)  Offered in FSA Diversify Strategies III.

(4)  Offered in FSA Polaris Preferred Solution, FSA Polaris Platinum III,

     FSA Polaris Advantage II, and FSA Polaris Retirement Protector.

    The accompanying notes are an integral part of the financial statements

                         FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (Continued)

                        Contracts With Total      Contracts With Total      Contracts With Total       Contracts With Total
                          Expenses of 1.30          Expenses of 1.40        Expenses of 1.52(1)        Expenses of 1.52(2)
                      ------------------------- ------------------------- ------------------------- --------------------------
                                       Unit
                                       Value                  Unit value                Unit value                Unit value
                      Accumulation      of      Accumulation      of      Accumulation      of      Accumulation      of
                         units     accumulation    units     accumulation    units     accumulation    units     accumulation
Variable Accounts     outstanding      units    outstanding      units    outstanding      units    outstanding      units
--------------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ -------------
ANCHOR SERIES TRUST:
 Asset Allocation
 Portfolio (Class 1)             - $          -            - $          -      153,974 $      25.69            - $           -
 Capital Appreciation
 Portfolio (Class 1)             -            -            -            -      182,641        46.10            -             -
 Government and
 Quality Bond
 Portfolio (Class 1)             -            -            -            -      293,877        20.92            -             -
 Growth Portfolio
 (Class 1)                       -            -            -            -      137,331        27.15            -             -
 Natural Resources
 Portfolio (Class 1)             -            -            -            -       72,048        42.77            -             -
 Asset Allocation
 Portfolio (Class 3)             -        10.72            -            -       96,481        25.04        2,669         25.04
 Capital Appreciation
 Portfolio (Class 3)        72,455        11.46        2,955        11.46      221,169        45.12       28,829         45.12
 Government and
 Quality Bond
 Portfolio (Class 3)       111,813        12.07        3,654        12.09      795,222        20.43      157,194         20.43
 Growth Portfolio
 (Class 3)                   4,553         8.55            -            -      164,257        26.55       16,558         26.55
 Natural Resources
 Portfolio (Class 3)         7,514         9.19            -            -       65,269        41.79        9,562         41.79

SUNAMERICA SERIES
 TRUST:
 Aggressive Growth
 Portfolio (Class 1)             - $          -            - $          -      137,214 $      11.23            - $           -
 Alliance Growth
 Portfolio (Class 1)             -            -            -            -      280,891        28.59            -             -
 Balanced Portfolio
 (Class 1)                       -            -            -            -      184,272        15.77            -             -
 Blue Chip Growth
 Portfolio (Class 1)             -            -            -            -       98,680         5.53            -             -
 Capital Growth
 Portfolio (Class 1)             -            -            -            -       55,207         6.67            -             -
 Cash Management
 Portfolio (Class 1)             -            -            -            -      341,336        13.13            -             -
 Corporate Bond
 Portfolio (Class 1)             -            -            -            -      168,252        24.47            -             -
 Davis Venture Value
 Portfolio (Class 1)             -            -            -            -      468,076        30.63            -             -
 "Dogs" of Wall Street
 Portfolio (Class 1)             -            -            -            -       85,826        12.45            -             -
 Emerging Markets
 Portfolio (Class 1)             -            -            -            -      148,184        15.83            -             -
 Equity Opportunities
 Portfolio (Class 1)             -            -            -            -      121,003        16.56            -             -
 Fundamental Growth
 Portfolio (Class 1)             -            -            -            -      142,867        15.42            -             -
 Global Bond
 Portfolio (Class 1)             -            -            -            -       93,547        23.86            -             -
 Global Equities
 Portfolio (Class 1)             -            -            -            -       95,457        17.28            -             -
 Growth Opportunities
 Portfolio (Class 1)             -            -            -            -       68,078         5.22            -             -
 Growth-Income
 Portfolio (Class 1)             -            -            -            -      240,852        25.61            -             -
 High-Yield Bond
 Portfolio (Class 1)             -            -            -            -      161,214        21.66            -             -
 International
 Diversified Equities
 Portfolio (Class 1)             -            -            -            -      228,432        11.04            -             -
 International Growth
 and Income
 Portfolio (Class 1)             -            -            -            -      188,165        11.44            -             -
 MFS Massachusetts
 Investors Trust
 Portfolio (Class 1)             -            -            -            -      121,701        20.43            -             -
 MFS Total Return
 Portfolio (Class 1)             -            -            -            -      217,000        26.33            -             -
 Mid-Cap Growth
 Portfolio (Class 1)             -            -            -            -      182,657        10.10            -             -
 Real Estate
 Portfolio (Class 1)             -            -            -            -       77,731        20.81            -             -
 Technology Portfolio
 (Class 1)                       -            -            -            -      112,211         2.12            -             -
 Telecom Utility
 Portfolio (Class 1)             -            -            -            -       58,389        15.72            -             -
 Total Return Bond
 Portfolio (Class 1)             -            -            -            -       81,074        27.48            -             -
 Aggressive Growth
 Portfolio (Class 3)        10,060         7.12            -            -       30,180        10.94       65,330         10.94
 Alliance Growth
 Portfolio (Class 3)         5,167         9.19            -            -      165,442        27.80       16,196         27.80
 American Funds Asset
 Allocation SAST
 Portfolio (Class 3)        11,031         9.40            -            -       68,068         9.37      151,248          9.37
 American Funds Global
 Growth SAST
 Portfolio (Class 3)       236,175         9.57       10,583         9.58      290,506         9.45      249,916          9.45
 American Funds Growth
 SAST Portfolio
 (Class 3)                  88,912         8.97        3,401         8.97      320,762         8.97      193,408          8.97
 American Funds
 Growth-Income SAST
 Portfolio (Class 3)        54,221         8.38        1,380         8.39      435,290         8.19      199,895          8.19
 Balanced Portfolio
 (Class 3)                   3,975        10.17            -            -       64,861        15.38          534         15.38
 Blue Chip Growth
 Portfolio (Class 3)        50,247         9.21        2,271         9.25      145,458         5.41       92,756          5.41
 Capital Growth
 Portfolio (Class 3)             -         8.72            -            -      178,227         6.50       65,627          6.50
 Cash Management
 Portfolio (Class 3)             -         9.84            -            -      437,134        12.82       58,751         12.82
 Corporate Bond
 Portfolio (Class 3)       142,521        13.89        4,799        13.90      461,671        23.81      132,350         23.81
 Davis Venture Value
 Portfolio (Class 3)       138,810         8.48        5,408         8.49      385,518        29.88       64,444         29.88
 "Dogs" of Wall Street
 Portfolio (Class 3)         4,711        10.50            -            -       50,972        12.16       23,226         12.16
 Emerging Markets
 Portfolio (Class 3)        35,174         9.70        1,559         9.71      167,739        15.44       71,427         15.44
 Equity Opportunities
 Portfolio (Class 3)             -         8.66            -            -       54,987        16.16        3,197         16.16
 Foreign Value
 Portfolio (Class 3)       284,267         7.95       13,678         7.95      600,581        14.01      164,173         14.01
 Fundamental Growth
 Portfolio (Class 3)         3,497         8.95            -            -      122,113        15.05       47,905         15.05
 Global Bond Portfolio
 (Class 3)                  40,734        13.29          639        13.30      124,189        23.30       54,209         23.30
 Global Equities
 Portfolio (Class 3)         9,055         7.93            -            -       47,357        16.84       11,841         16.84
 Growth Opportunities
 Portfolio (Class 3)        87,771         9.96        5,089         9.97      340,640         5.10      195,129          5.10
 Growth-Income
 Portfolio (Class 3)        31,044         8.55          705         8.63       12,712        24.98        2,123         24.98
 High-Yield Bond
 Portfolio (Class 3)        31,364        10.70          253        10.73       99,344        21.15       17,055         21.15
 International
 Diversified Equities
 Portfolio (Class 3)         8,409         8.27            -            -      564,953        10.80       95,488         10.80
 International Growth
 and Income Portfolio
 (Class 3)                   1,144         6.70            -            -      462,406        11.14      159,663         11.14
 Marsico Focused
 Growth Portfolio
 (Class 3)                  31,011         9.53        1,940         9.52      112,210        10.24       32,725         10.24
 MFS Massachusetts
 Investors Trust
 Portfolio (Class 3)       145,955         9.34        6,909         9.32      138,483        19.97       62,633         19.97
 MFS Total Return
 Portfolio (Class 3)        19,692         9.93            -            -      218,019        25.71       17,116         25.71
 Mid-Cap Growth
 Portfolio (Class 3)        32,255        10.10        1,893        10.12      231,640         9.86       39,363          9.86
 Real Estate Portfolio
 (Class 3)                 111,742         7.30        5,672         7.30      188,102        20.32       75,382         20.32
 Small & Mid Cap Value
 Portfolio (Class 3)       159,267         9.69        7,033         9.70      434,365        16.06      169,979         16.06
 Small Company Value
 Portfolio (Class 3)       100,653         8.52        5,744         8.53      279,481         7.79      159,577          7.79
 Technology Portfolio
 (Class 3)                     605         9.40            -            -      358,557         2.07       51,583          2.07
 Telecom Utility
 Portfolio (Class 3)         2,170        11.54            -            -       20,988        15.37        9,272         15.37
 Total Return Bond
 Portfolio (Class 3)       282,651        13.28        8,346        13.36      204,238        26.87      188,088         26.87

INVESCO VARIABLE
 INSURANCE FUNDS
 (Series II):
 Invesco Van Kampen
 V.I. Capital
 Growth Fund                     - $      10.31            - $          -       24,588 $       9.47        9,763 $        9.36
 Invesco Van Kampen
 V.I. Comstock Fund        141,196         8.26        7,319         8.26      298,044        10.78      129,447         10.71
 Invesco Van Kampen
 V.I. Growth and
 Income Fund               174,654         8.59        8,637         8.60      751,479        12.05      213,624         12.10

PRINCIPAL VARIABLE
 CONTRACTS FUND,
 INC. (Class 2):
 Diversified
 International Account           - $          -            - $          -            - $          -            - $           -
 Equity Income Account           -            -            -            -            -            -            -             -
 Government & High
 Quality Bond Account            -            -            -            -            -            -            -             -
 Income Account                  -            -            -            -            -            -            -             -
 LargeCap Blend
 Account II                      -            -            -            -            -            -            -             -
 LargeCap Growth
 Account                         -            -            -            -            -            -            -             -
 MidCap Blend Account            -            -            -            -            -            -            -             -
 Money Market Account            -            -            -            -            -            -            -             -
 Principal Capital
 Appreciation Account            -            -            -            -            -            -            -             -
 Real Estate
 Securities Account              -            -            -            -            -            -            -             -
 SAM Balanced
 Portfolio                       -            -            -            -        8,248         9.74       34,656          9.74
 SAM Conservative
 Balanced Portfolio              -            -            -            -            -            -            -             -
 SAM Conservative
 Growth Portfolio                -            -            -            -            -            -            -             -
 SAM Flexible
 Income Portfolio                -            -            -            -           -            -             -             -
 SAM Strategic
 Growth Portfolio                -            -            -            -            -            -            -             -
 Short-Term Income
 Account                         -            -            -            -            -            -            -             -
 SmallCap Growth
 Account II                      -            -            -            -            -            -            -             -

COLUMBIA FUNDS
 VARIABLE INSURANCE
 TRUST I (Class 1):
 Columbia Variable
 Portfolio - High
 Income Fund                     - $          -            - $          -        5,094 $      18.24          573 $       18.31
 Columbia Variable
 Portfolio - Marsico
 Focused Equities Fund           -            -            -            -       18,622        10.02       10,358          9.98

AMERICAN FUNDS
 INSURANCE
 SERIES (Class 2):
 Asset Allocation Fund           - $          -            - $          -            - $          -            - $           -
 Global Growth Fund              -            -            -            -      290,806        19.39            -             -
 Growth Fund                     -            -            -            -      338,020        17.27            -             -
 Growth-Income Fund              -            -            -            -      474,208        14.43            -             -

LORD ABBETT SERIES
 FUND, INC. (Class VC):
 Growth and Income
 Portfolio                  83,868 $       7.71        3,861 $       7.73      490,613 $       9.99      160,217 $        9.99
 Mid Cap Value
 Portfolio                       -            -            -            -            -            -            -             -

MTB GROUP OF FUNDS:
 MTB Managed
 Allocation
 Fund - Moderate
 Growth II                       -            -            -            -       11,436         8.65            -             -

FRANKLIN TEMPLETON
 VARIABLE INSURANCE
 PRODUCTS
 TRUST (Class 2):
 Franklin Income
 Securities Fund            26,429 $       9.91            - $          -      185,812 $       9.82       70,518 $        9.82
 Franklin Templeton
 VIP Founding Funds
 Allocation Fund             4,937         8.33            -            -      146,474         8.26       48,955          8.26

SEASONS SERIES
 TRUST (Class 3):
 Allocation Balanced
 Portfolio                 154,641 $      10.82       36,369 $      10.87            - $          -       25,840 $       10.78
 Allocation Growth
 Portfolio                  20,308         9.53          894         9.57            -            -       89,239          9.49
 Allocation Moderate
 Portfolio                 244,730        10.44            -            -            -            -      108,417         10.40
 Allocation Moderate
 Growth Portfolio          120,073         9.97       27,060        10.02            -            -       41,113          9.93
 Real Return Portfolio     172,294        11.87        5,499        11.95       17,772        11.83       71,104         11.83

----------
(1) Offered in FSA Polaris, FSA Polaris II, FSA Advisor, and FSA Polaris Choice.

(2) Offered in FSA Polaris Choice III.

(3) Offered in FSA Diversify Strategies III.

(4) Offered in FSA Polaris Preferred Solution, FSA Polaris Platinum III,

     FSA Polaris Advantage II, and FSA Polaris Retirement Protector.

    The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (Continued)

                        Contracts With Total      Contracts With Total      Contracts With Total      Contracts With Total
                         Expenses of 1.55(3)       Expenses of 1.55(4)        Expenses of 1.65          Expenses of 1.70
                      ------------------------- ------------------------- ------------------------- --------------------------
                                       Unit
                                       Value                  Unit value                Unit value                Unit value
                      Accumulation      of      Accumulation      of      Accumulation      of      Accumulation      of
                         units     accumulation    units     accumulation    units     accumulation    units     accumulation
Variable Accounts     outstanding      units    outstanding      units    outstanding      units    outstanding      units
--------------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ -------------
ANCHOR SERIES TRUST:
 Asset Allocation
 Portfolio (Class 1)             - $          -            - $          -             - $         -            - $           -
 Capital Appreciation
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 Government and
 Quality Bond
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 Growth Portfolio
 (Class 1)                       -            -            -            -             -           -            -             -
 Natural Resources
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 Asset Allocation
 Portfolio (Class 3)             -            -        3,158        10.63             -           -            -             -
 Capital Appreciation
 Portfolio (Class 3)         6,091        45.93       35,369        11.37        13,208       11.28          751         44.75
 Government and
 Quality Bond
 Portfolio (Class 3)             -            -       51,806        12.00        45,651       11.92            -             -
 Growth Portfolio
 (Class 3)                       -            -            -            -         3,443        8.43            -             -
 Natural Resources
 Portfolio (Class 3)             -            -        4,553         9.12         5,665        9.03            -             -

SUNAMERICA SERIES
 TRUST:
 Aggressive Growth
 Portfolio (Class 1)             - $          -            - $          -             - $         -            - $           -
 Alliance Growth
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 Balanced Portfolio
 (Class 1)                       -            -            -            -             -           -            -             -
 Blue Chip Growth
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 Capital Growth
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 Cash Management
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 Corporate Bond
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 Davis Venture Value
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 "Dogs" of Wall
 Street Portfolio
 (Class 1)                       -            -            -            -             -           -            -             -
 Emerging Markets
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 Equity Opportunities
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 Fundamental Growth
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 Global Bond
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 Global Equities
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 Growth Opportunities
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 Growth-Income
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 High-Yield Bond
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 International
 Diversified Equities
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 International Growth
 and Income
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 MFS Massachusetts
 Investors Trust
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 MFS Total Return
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 Mid-Cap Growth
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 Real Estate
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 Technology Portfolio
 (Class 1)                       -            -            -            -             -           -            -             -
 Telecom Utility
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 Total Return Bond
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 Aggressive Growth
 Portfolio (Class 3)             -            -        4,875         7.06         3,591        7.08            -             -
 Alliance Growth
 Portfolio (Class 3)         1,754        27.81        3,472         9.10             -           -          189         27.19
 American Funds Asset
 Allocation SAST
 Portfolio (Class 3)             -            -       12,236         9.33         5,979        9.28            -             -
 American Funds
 Global Growth SAST
 Portfolio (Class 3)             -            -      114,124         9.51        45,941        9.45            -             -
 American Funds
 Growth SAST
 Portfolio (Class 3)             -            -       61,123         8.91        35,298        8.87            -             -
 American Funds
 Growth-Income SAST
 Portfolio (Class 3)             -            -       20,412         8.33        21,491        8.29            -             -
 Balanced Portfolio
 (Class 3)                       -            -        3,956        10.10           756       10.00            -             -
 Blue Chip Growth
 Portfolio (Class 3)             -            -       35,161         9.15        10,186        9.10            -             -
 Capital Growth
 Portfolio (Class 3)             -            -            -            -         3,037        8.58            -             -
 Cash Management
 Portfolio (Class 3)             -            -            -         9.77             -           -            -             -
 Corporate Bond
 Portfolio (Class 3)             -            -       62,892        13.80        49,256       13.70            -             -
 Davis Venture Value
 Portfolio (Class 3)             -            -       74,081         8.43        21,265        8.38            -             -
 "Dogs" of Wall
 Street Portfolio
 (Class 3)                       -            -        8,817        10.39         2,447       10.34            -             -
 Emerging Markets
 Portfolio (Class 3)             -            -       12,711         9.63        13,804        9.55            -             -
 Equity Opportunities
 Portfolio (Class 3)             -            -       -                 -            63        8.54            -             -
 Foreign Value
 Portfolio (Class 3)             -            -      151,345         7.90        63,135        7.86            -             -
 Fundamental Growth
 Portfolio (Class 3)             -            -        4,320         8.88         5,164        8.79            -             -
 Global Bond
 Portfolio (Class 3)             -            -       18,173        13.21        33,924       13.15            -             -
 Global Equities
 Portfolio (Class 3)         2,350        16.97        4,851         7.87         3,002        7.83        2,482         16.66
 Growth Opportunities
 Portfolio (Class 3)             -            -       50,991         9.89        14,487        9.84            -             -
 Growth-Income
 Portfolio (Class 3)             -            -       17,916         8.49         9,846        8.49            -             -
 High-Yield Bond
 Portfolio (Class 3)             -            -        8,226        10.62         5,355       10.53            -             -
 International
 Diversified Equities
 Portfolio (Class 3)             -            -        1,078         8.22         6,349        8.14            -             -
 International Growth
 and Income
 Portfolio (Class 3)             -            -       11,751         6.64        28,792        6.60            -             -
 Marsico Focused
 Growth Portfolio
 (Class 3)                       -            -       23,420         9.47        11,282        9.39            -             -
 MFS Massachusetts
 Investors Trust
 Portfolio (Class 3)             -            -       72,108         9.28        22,588        9.19            -             -
 MFS Total Return
 Portfolio (Class 3)             -            -        9,046         9.87         5,257        9.82            -             -
 Mid-Cap Growth
 Portfolio (Class 3)         9,485         9.87       17,152        10.03         6,611        9.99          299          9.75
 Real Estate
 Portfolio (Class 3)             -            -       67,140         7.25        23,826        7.20            -             -
 Small & Mid Cap
 Value Portfolio
 (Class 3)                       -            -       82,333         9.62        46,020        9.58            -             -
 Small Company Value
 Portfolio (Class 3)             -            -       54,914         8.46        16,410        8.43            -             -
 Technology Portfolio
 (Class 3)                     463         2.06        1,285         9.34           508        9.27           54          1.94
 Telecom Utility
 Portfolio (Class 3)             -            -        1,191        11.40         1,654       11.39            -             -
 Total Return Bond
 Portfolio (Class 3)             -            -      134,511        13.20        70,591       13.16            -             -

INVESCO VARIABLE
 INSURANCE FUNDS
 (Series II):
 Invesco Van Kampen
 V.I. Capital Growth
 Fund                            - $          -        2,224 $      10.24         4,588 $     10.22            - $           -
 Invesco Van Kampen
 V.I. Comstock Fund          2,879        10.73       73,692         8.21        21,734        8.16           12         10.54
 Invesco Van Kampen
 V.I. Growth and
 Income Fund                     -            -       90,363         8.53        31,241        8.47             -            -

PRINCIPAL VARIABLE
 CONTRACTS FUND,
 INC. (Class 2):
 Diversified
 International
 Account                    54,207 $       5.36            - $          -             - $         -       12,948 $        5.26
 Equity Income
 Account                    58,424         8.58            -            -             -           -       23,612          8.45
 Government & High
 Quality Bond Account        1,183         7.97            -            -             -           -           53          7.86
 Income Account             17,660         8.99            -            -             -           -       10,112          8.86
 LargeCap Blend
 Account II                  8,701         5.59            -            -             -           -        2,579          5.52
 LargeCap Growth
 Account                     5,075         6.07            -            -             -           -           20          5.99
 MidCap Blend Account       30,564         9.61            -            -             -           -       98,692          9.50
 Money Market Account           11         5.82            -            -             -           -       18,838          5.73
 Principal Capital
 Appreciation Account       14,606        10.94            -            -             -           -       12,366         10.78
 Real Estate
 Securities Account            414        16.43            -            -             -           -          651         16.06
 SAM Balanced
 Portfolio                 272,983         9.71            -            -             -           -      204,488          9.58
 SAM Conservative
 Balanced Portfolio         12,941         7.50            -            -             -           -       19,273          7.40
 SAM Conservative
 Growth Portfolio           50,812         9.36            -            -             -           -       39,507          9.24
 SAM Flexible Income
 Portfolio                  45,439         8.96            -            -             -           -       10,007          8.83
 SAM Strategic Growth
 Portfolio                  21,294         9.64            -            -             -           -        4,514          9.50
 Short-Term Income
 Account                     5,691         7.26            -            -             -           -           15          7.17
 SmallCap Growth
 Account II                  2,126         5.36            -            -             -           -        4,043          5.27

COLUMBIA FUNDS
 VARIABLE INSURANCE
 TRUST I (Class 1):
 Columbia Variable
 Portfolio - High
 Income Fund                     - $          -            - $          -             - $         -            - $           -
 Columbia Variable
 Portfolio - Marsico
 Focused Equities
 Fund                            -            -            -            -             -           -            -             -

AMERICAN FUNDS
 INSURANCE SERIES
 (Class 2):
 Asset Allocation
 Fund                            - $          -            - $          -             - $         -            - $           -
 Global Growth Fund              -            -            -            -             -           -            -             -
 Growth Fund                     -            -            -            -             -           -            -             -
 Growth-Income Fund              -            -            -            -             -           -            -             -

LORD ABBETT SERIES
 FUND, INC.
 (Class VC):
 Growth and Income
 Portfolio                       - $          -       38,855 $       7.67        20,016 $      7.59            - $           -
 Mid Cap Value
 Portfolio                       -            -            -            -             -           -            -             -

MTB GROUP OF FUNDS:
 MTB Managed
 Allocation
 Fund - Moderate
 Growth II                       -            -            -            -             -           -            -             -

FRANKLIN TEMPLETON
 VARIABLE INSURANCE
 PRODUCTS TRUST
 (Class 2):
 Franklin Income
 Securities Fund                 - $          -       34,784 $       9.84        48,943 $      9.78            - $           -
 Franklin Templeton
 VIP Founding Funds
 Allocation Fund                 -            -        6,330         8.27         1,715        8.24            -             -

SEASONS SERIES TRUST
 (Class 3):
 Allocation Balanced
 Portfolio                       - $          -       41,127 $      10.77        43,792 $     10.69            - $           -
 Allocation Growth
 Portfolio                       -            -          482         9.48         7,425        9.41            -             -
 Allocation Moderate
 Portfolio                       -            -       97,970        10.40        55,741       10.33            -             -
 Allocation Moderate
 Growth Portfolio                -            -       20,405         9.92        95,999        9.85            -             -
 Real Return
 Portfolio                       -            -       71,408        11.82        24,234       11.74            -             -

-------
(1)  Offered in FSA Polaris, FSA Polaris II, FSA Advisor, and FSA Polaris
     Choice.

(2)  Offered in FSA Polaris Choice III.

(3)  Offered in FSA Diversify Strategies III.

(4)  Offered in FSA Polaris Preferred Solution, FSA Polaris Platinum III,

     FSA  Polaris Advantage II, and FSA Polaris Retirement Protector.

    The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (Continued)

                        Contracts With Total      Contracts With Total      Contracts With Total      Contracts With Total
                          Expenses of 1.72          Expenses of 1.77          Expenses of 1.80          Expenses of 1.90
                      ------------------------- ------------------------- ------------------------- --------------------------
                                       Unit
                                       Value                  Unit value                Unit value                Unit value
                      Accumulation      of      Accumulation      of      Accumulation      of      Accumulation      of
                         units     accumulation    units     accumulation    units     accumulation    units     accumulation
Variable Accounts     outstanding      units    outstanding      units    outstanding      units    outstanding      units
--------------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ -------------
ANCHOR SERIES TRUST:
 Asset Allocation
 Portfolio (Class 1)             - $          -            - $          -             - $         -            - $           -
 Capital Appreciation
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 Government and
 Quality Bond
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 Growth Portfolio
 (Class 1)                       -            -            -            -             -           -            -             -
 Natural Resources
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 Asset Allocation
 Portfolio (Class 3)         3,509        24.62          227        24.72             -           -        9,988         10.42
 Capital Appreciation
 Portfolio (Class 3)        18,779        44.33       33,299        44.10           260       11.23       21,683         11.13
 Government and
 Quality Bond
 Portfolio (Class 3)        70,907        20.07      189,821        19.96           324       11.85       68,842         11.81
 Growth Portfolio
 (Class 3)                  11,263        26.07       19,034        25.93             -           -       13,142          8.35
 Natural Resources
 Portfolio (Class 3)        21,025        40.98       49,701        40.85             -           -       17,141          8.93

SUNAMERICA SERIES
 TRUST:
 Aggressive Growth
 Portfolio (Class 1)             - $          -            - $          -             - $         -            - $           -
 Alliance Growth
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 Balanced Portfolio
 (Class 1)                       -            -            -            -             -           -            -             -
 Blue Chip Growth
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 Capital Growth
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 Cash Management
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 Corporate Bond
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 Davis Venture Value
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 "Dogs" of Wall
 Street Portfolio
 (Class 1)                       -            -            -            -             -           -            -             -
 Emerging Markets
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 Equity Opportunities
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 Fundamental Growth
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 Global Bond
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 Global Equities
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 Growth Opportunities
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 Growth-Income
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 High-Yield Bond
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 International
 Diversified Equities
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 International Growth
 and Income Portfolio
 (Class 1)                       -            -            -            -             -           -            -             -
 MFS Massachusetts
 Investors Trust
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 MFS Total Return
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 Mid-Cap Growth
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 Real Estate
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 Technology Portfolio
 (Class 1)                       -            -            -            -             -           -            -             -
 Telecom Utility
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 Total Return Bond
 Portfolio (Class 1)             -            -            -            -             -           -            -             -
 Aggressive Growth
 Portfolio (Class 3)        15,819        10.72        4,367        10.69             -           -        7,453          7.01
 Alliance Growth
 Portfolio (Class 3)        24,310        27.30        7,408        27.16             -           -        7,602          8.92
 American Funds Asset
 Allocation SAST
 Portfolio (Class 3)             -            -       70,059         9.25             -           -        6,671          9.18
 American Funds
 Global Growth SAST
 Portfolio (Class 3)             -            -      357,536         9.34           934        9.39       81,555          9.35
 American Funds
 Growth SAST
 Portfolio (Class 3)             -            -      243,300         8.86           280        8.80       80,980          8.78
 American Funds
 Growth-Income SAST
 Portfolio (Class 3)             -            -      222,766         8.09           119        8.22       43,984          8.20
 Balanced Portfolio
 (Class 3)                     994        15.09        4,418        15.03             -           -        5,316          9.90
 Blue Chip Growth
 Portfolio (Class 3)        17,057         5.30       92,352         5.28           216        9.02       10,979          8.98
 Capital Growth
 Portfolio (Class 3)        18,068         6.38       65,036         6.41             -           -       15,360          8.49
 Cash Management
 Portfolio (Class 3)        27,021        12.59       10,268        12.51             -           -       76,153          9.60
 Corporate Bond
 Portfolio (Class 3)        42,202        23.46      154,074        23.29           425       13.62       60,070         13.56
 Davis Venture Value
 Portfolio (Class 3)        56,255        29.35       67,579        29.19           469        8.32       53,906          8.30
 "Dogs" of Wall
 Street Portfolio
 (Class 3)                   4,278        11.94       11,415        11.90             -           -       11,977         10.23
 Emerging Markets
 Portfolio (Class 3)        54,192        15.14      101,530        15.09           109        9.50       27,609          9.45
 Equity Opportunities
 Portfolio (Class 3)         3,505        15.86          483        15.79             -           -          898          8.45
 Foreign Value
 Portfolio (Class 3)        72,302        13.75      232,264        13.68         1,191        7.80       97,245          7.78
 Fundamental Growth
 Portfolio (Class 3)         5,995        14.74       51,870        14.69             -           -       26,731          8.71
 Global Bond
 Portfolio (Class 3)         7,428        22.82       51,604        22.68            70       13.04       11,632         13.01
 Global Equities
 Portfolio (Class 3)        11,021        16.54       16,503        16.39             -           -       10,714          7.73
 Growth Opportunities
 Portfolio (Class 3)        41,468         5.00      265,727         4.99           405        9.77       38,987          9.72
 Growth-Income
 Portfolio (Class 3)           593        24.50          725        24.39             -        8.20       12,256          8.39
 High-Yield Bond
 Portfolio (Class 3)         6,454        20.75       17,766        20.65             -           -        4,650         10.39
 International
 Diversified Equities
 Portfolio (Class 3)        55,871        10.60       82,906        10.54             -           -       24,183          8.07
 International Growth
 and Income Portfolio
 (Class 3)                  39,953        10.97      161,477        10.92             -           -       65,068          6.53
 Marsico Focused
 Growth Portfolio
 (Class 3)                       -            -       53,669        10.00           160        9.34       12,608          9.28
 MFS Massachusetts
 Investors Trust
 Portfolio (Class 3)         4,699        19.61       95,883        19.51           591        9.12       50,308          9.08
 MFS Total Return
 Portfolio (Class 3)        23,104        25.23       12,229        25.11             -           -       15,398          9.70
 Mid-Cap Growth
 Portfolio (Class 3)        80,853         9.68       49,107         9.63           151        9.85       11,665          9.90
 Real Estate
 Portfolio (Class 3)        39,327        19.94       99,774        19.86           481        7.16       76,863          7.12
 Small & Mid Cap
 Value Portfolio
 (Class 3)                  92,383        15.76      229,589        15.68           615        9.50       87,952          9.47
 Small Company Value
 Portfolio (Class 3)        26,276         7.71      201,776         7.68           474        8.35       48,721          8.34
 Technology Portfolio
 (Class 3)                  85,956         2.03       60,260         2.02             -           -            -             -
 Telecom Utility
 Portfolio (Class 3)             -            -        4,313        15.17             -           -        1,375         11.23
 Total Return Bond
 Portfolio (Class 3)             -            -      186,722        26.44           741       13.00      107,067         13.02

INVESCO VARIABLE
 INSURANCE FUNDS
 (Series II):
 Invesco Van Kampen
 V.I. Capital Growth
 Fund                       23,694 $       9.30       21,153 $       9.14             - $         -        2,287 $       10.11
 Invesco Van Kampen
 V.I. Comstock Fund         24,721        10.62      178,686        10.47           665        8.10       50,936          8.08
 Invesco Van Kampen
 V.I. Growth and
 Income Fund                53,590        11.84      286,008        11.83           755        8.43       88,590          8.39

PRINCIPAL VARIABLE
 CONTRACTS FUND, INC.
 (Class 2):
 Diversified
 International
 Account                         - $          -            - $          -             - $         -            - $           -
 Equity Income
 Account                         -            -            -            -             -           -            -             -
 Government & High
 Quality Bond Account            -            -            -            -             -           -            -             -
 Income Account                  -            -            -            -             -           -            -             -
 LargeCap Blend
 Account II                      -            -            -            -             -           -            -             -
 LargeCap Growth
 Account                         -            -            -            -             -           -            -             -
 MidCap Blend Account            -            -            -            -             -           -            -             -
 Money Market Account            -            -            -            -             -           -            -             -
 Principal Capital
 Appreciation Account            -            -            -            -             -           -            -             -
 Real Estate
 Securities Account              -            -            -            -             -           -            -             -
 SAM Balanced
 Portfolio                       -            -      308,610         9.49             -           -            -             -
 SAM Conservative
 Balanced Portfolio              -            -        2,809        10.35             -           -            -             -
 SAM Conservative
 Growth Portfolio                -            -            -            -             -           -            -             -
 SAM Flexible Income
 Portfolio                       -            -       16,382        10.94             -           -            -             -
 SAM Strategic Growth
 Portfolio                       -            -            -            -             -           -            -             -
 Short-Term Income
 Account                         -            -            -            -             -           -            -             -
 SmallCap Growth
 Account II                      -            -            -            -             -           -            -             -

COLUMBIA FUNDS
 VARIABLE INSURANCE
 TRUST I (Class 1):
 Columbia Variable
 Portfolio - High
 Income Fund                 4,303 $      17.91        1,644 $      17.84             - $         -            - $           -
 Columbia Variable
 Portfolio - Marsico
 Focused Equities
 Fund                       17,222         9.84        3,333         9.72             -           -            -             -

AMERICAN FUNDS
 INSURANCE SERIES
 (Class 2):
 Asset Allocation
 Fund                            - $          -            - $          -             - $         -            - $           -
 Global Growth Fund         53,800        19.04            -            -             -           -            -             -
 Growth Fund                82,118        16.96            -            -             -           -            -             -
 Growth-Income Fund         86,152        14.16            -            -             -           -            -             -

LORD ABBETT SERIES
 FUND, INC.
 (Class VC):
 Growth and Income
 Portfolio                  31,276 $       9.77      179,997 $       9.74           325 $      7.59       56,592 $        7.53
 Mid Cap Value
 Portfolio                       -            -            -            -             -           -            -             -

MTB GROUP OF FUNDS:
 MTB Managed
 Allocation
 Fund - Moderate
 Growth II                       -            -            -            -             -           -            -             -

FRANKLIN TEMPLETON
 VARIABLE INSURANCE
 PRODUCTS TRUST
 (Class 2):
 Franklin Income
 Securities Fund                 - $          -       72,815 $       9.73             - $         -       28,747 $        9.65
 Franklin Templeton
 VIP Founding Funds
 Allocation Fund                 -            -       58,859         8.19             -           -       48,078          8.14

SEASONS SERIES TRUST
 (Class 3):
 Allocation Balanced
 Portfolio                       - $          -       22,143 $      10.74             - $         -        6,638 $       10.63
 Allocation Growth
 Portfolio                       -            -        4,575         9.45             -           -        2,441          9.34
 Allocation Moderate
 Portfolio                       -            -        3,189        10.36         4,485       10.22       14,024         10.26
 Allocation Moderate
 Growth Portfolio                -            -       29,895         9.89         5,291        9.75        5,348          9.79
 Real Return
 Portfolio                       -            -      111,183        11.78           533       11.63       35,835         11.74

-------
(1)  Offered in FSA Polaris, FSA Polaris II, FSA Advisor, and FSA Polaris
     Choice.

(2)  Offered in FSA Polaris Choice III.

(3)  Offered in FSA Diversify Strategies III.

(4)  Offered in FSA Polaris Preferred Solution, FSA Polaris Platinum III,

     FSA  Polaris Advantage II, and FSA Polaris Retirement Protector.

    The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30,2011
                                  (Unaudited)

                                                                           Net Asset Value   Net Asset
Variable Accounts                                                 Shares      Per Share        Value       Cost
--------------------------------------------------------------   --------- ---------------- ----------- -----------
ANCHOR SERIES TRUST:
 Asset Allocation Portfolio (Class 1)                              326,312 $          12.12 $ 3,954,850 $ 4,419,166
 Capital Appreciation Portfolio (Class 1)                          257,750            32.66   8,419,139   9,042,664
 Government and Quality Bond Portfolio (Class 1)                   398,505            15.43   6,149,171   5,972,195
 Growth Portfolio (Class 1)                                        220,776            16.89   3,728,486   5,020,554
 Natural Resources Portfolio (Class 1)                             137,506            22.41   3,081,333   5,419,565
 Asset Allocation Portfolio (Class 3)                              230,966            12.07   2,788,250   3,043,987
 Capital Appreciation Portfolio (Class 3)                          523,410            31.98  16,740,581  17,704,823
 Government and Quality Bond Portfolio (Class 3)                 1,894,730            15.39  29,165,920  28,589,328
 Growth Portfolio (Class 3)                                        344,901            16.86   5,815,703   7,591,627
 Natural Resources Portfolio (Class 3)                             287,750            22.24   6,398,335  10,148,025

SUNAMERICA SERIES TRUST:
 Aggressive Growth Portfolio (Class 1)                             182,176 $           8.46 $ 1,541,474 $ 2,211,781
 Alliance Growth Portfolio (Class 1)                               399,129            20.12   8,030,798   9,896,456
 Balanced Portfolio (Class 1)                                      211,810            13.71   2,904,939   2,995,474
 Blue Chip Growth Portfolio (Class 1)                               85,314             6.40     546,131     545,820
 Capital Growth Portfolio (Class 1)                                 47,651             7.73     368,489     350,458
 Cash Management Portfolio (Class 1)                               420,687            10.65   4,479,912   4,518,555
 Corporate Bond Portfolio (Class 1)                                295,441            13.93   4,116,821   3,548,834
 Davis Venture Value Portfolio (Class 1)                           716,702            20.00  14,333,269  15,592,520
 "Dogs" of Wall Street Portfolio (Class 1)                         136,282             7.84   1,068,746     918,627
 Emerging Markets Portfolio (Class 1)                              362,023             6.48   2,345,140   2,147,934
 Equity Opportunities Portfolio (Class 1)                          192,764            10.40   2,003,798   2,000,931
 Fundamental Growth Portfolio (Class 1)                            155,022            14.21   2,203,318   3,054,152
 Global Bond Portfolio (Class 1)                                   172,116            12.97   2,231,764   2,127,801
 Global Equities Portfolio (Class 1)                               142,042            11.62   1,649,821   2,115,994
 Growth Opportunities Portfolio (Class 1)                           57,779             6.16     355,669     335,847
 Growth-Income Portfolio (Class 1)                                 326,225            18.91   6,168,382   6,966,806
 High-Yield Bond Portfolio (Class 1)                               626,847             5.57   3,491,061   3,198,548
 International Diversified Equities Portfolio (Class 1)            333,178             7.57   2,522,280   3,367,745
 International Growth and Income Portfolio (Class 1)               287,218             7.49   2,152,508   3,277,160
 MFS Massachusetts Investors Trust Portfolio (Class 1)             200,066            12.43   2,486,067   2,454,814
 MFS Total Return Portfolio (Class 1)                              411,139            13.90   5,713,136   6,159,795
 Mid-Cap Growth Portfolio (Class 1)                                193,294             9.55   1,845,773   1,966,208
 Real Estate Portfolio (Class 1)                                   145,105            11.15   1,617,539   1,800,963
 Technology Portfolio (Class 1)                                     94,710             2.51     238,147     233,006
 Telecom Utility Portfolio (Class 1)                                87,678            10.47     917,781     945,736
 Total Return Bond Portfolio (Class 1)                             243,992             9.13   2,227,689   1,990,155
 Aggressive Growth Portfolio (Class 3)                             173,372             8.35   1,447,051   1,772,164
 Alliance Growth Portfolio (Class 3)                               310,981            19.95   6,203,178   6,393,325
 American Funds Asset Allocation SAST Portfolio (Class 3)          329,230             9.22   3,036,769   3,139,842
 American Funds Global Growth SAST Portfolio (Class 3)           1,418,776             9.29  13,185,463  14,311,665
 American Funds Growth SAST Portfolio (Class 3)                  1,073,177             8.56   9,189,858   9,588,243
 American Funds Growth-Income SAST Portfolio (Class 3)           1,005,578             8.15   8,196,643   8,879,838
 Balanced Portfolio (Class 3)                                       94,160            13.66   1,286,083   1,260,342
 Blue Chip Growth Portfolio (Class 3)                              458,282             6.37   2,920,698   3,194,100
 Capital Growth Portfolio (Class 3)                                304,453             7.59   2,311,873   2,500,582
 Cash Management Portfolio (Class 3)                               730,490            10.57   7,719,297   7,916,382
 Corporate Bond Portfolio (Class 3)                              1,784,976            13.85  24,719,214  22,324,705
 Davis Venture Value Portfolio (Class 3)                         1,014,531            19.90  20,186,840  23,873,060
 "Dogs" of Wall Street Portfolio (Class 3)                         178,169             7.80   1,390,238   1,428,240
 Emerging Markets Portfolio (Class 3)                            1,116,187             6.38   7,122,488   7,276,553
 Equity Opportunities Portfolio (Class 3)                          103,190            10.35   1,067,972   1,243,125
 Foreign Value Portfolio (Class 3)                               1,749,618            11.63  20,347,607  24,741,867
 Fundamental Growth Portfolio (Class 3)                            272,165            13.97   3,802,971   4,117,867
 Global Bond Portfolio (Class 3)                                   587,747            12.82   7,532,428   7,194,818
 Global Equities Portfolio (Class 3)                               151,764            11.52   1,748,917   2,103,851
 Growth Opportunities Portfolio (Class 3)                        1,071,571             6.01   6,434,868   6,571,957
 Growth-Income Portfolio (Class 3)                                  57,099            18.85   1,076,101   1,188,132
 High-Yield Bond Portfolio (Class 3)                               712,138             5.54   3,942,391   3,843,452
 International Diversified Equities Portfolio (Class 3)          1,199,261             7.50   8,998,527  11,012,331
 International Growth and Income Portfolio (Class 3)             1,373,558             7.48  10,273,148  12,625,967
 Marsico Focused Growth Portfolio (Class 3)                        351,363             8.06   2,832,917   3,134,150
 MFS Massachusetts Investors Trust Portfolio (Class 3)             732,890            12.38   9,070,857   9,204,509
 MFS Total Return Portfolio (Class 3)                              611,194            13.84   8,456,462   9,306,556
 Mid-Cap Growth Portfolio (Class 3)                                518,994             9.34   4,845,241   4,961,424
 Real Estate Portfolio (Class 3)                                   944,306            11.06  10,442,438   9,739,114
 Small & Mid Cap Value Portfolio (Class 3)                       1,373,298            13.82  18,982,569  20,002,419
 Small Company Value Portfolio (Class 3)                           545,864            13.72   7,486,569   7,811,468
 Technology Portfolio (Class 3)                                    475,585             2.46   1,168,595   1,082,713
 Telecom Utility Portfolio (Class 3)                                58,684            10.42     611,627     559,908
 Total Return Bond Portfolio (Class 3)                           2,698,700             9.05  24,411,632  23,351,081

INVESCO VARIABLE INSURANCE FUNDS (Series II):
 Invesco Van Kampen V.I. Capital Growth Fund                        31,265 $          29.39 $   918,890 $   935,324
 Invesco Van Kampen V.I. Comstock Fund                           1,027,743            10.07  10,349,371  10,953,090
 Invesco Van Kampen V.I. Growth and Income Fund                  1,287,640            15.84  20,396,211  22,351,282

PRINCIPAL VARIABLE CONTRACTS FUND, INC. (Class 2):
 Diversified International Account                                  33,721 $          10.63 $   358,457 $   659,166
 Equity Income Account                                              51,069            13.72     700,664     893,512
 Government & High Quality Bond Account                                909            10.82       9,832       9,622
 Income Account                                                     23,813            10.43     248,374     241,292
 LargeCap Blend Account II                                          10,202             6.17      62,946      77,724
 LargeCap Growth Account                                             2,326            13.31      30,961      37,255
 MidCap Blend Account                                               34,520            35.66   1,230,971   1,516,896
 Money Market Account                                              107,942             1.00     107,942     107,942
 Principal Capital Appreciation Account                             15,460            18.96     293,122     350,535
 Real Estate Securities Account                                      1,383            12.47      17,250      22,065
 SAM Balanced Portfolio                                            583,331            13.64   7,956,629   9,047,162
 SAM Conservative Balanced Portfolio                                24,929            10.78     268,730     278,344
 SAM Conservative Growth Portfolio                                  61,937            13.57     840,487   1,006,692
 SAM Flexible Income Portfolio                                      57,022            11.83     674,567     691,950
 SAM Strategic Growth Portfolio                                     17,034            14.57     248,190     331,652
 Short-Term Income Account                                          16,453             2.52      41,462      40,673
 SmallCap Growth Account II                                          3,536             9.25      32,707      35,974

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I (Class 1):
 Columbia Variable Portfolio - High Income Fund                     22,513 $          9 .32 $   209,825 $   212,851
 Columbia Variable Portfolio - Marsico Focused Equities Fund        32,896            14.95     491,793     581,266

AMERICAN FUNDS INSURANCE SERIES (Class 2):
 Asset Allocation Fund                                             116,159 $          14.99 $ 1,741,230 $ 1,887,817
 Global Growth Fund                                                458,812            18.25   8,373,315   9,625,919
 Growth Fund                                                       180,939            47.82   8,652,522  10,127,347
 Growth-Income Fund                                                336,208            30.39  10,217,363  12,393,863

LORD ABBETT SERIES FUND, INC. (Class VC):
 Growth and Income Portfolio                                       525,117 $          20.20 $10,607,368 $12,398,717
 Mid Cap Value Portfolio                                            11,643            13.88     161,604     153,603

 MTB GROUP OF FUNDS:
 MTB Managed Allocation Fund - Moderate Growth II                   11,601 $           8.53 $ 98,959.00 $ 98,265.00

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (Class 2):
 Franklin Income Securities Fund                                   375,182 $          13.31 $ 4,993,670 $ 5,252,497
 Franklin Templeton VIP Founding Funds Allocation Fund             436,773             6.99   3,053,040   3,061,058

SEASONS SERIES TRUST (Class 3):
 Allocation Balanced Portfolio                                     354,489 $          10.06 $ 3,566,656 $ 3,740,869
 Allocation Growth Portfolio                                       144,229             8.24   1,189,032   1,371,888
 Allocation Moderate Portfolio                                     574,971             9.56   5,499,452   6,044,181
 Allocation Moderate Growth Portfolio                              365,471             9.46   3,456,424   3,866,535
 Real Return Portfolio                                             614,671            10.03   6,162,600   6,010,339

    The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                           FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2011
                                  (Unaudited)



                                                                                 Government
                                                                                    and
                                                 Asset           Capital          Quality                         Natural
                                               Allocation      Appreciation         Bond           Growth        Resources
                                               Portfolio        Portfolio        Portfolio       Portfolio       Portfolio
                                               (Class 1)        (Class 1)        (Class 1)       (Class 1)       (Class 1)
                                              ------------------------------------------------------------------------------
Investment income:
 Dividends                                    $   116,924     $           -     $   190,758     $    33,748     $    27,986
                                              ------------------------------------------------------------------------------
Expenses:
 Charges for distribution, mortality
  and expense risk                                (51,041)         (122,841)        (72,022)        (56,076)        (50,570)
                                              ------------------------------------------------------------------------------
Net investment income (loss)                       65,883          (122,841)        118,736         (22,328)        (22,584)
                                              ------------------------------------------------------------------------------
Net realized gains (losses) from sale
 of securities                                    (28,894)          223,856          17,028        (268,016)        221,925
Realized gain distributions                             -                 -          26,759               -         995,332
                                              ------------------------------------------------------------------------------
Net realized gains (losses)                       (28,894)          223,856          43,787        (268,016)      1,217,257
                                              ------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
 of investments:
  Beginning of Period                            (142,012)          566,943          46,801        (732,154)         38,363
  End of Period                                  (464,316)         (623,525)        176,976      (1,292,068)     (2,338,232)
                                              ------------------------------------------------------------------------------
Change in net unrealized appreciation
 (depreciation) of investments                   (322,304)       (1,190,468)        130,175        (559,914)     (2,376,595)
                                              ------------------------------------------------------------------------------
Increase (decrease) in net assets
 from operations                              $  (285,315)    $  (1,089,453)    $   292,698     $  (850,258)    $(1,181,922)
                                              ==============================================================================

                                                                                 Government
                                                                                    and
                                                 Asset           Capital          Quality                         Natural
                                               Allocation      Appreciation         Bond           Growth        Resources
                                               Portfolio        Portfolio        Portfolio       Portfolio       Portfolio
                                               (Class 3)        (Class 3)        (Class 3)       (Class 3)       (Class 3)
                                              -----------------------------------------------------------------------------
Investment income:
 Dividends                                    $    75,916     $           -      $   906,565     $    32,333     $    36,620
                                              -----------------------------------------------------------------------------
Expenses:
 Charges for distribution, mortality
  and expense risk                                (34,380)         (219,543)       (355,333)        (84,048)       (103,642)
                                              -----------------------------------------------------------------------------
Net investment income (loss)                       41,536          (219,543)        551,232         (51,715)        (67,022)
                                              -----------------------------------------------------------------------------
Net realized gains (losses) from sale
 of securities                                    (12,950)           98,708         169,071        (200,923)       (407,572)
Realized gain distributions                             -                 -         137,715               -       2,016,224
                                              -----------------------------------------------------------------------------
Net realized gains (losses)                       (12,950)           98,708         306,786        (200,923)      1,608,652
                                              -----------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
 of investments:
  Beginning of Period                              (3,989)        1,188,697          15,020        (702,151)        172,614
  End of Period                                  (255,737)         (964,242)        576,592      (1,775,924)     (3,749,690)
                                              -----------------------------------------------------------------------------
Change in net unrealized appreciation
 (depreciation) of investments                   (251,748)       (2,152,939)        561,572      (1,073,773)     (3,922,304)
                                              -----------------------------------------------------------------------------
Increase (decrease) in net assets
 from operations                              $  (223,162)    $  (2,273,774)    $ 1,419,590     $(1,326,411)    $(2,380,674)
                                              =============================================================================

    The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                           FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30,2011
                                  (Unaudited)
                                  (Continued)

                                                                                                    Blue
                                                Aggressive        Alliance                          Chip           Capital
                                                  Growth           Growth         Balanced         Growth          Growth
                                                Portfolio        Portfolio        Portfolio       Portfolio       Portfolio
                                                (Class 1)        (Class 1)        (Class 1)       (Class 1)       (Class 1)
                                               -----------------------------------------------------------------------------
Investment income:
 Dividends                                     $         -      $         -      $        -      $        -      $        -
                                               -----------------------------------------------------------------------------
Expenses:
 Charges for distribution, mortality
  and expense risk                                 (22,139)        (116,090)        (39,690)         (8,474)         (5,112)
                                               -----------------------------------------------------------------------------
Net investment income (loss)                       (22,139)        (116,090)        (39,690)         (8,474)         (5,112)
                                               -----------------------------------------------------------------------------
Net realized gains (losses) from sale
 of securities                                     (57,337)        (185,109)        (28,870)         (6,392)         (6,218)
Realized gain distributions                              -                -               -               -               `
                                               -----------------------------------------------------------------------------
Net realized gains (losses)                        (57,337)        (185,109)        (28,870)         (6,392)         (6,218)
                                               -----------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
 of investments:
 Beginning of Period                              (469,356)        (969,124)          9,011          65,292          54,688
 End of Period                                    (670,307)      (1,865,658)        (90,535)            311          18,031
                                               -----------------------------------------------------------------------------
Change in net unrealized appreciation
 (depreciation) of investments                    (200,951)        (896,534)        (99,546)        (64,981)        (36,657)
                                               -----------------------------------------------------------------------------
Increase (decrease) in net assets
 from operations                               $  (280,427)     $(1,197,733)     $ (168,106)     $  (79,847)     $  (47,987)
                                               =============================================================================

                                                                                   Davis           "Dogs"
                                                   Cash          Corporate        Venture          of Wall        Emerging
                                                Management         Bond            Value           Street          Markets
                                                Portfolio        Portfolio       Portfolio        Portfolio       Portfolio
                                                (Class 1)        (Class 1)       (Class 1)        (Class 1)       (Class 1)
                                               -----------------------------------------------------------------------------
Investment income:
 Dividends                                     $         -      $        -      $         -      $        -      $        -
                                               -----------------------------------------------------------------------------
Expenses:
 Charges for distribution, mortality
  and expense risk                                 (48,622)        (51,705)        (206,529)        (13,109)        (41,314)
                                               -----------------------------------------------------------------------------
Net investment income (loss)                       (48,622)        (51,705)        (206,529)        (13,109)        (41,314)
                                               -----------------------------------------------------------------------------
Net realized gains (losses) from sale
 of securities                                     (40,266)        185,882          220,442        (119,496)       (163,148)
Realized gain distributions                              -               -                -               -               -
                                               -----------------------------------------------------------------------------
Net realized gains (losses)                        (40,266)        185,882          220,442        (119,496)       (163,148)
                                               -----------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
 of investments:
 Beginning of Period                               (70,187)        585,215        1,214,694          17,067       1,141,498
 End of Period                                     (38,643)        567,987       (1,259,251)        150,119         197,206
                                               -----------------------------------------------------------------------------
Change in net unrealized appreciation
 (depreciation) of investments                      31,544         (17,228)      (2,473,945)        133,052        (944,292)
                                               -----------------------------------------------------------------------------
Increase (decrease) in net assets
 from operations                               $   (57,344)     $  116,949      $(2,460,032)     $      447      $(1,148,754)
                                               =============================================================================

    The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                           FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30,2011
                                  (Unaudited)
                                  (Continued)

                                                  Equity          Fundamental       Global         Global           Growth
                                               Opportunities        Growth           Bond         Equities       Opportunities
                                                 Portfolio         Portfolio       Portfolio      Portfolio        Portfolio
                                                 (Class 1)         (Class 1)       (Class 1)      (Class 1)        (Class 1)
                                              ---------------------------------------------------------------------------------
Investment income:
  Dividends                                   $            -     $          -     $        -     $        -     $            -
                                              ---------------------------------------------------------------------------------
Expenses:
 Charges for distribution, mortality
   and expense risk                                  (28,464)         (31,846)       (27,044)       (25,940)            (5,746)
                                              ---------------------------------------------------------------------------------
Net investment income (loss)                         (28,464)         (31,846)       (27,044)       (25,940)            (5,746)
                                              ---------------------------------------------------------------------------------
Net realized gains (losses) from sale
  of securities                                     (190,491)         (79,329)        (1,215)       (18,494)             6,411
Realized gain distributions                                -                -              -              -                  -
                                              ---------------------------------------------------------------------------------
Net realized gains (losses)                         (190,491)         (79,329)        (1,215)       (18,494)             6,411
                                              ---------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
  of investments:
  Beginning of Period                                 43,921         (583,843)       (32,202)      (127,411)            92,696
  End of Period                                        2,867         (850,834)       103,963       (466,173)            19,822
                                              ---------------------------------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of investments                      (41,054)        (266,991)       136,165       (338,762)           (72,874)
                                              ---------------------------------------------------------------------------------
Increase (decrease) in net assets
  from operations                             $     (260,009)    $   (378,166)    $  107,906     $ (383,196)    $      (72,209)
                                              =================================================================================

                                                                                                 International           MFS
                                                                              International         Growth          Massachusetts
                                                Growth        High-Yield       Diversified            and             Investors
                                                -Income          Bond           Equities            Income              Trust
                                               Portfolio      Portfolio         Portfolio          Portfolio          Portfolio
                                               (Class 1)      (Class 1)         (Class 1)          (Class 1)          (Class 1)
                                               ----------------------------------------------------------------------------------
Investment income:
  Dividends                                    $       -     $         -     $            -     $            -     $            -
                                               ----------------------------------------------------------------------------------
Expenses:
  Charges for distribution, mortality
   and expense risk                              (84,104)        (52,974)           (35,844)           (32,434)           (36,010)
                                               ----------------------------------------------------------------------------------
Net investment income (loss)                     (84,104)        (52,974)           (35,844)           (32,434)           (36,010)
                                               ----------------------------------------------------------------------------------
Net realized gains (losses) from sale
  of securities                                 (197,107)        335,558              4,671           (353,013)           108,989
Realized gain distributions                            -               -                  -                  -                  -
                                               ----------------------------------------------------------------------------------
Net realized gains (losses)                     (197,107)        335,558              4,671           (353,013)           108,989
                                               ----------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
  of investments:
  Beginning of Period                           (780,803)        617,105           (332,078)        (1,003,406)           436,768
  End of Period                                 (798,424)        292,513           (845,465)        (1,124,652)            31,253
                                               ----------------------------------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of investments                  (17,621)       (324,592)          (513,387)          (121,246)          (405,515)
                                               ----------------------------------------------------------------------------------
Increase (decrease) in net assets
  from operations                              $ (298,832)   $   (42,008)    $     (544,560)    $     (506,693)    $     (332,536)
                                               ==================================================================================

    The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                           FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30,2011
                                  (Unaudited)
                                  (Continued)

                                                  MFS
                                                 Total         Mid-Cap         Real                          Telecom
                                                Return         Growth         Estate        Technology       Utility
                                               Portfolio      Portfolio      Portfolio      Portfolio       Portfolio
                                               (Class 1)      (Class 1)      (Class 1)      (Class 1)       (Class 1)
                                              ------------------------------------------------------------------------
Investment income:
  Dividends                                   $        -     $        -     $        -     $         -     $        -
                                              ------------------------------------------------------------------------
Expenses:
  Charges for distribution, mortality
   and expense risk                              (77,993)       (28,749)       (22,472)         (3,337)       (11,782)
                                              ------------------------------------------------------------------------
Net investment income (loss)                     (77,993)       (28,749)       (22,472)         (3,337)       (11,782)
                                              ------------------------------------------------------------------------
Net realized gains (losses) from sale
  of securities                                  (50,365)        53,283       (328,440)         (2,546)         3,172
Realized gain distributions                            -              -              -               -              -
                                              ------------------------------------------------------------------------
Net realized gains (losses)                      (50,365)        53,283       (328,440)         (2,546)         3,172
                                              ------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
  of investments:
  Beginning of Period                           (246,817)       249,671       (439,543)         37,222         (7,924)
  End of Period                                 (446,659)      (120,435)      (183,424)          5,141        (27,955)
                                              ------------------------------------------------------------------------
Change in net unrealized appreciation
 (depreciation) of investments                  (199,842)      (370,106)       256,119         (32,081)       (20,031)
                                              ------------------------------------------------------------------------
Increase (decrease) in net assets
  from operations                             $ (328,200)    $ (345,572)    $  (94,793)    $   (37,964)    $  (28,641)
                                              ========================================================================

                                                                                              American        American
                                                                                               Funds           Funds
                                                 Total                                         Asset           Global
                                                Return        Aggressive      Alliance       Allocation        Growth
                                                 Bond           Growth         Growth           SAST            SAST
                                               Portfolio      Portfolio       Portfolio      Portfolio       Portfolio
                                               (Class 1)      (Class 3)       (Class 3)      (Class 3)       (Class 3)
                                              --------------------------------------------------------------------------
Investment income:
  Dividends                                   $        -     $         -     $        -     $    36,258     $   115,323
                                              --------------------------------------------------------------------------
Expenses:
  Charges for distribution, mortality
   and expense risk                              (26,374)        (17,181)       (86,710)        (33,396)       (148,565)
                                              --------------------------------------------------------------------------
Net investment income (loss)                     (26,374)        (17,181)       (86,710)          2,862         (33,242)
                                              --------------------------------------------------------------------------
Net realized gains (losses) from sale
  of securities                                   98,241         (55,868)       134,562          (6,335)          9,507
Realized gain distributions                            -               -              -               -               -
                                              --------------------------------------------------------------------------
Net realized gains (losses)                       98,241         (55,868)       134,562          (6,335)          9,507
                                              --------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
  of investments:
  Beginning of Period                            229,746        (119,037)       787,760         170,026       1,212,448
  End of Period                                  237,534        (325,113)      (190,147)       (103,073)     (1,126,202)
                                              --------------------------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of investments                    7,788        (206,076)      (977,907)       (273,099)     (2,338,650)
                                              --------------------------------------------------------------------------
Increase (decrease) in net assets
  from operations                             $   79,655     $  (279,125)    $ (930,055)    $  (276,572)    $(2,362,385)
                                              ==========================================================================

    The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                           FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30,2011
                                  (Unaudited)
                                  (Continued)

                                                American         American
                                                 Funds             Funds
                                                 Growth        Growth-Income                     Blue Chip       Capital
                                                  SAST             SAST           Balanced        Growth         Growth
                                               Portfolio         Portfolio        Portfolio      Portfolio      Portfolio
                                               (Class 3)         (Class 3)        (Class 3)      (Class 3)      (Class 3)
                                              ----------------------------------------------------------------------------
Investment income:
  Dividends                                   $    34,609     $       90,351     $        -     $        -     $        -
                                              ----------------------------------------------------------------------------
Expenses:
   Charges for distribution, mortality
     and expense risk                            (114,319)          (106,104)       (13,047)       (32,631)       (33,080)
                                              ----------------------------------------------------------------------------
Net investment income (loss)                      (79,710)           (15,753)       (13,047)       (32,631)       (33,080)
                                              ----------------------------------------------------------------------------
Net realized gains (losses) from sale
  of securities                                   (59,296)           (87,566)         8,519         34,650        (45,155)
Realized gain distributions                             -                  -              -              -              -
                                              ----------------------------------------------------------------------------
Net realized gains (losses)                       (59,296)           (87,566)         8,519         34,650        (45,155)
                                              ----------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
  of investments:
  Beginning of Period                             824,764            348,136         90,871        176,604         29,190
  End of Period                                  (398,385)          (683,195)        25,741       (273,402)      (188,709)
                                              ----------------------------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of investments                (1,223,149)        (1,031,331)       (65,130)      (450,006)      (217,899)
                                              ----------------------------------------------------------------------------
Increase (decrease) in net assets
  from operations                             $(1,362,155)    $   (1,134,650)    $  (69,658)    $ (447,987)    $ (296,134)
                                              ============================================================================

                                                                                Davis          "Dogs"
                                                  Cash         Corporate       Venture         of Wall        Emerging
                                               Management        Bond           Value          Street         Markets
                                               Portfolio       Portfolio      Portfolio       Portfolio      Portfolio
                                               (Class 3)       (Class 3)      (Class 3)       (Class 3)      (Class 3)
                                              --------------------------------------------------------------------------
Investment income:
  Dividends                                   $         -     $        -     $         -     $        -     $         -
                                              --------------------------------------------------------------------------
Expenses:
   Charges for distribution, mortality
     and expense risk                             (90,619)      (291,718)       (266,698)       (15,166)       (105,299)
                                              --------------------------------------------------------------------------
Net investment income (loss)                      (90,619)      (291,718)       (266,698)       (15,166)       (105,299)
                                              --------------------------------------------------------------------------
Net realized gains (losses) from sale
  of securities                                   (73,189)       577,990        (448,177)       (84,236)        511,837
Realized gain distributions                             -              -               -              -               -
                                              --------------------------------------------------------------------------
Net realized gains (losses)                       (73,189)       577,990        (448,177)       (84,236)        511,837
                                              --------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
  of investments:
  Beginning of Period                            (239,548)     2,157,153        (934,835)      (127,958)      3,281,751
  End of Period                                  (197,085)     2,394,509      (3,686,220)       (38,002)       (154,065)
                                              --------------------------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of investments                    42,463        237,356      (2,751,385)        89,956      (3,435,816)
                                              --------------------------------------------------------------------------
Increase (decrease) in net assets
  from operations                             $  (121,345)    $  523,628     $(3,466,260)    $   (9,446)    $(3,029,278)
                                              ==========================================================================

    The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                           FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30,2011
                                  (Unaudited)
                                  (Continued)

                                               Equity        Foreign     Fundamental    Global      Global
                                            Opportunities     Value        Growth        Bond      Equities
                                              Portfolio     Portfolio     Portfolio    Portfolio   Portfolio
                                              (Class 3)     (Class 3)     (Class 3)    (Class 3)   (Class 3)
                                           ------------------------------------------------------------------
Investment income:
  Dividends                                $            -  $         -  $          -  $        -  $        -
                                           ------------------------------------------------------------------
Expenses:
   Charges for distribution, mortality
    and expense risk                              (14,367)    (251,728)      (53,487)    (81,584)    (25,908)
                                           ------------------------------------------------------------------
Net investment income (loss)                      (14,367)    (251,728)      (53,487)    (81,584)    (25,908)
                                           ------------------------------------------------------------------
Net realized gains (losses) from sale
  of securities                                   (44,121)    (191,801)      (33,037)     68,308     (49,941)
Realized gain distributions                             -            -             -           -           -
                                           ------------------------------------------------------------------
Net realized gains (losses)                       (44,121)    (191,801)      (33,037)     68,308     (49,941)
                                           ------------------------------------------------------------------
Net unrealized appreciation (depreciation)
  of investments:
  Beginning of Period                             (93,284)    (906,299)      246,874      16,099     (62,635)
  End of Period                                  (175,153)  (4,394,260)     (314,896)    337,610    (354,934)
                                           ------------------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of investments                   (81,869)  (3,487,961)     (561,770)    321,511    (292,299)
                                           ------------------------------------------------------------------
Increase (decrease) in net assets
from operations                            $     (140,357) $(3,931,490) $   (648,294) $  308,235  $ (368,148)
                                           ==================================================================

                                                                                                     International
                                                                                      International     Growth
                                               Growth          Growth-   High-Yield    Diversified       and
                                            Opportunities     Income        Bond         Equities       Income
                                               Portfolio    Portfolio     Portfolio     Portfolio      Portfolio
                                              (Class 3)      (Class 3)    (Class 3)     (Class 3)      (Class 3)
                                           ------------------------------------------------------------------------
Investment income:
  Dividends                                $            -  $        -  $         -  $            -  $            -
                                           ------------------------------------------------------------------------
Expenses:
   Charges for distribution, mortality
    and expense risk                              (74,370)     (8,674)     (46,519)       (129,045)       (144,020)
                                           ------------------------------------------------------------------------
Net investment income (loss)                      (74,370)     (8,674)     (46,519)       (129,045)       (144,020)
                                           ------------------------------------------------------------------------
Net realized gains (losses) from sale
  of securities                                   112,831     (32,446)    (117,247)         35,321        (902,044)
Realized gain distributions                             -           -            -               -               -
                                           ------------------------------------------------------------------------
Net realized gains (losses)                       112,831     (32,446)    (117,247)         35,321        (902,044)
                                           ------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
  of investments:
  Beginning of Period                             971,343     (94,230)      37,764        (220,018)     (1,134,112)
  End of Period                                  (137,089)   (112,031)      98,939      (2,013,804)     (2,352,819)
                                           ------------------------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of investments                (1,108,432)    (17,801)      61,175      (1,793,786)     (1,218,707)
                                           ------------------------------------------------------------------------
Increase (decrease) in net assets
from operations                            $   (1,069,971) $  (58,921) $  (102,591) $   (1,887,510) $   (2,264,771)
                                           ========================================================================

    The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                           FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30,2011
                                  (Unaudited)
                                  (Continued)

                                                                 MFS
                                               Marsico      Massachusetts        MFS
                                               Focused        Investors         Total        Mid-Cap         Real
                                               Growth           Trust          Return         Growth        Estate
                                              Portfolio       Portfolio       Portfolio     Portfolio      Portfolio
                                              (Class 3)       (Class 3)       (Class 3)     (Class 3)      (Class 3)
                                             -----------------------------------------------------------------------
Investment income:
  Dividends                                  $        -    $            -    $        -    $         -    $        -
                                             -----------------------------------------------------------------------
Expenses:
   Charges for distribution, mortality
    and expense risk                            (36,041)         (104,223)     (102,174)       (66,625)     (131,913)
                                             -----------------------------------------------------------------------
Net investment income (loss)                    (36,041)         (104,223)     (102,174)       (66,625)     (131,913)
                                             -----------------------------------------------------------------------
Net realized gains (losses) from sale
 of securities                                  (96,920)           91,200      (135,167)       146,710      (460,223)
Realized gain distributions                           -                 -             -              -             -
                                             -----------------------------------------------------------------------
Net realized gains (losses)                     (96,920)           91,200      (135,167)       146,710      (460,223)
                                             -----------------------------------------------------------------------
Net unrealized appreciation (depreciation)
 of investments:
  Beginning of Period                           (65,705)        1,134,046      (538,818)       898,806       891,192
  End of Period                                (301,233)         (133,652)     (850,094)      (116,183)      703,324
                                             -----------------------------------------------------------------------
Change in net unrealized appreciation
(depreciation) of investments                  (235,528)       (1,267,698)     (311,276)    (1,014,989)     (187,868)
                                             -----------------------------------------------------------------------
Increase (decrease) in net assets
 from operations                             $ (368,489)   $   (1,280,721)   $ (548,617)   $  (934,904)   $ (780,004)
                                             =======================================================================

                                                Small          Small                                       Total
                                                & Mid         Company                       Telecom       Return
                                              Cap Value        Value        Technology      Utility        Bond
                                              Portfolio      Portfolio      Portfolio      Portfolio     Portfolio
                                              (Class 3)      (Class 3)      (Class 3)      (Class 3)     (Class 3)
                                             ---------------------------------------------------------------------
Investment income:
  Dividends                                  $         -    $         -    $         -    $        -    $        -
                                             ---------------------------------------------------------------------
Expenses:
   Charges for distribution, mortality
    and expense risk                            (248,051)       (89,026)       (17,657)       (7,284)     (264,900)
                                             ---------------------------------------------------------------------
Net investment income (loss)                    (248,051)       (89,026)       (17,657)       (7,284)     (264,900)
                                             ---------------------------------------------------------------------
Net realized gains (losses) from sale
 of securities                                    31,958         54,464         (4,671)       (5,253)      686,195
Realized gain distributions                            -              -              -             -             -
                                             ---------------------------------------------------------------------
Net realized gains (losses)                       31,958         54,464         (4,671)       (5,253)      686,195
                                             ---------------------------------------------------------------------
Net unrealized appreciation (depreciation)
 of investments:
  Beginning of Period                          3,401,128      1,381,867        234,601        62,562       698,226
  End of Period                               (1,019,850)      (324,899)        85,882        51,719     1,060,551
                                             ---------------------------------------------------------------------
Change in net unrealized appreciation
(depreciation) of investments                 (4,420,978)    (1,706,766)      (148,719)      (10,843)      362,325
                                             ---------------------------------------------------------------------
Increase (decrease) in net assets
 from operations                             $(4,637,071)   $(1,741,328)   $  (171,047)   $  (23,380)   $  783,620
                                             =====================================================================

    The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                           FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30,2011
                                  (Unaudited)
                                  (Continued)

                                          Invesco Van
                                             Kampen                          Invesco Van
                                          V.I. Capital      Invesco Van      Kampen V.I.      Diversified       Equity
                                             Growth         Kampen V.I.      Growth and      International      Income
                                              Fund         Comstock Fund     Income Fund        Account        Account
                                          (Series II)       (Series II)      (Series II)       (Class 2)      (Class 2)
                                         -------------------------------------------------------------------------------
Investment income:
  Dividends                              $           -    $      138,653    $    239,327    $          631    $   3,715
                                         -------------------------------------------------------------------------------
Expenses:
  Charges for distribution,
    mortality and expense risk                 (11,884)         (121,814)       (256,459)           (5,264)     (10,265)
                                         -------------------------------------------------------------------------------
Net investment income (loss)                   (11,884)           16,839         (17,132)           (4,633)      (6,550)
                                         -------------------------------------------------------------------------------
Net realized gains (losses)
  from sale of securities                       85,431           (38,963)        (90,101)          (33,061)     (29,833)
Realized gain distributions                          -                 -               -                 -            -
                                         -------------------------------------------------------------------------------
Net realized gains (losses)                     85,431           (38,963)        (90,101)          (33,061)     (29,833)
                                         -------------------------------------------------------------------------------
Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                          193,406           981,328       1,125,052          (267,804)    (181,644)
  End of period                                (16,434)         (603,719)     (1,955,071)         (300,709)    (192,848)
                                         -------------------------------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of investments               (209,840)       (1,585,047)     (3,080,123)          (32,905)     (11,204)
                                         -------------------------------------------------------------------------------
Increase (decrease) in net assets
  from operations                        $    (136,293)   $   (1,607,171)   $ (3,187,356)   $      (70,599)   $ (47,587)
                                         ===============================================================================

                                          Government &                   LargeCap      LargeCap      MidCap
                                          High Quality      Income        Blend         Growth       Blend
                                          Bond Account     Account      Account II     Account      Account
                                           (Class 2)      (Class 2)     (Class 2)     (Class 2)    (Class 2)
                                         --------------------------------------------------------------------
Investment income:
  Dividends                              $          18    $   1,159    $        11    $       -    $       -
                                         --------------------------------------------------------------------
Expenses:
  Charges for distribution,
    mortality and expense risk                    (124)      (3,583)          (984)        (488)     (19,828)
                                         --------------------------------------------------------------------
Net investment income (loss)                      (106)      (2,424)          (973)        (488)     (19,828)
                                         --------------------------------------------------------------------
Net realized gains (losses)
  from sale of securities                            7        3,003        (14,863)       5,072     (181,190)
Realized gain distributions                         12            -              -            -       18,197
                                         --------------------------------------------------------------------
Net realized gains (losses)                         19        3,003        (14,863)       5,072     (162,993)
                                         --------------------------------------------------------------------
Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                             (270)        (830)       (23,606)       1,222     (405,045)
  End of period                                    210        7,082        (14,778)      (6,294)    (285,925)
                                         --------------------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of investments                    480        7,912          8,828       (7,516)     119,120
                                         --------------------------------------------------------------------
Increase (decrease) in net assets
  from operations                        $         393    $   8,491    $    (7,008)   $  (2,932)   $ (63,701)
                                         ====================================================================

    The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                           FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30,2011
                                  (Unaudited)
                                  (Continued)

                                                        Principal          Real                           SAM
                                           Money         Capital          Estate          SAM         Conservative
                                           Market      Appreciation     Securities      Balanced        Balanced
                                          Account        Account         Account       Portfolio       Portfolio
                                         (Class 2)      (Class 2)       (Class 2)      (Class 2)       (Class 2)
                                         --------------------------------------------------------------------------
Investment income:
  Dividends                              $       -    $           -    $         -    $   231,237    $       9,868
                                         --------------------------------------------------------------------------
Expenses:
  Charges for distribution,
    mortality and expense risk              (1,610)          (4,346)          (171)      (115,536)          (4,084)
                                         --------------------------------------------------------------------------
Net investment income (loss)                (1,610)          (4,346)          (171)       115,701            5,784
                                         --------------------------------------------------------------------------
Net realized gains (losses)
  from sale of securities                        -              465           (108)       (75,271)          (8,098)
Realized gain distributions                      -            2,268              -              -            3,145
                                         --------------------------------------------------------------------------
Net realized gains (losses)                      -            2,733           (108)       (75,271)          (4,953)
                                         --------------------------------------------------------------------------
Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                            -          (20,391)        (3,844)      (423,687)           2,181
  End of period                                  -          (57,413)        (4,815)    (1,090,533)          (9,614)
                                         --------------------------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of investments                  -          (37,022)          (971)      (666,846)         (11,795)
                                         --------------------------------------------------------------------------
Increase (decrease) in net assets
  from operations                        $  (1,610)   $     (38,635)   $    (1,250)   $  (626,416)   $     (10,964)
                                         ==========================================================================

                                              SAM             SAM           SAM
                                          Conservative     Flexible      Strategic     Short-Term      SmallCap
                                             Growth         Income        Growth         Income         Growth
                                           Portfolio       Portfolio     Portfolio      Account       Account II
                                           (Class 2)       (Class 2)     (Class 2)     (Class 2)      (Class 2)
                                         ------------------------------------------------------------------------
Investment income:
  Dividends                              $      20,593    $   26,871    $    3,695    $        59    $         -
                                         ------------------------------------------------------------------------
Expenses:
  Charges for distribution,
    mortality and expense risk                 (14,852)       (9,224)       (3,417)          (500)          (125)
                                         ------------------------------------------------------------------------
Net investment income (loss)                     5,741        17,647           278           (441)          (125)
                                         ------------------------------------------------------------------------
Net realized gains (losses)
  from sale of securities                     (103,919)      (13,230)         (245)            45            240
Realized gain distributions                          -           941             -              7              -
                                         ------------------------------------------------------------------------
Net realized gains (losses)                   (103,919)      (12,289)         (245)            52            240
                                         ------------------------------------------------------------------------
Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                         (174,362)        1,725       (47,229)           659            753
  End of period                               (166,205)      (17,383)      (83,462)           789         (3,267)
                                         ------------------------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of investments                  8,157       (19,108)      (36,233)           130         (4,020)
                                         ------------------------------------------------------------------------
Increase (decrease) in net assets
  from operations                        $     (90,021)   $  (13,750)   $  (36,200)   $      (259)   $    (3,905)
                                         ========================================================================

    The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                           FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30,2011
                                  (Unaudited)
                                  (Continued)

                                         Columbia       Columbia
                                         Variable       Variable
                                        Portfolio -    Portfolio -
                                           High          Marsico        Asset        Global
                                          Income         Focused      Allocation     Growth       Growth
                                           Fund       Equities Fund      Fund         Fund         Fund
                                         (Class 1)      (Class 1)     (Class 2)    (Class 2)    (Class 2)
                                       --------------------------------------------------------------------
Investment income:
  Dividends                            $     16,150  $        2,428  $     7,461  $    30,863  $    30,668
                                       --------------------------------------------------------------------
Expenses:
  Charges for distribution,
    mortality and expense risk               (3,553)         (7,079)     (12,914)    (108,723)    (118,787)
                                       --------------------------------------------------------------------
Net investment income (loss)                 12,597          (4,651)      (5,453)     (77,860)     (88,119)
                                       --------------------------------------------------------------------
Net realized gains (losses)
  from sale of securities                     4,633          (9,782)     (40,801)      58,477      (78,907)
Realized gain distributions                       -               -            -            -            -
                                       --------------------------------------------------------------------
Net realized gains (losses)                   4,633          (9,782)     (40,801)      58,477      (78,907)
                                       --------------------------------------------------------------------
Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                        12,541         (30,649)     (57,789)     256,674     (421,277)
  End of period                              (3,026)        (89,473)    (146,587)  (1,252,604)  (1,474,825)
                                       --------------------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of investments             (15,567)        (58,824)     (88,798)  (1,509,278)  (1,053,548)
                                       --------------------------------------------------------------------
Increase (decrease) in net assets
  from operations                      $      1,663  $      (73,257) $  (135,052) $(1,528,661) $(1,220,574)
                                       ====================================================================

                                                                                 MTB
                                                       Growth                  Managed      Franklin
                                         Growth-        and        Mid Cap    Allocation     Income
                                          Income       Income       Value       Fund -     Securities
                                           Fund      Portfolio    Portfolio    Moderate       Fund
                                        (Class 2)    (Class VC)  (Class VC)   Growth II    (Class 2)
                                       ---------------------------------------------------------------
Investment income:
  Dividends                            $    34,458  $         -  $        -  $         -  $   256,595
                                       ---------------------------------------------------------------
Expenses:
  Charges for distribution,
    mortality and expense risk            (130,069)    (136,964)     (1,312)      (1,311)     (45,527)
                                       ---------------------------------------------------------------
Net investment income (loss)               (95,611)    (136,964)     (1,312)      (1,311)     211,068
                                       ---------------------------------------------------------------
Net realized gains (losses)
  from sale of securities                 (199,541)    (115,484)     (2,275)        (611)      13,383
Realized gain distributions                      -            -           -            -            -
                                       ---------------------------------------------------------------
Net realized gains (losses)               (199,541)    (115,484)     (2,275)        (611)      13,383
                                       ---------------------------------------------------------------
Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                   (1,092,668)     (71,495)     35,900       11,174      321,986
  End of period                         (2,176,500)  (1,791,349)      8,001          694     (258,827)
                                       ---------------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of investments         (1,083,832)  (1,719,854)    (27,899)     (10,480)    (580,813)
                                       ---------------------------------------------------------------
Increase (decrease) in net assets
  from operations                      $(1,378,984) $(1,972,302) $  (31,486) $   (12,402) $  (356,362)
                                       ===============================================================

    The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                           FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30,2011
                                  (Unaudited)
                                  (Continued)

                                           Franklin
                                           Templeton                                             Allocation
                                         VIP Founding     Allocation   Allocation   Allocation    Moderate      Real
                                             Funds         Balanced      Growth      Moderate      Growth      Return
                                        Allocation Fund   Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
                                           (Class 2)      (Class 3)    (Class 3)    (Class 3)    (Class 3)    (Class 3)
                                       ---------------------------------------------------------------------------------
Investment income:
  Dividends                            $            466  $         -  $         -  $         -  $         -  $        -
                                       ---------------------------------------------------------------------------------
Expenses:
  Charges for distribution,
    mortality and expense risk                  (35,887)     (31,078)      (8,373)     (43,074)     (26,517)    (55,070)
                                       ---------------------------------------------------------------------------------
Net investment income (loss)                    (35,421)     (31,078)      (8,373)     (43,074)     (26,517)    (55,070)
                                       ---------------------------------------------------------------------------------
Net realized gains (losses)
  from sale of securities                          (675)       3,974        3,741        8,523        9,912      41,020
Realized gain distributions                           -            -            -            -            -           -
                                       ---------------------------------------------------------------------------------
Net realized gains (losses)                        (675)       3,974        3,741        8,523        9,912      41,020
                                       ---------------------------------------------------------------------------------
Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                           293,891       34,229       26,304       45,053       39,213     (19,898)
  End of period                                  (8,018)    (174,213)    (182,856)    (544,729)    (410,111)    152,261
                                       ---------------------------------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of investments                (301,909)    (208,442)    (209,160)    (589,782)    (449,324)    172,159
                                       ---------------------------------------------------------------------------------
Increase (decrease) in net assets
  from operations                      $       (338,005) $  (235,546) $  (213,792) $  (624,333) $  (465,929) $  158,109
                                       =================================================================================

    The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                           FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30,2011
                                  (Unaudited)

                                                                                              Government
                                                                                                 and
                                                                    Asset        Capital       Quality                   Natural
                                                                  Allocation   Appreciation      Bond        Growth     Resources
                                                                  Portfolio     Portfolio     Portfolio    Portfolio    Portfolio
                                                                  (Class 1)     (Class 1)     (Class 1)    (Class 1)    (Class 1)
                                                                 ------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                   $    65,883  $    (122,841) $   118,736  $   (22,328) $   (22,584)

  Net realized gains (losses)                                        (28,894)       223,856       43,787     (268,016)   1,217,257
  Change in net unrealized appreciation
    (depreciation) of investments                                   (322,304)    (1,190,468)     130,175     (559,914)  (2,376,595)
                                                                 ------------------------------------------------------------------
    Increase (decrease) in net assets from operations               (285,315)    (1,089,453)     292,698     (850,258)  (1,181,922)
                                                                 ------------------------------------------------------------------
From capital transactions:
  Net proceeds from units sold                                         7,294          1,586       15,767        3,007        1,035
  Cost of units redeemed                                            (462,971)    (1,219,045)    (755,771)    (633,403)    (338,186)
  Net transfers                                                       75,350       (194,632)     (90,654)     (97,489)    (188,741)
  Contract maintenance charge                                         (1,250)        (2,830)      (1,646)      (1,480)        (568)
                                                                 ------------------------------------------------------------------
    Increase (decrease) in net assets from capital transactions     (381,577)    (1,414,921)    (832,304)    (729,365)    (526,460)
                                                                 ------------------------------------------------------------------
Increase (decrease) in net assets                                   (666,892)    (2,504,374)    (539,606)  (1,579,623)  (1,708,382)
Net assets at beginning of period                                  4,621,742     10,923,513    6,688,777    5,308,109    4,789,715
                                                                 ------------------------------------------------------------------
Net assets at end of period                                      $ 3,954,850  $   8,419,139  $ 6,149,171  $ 3,728,486  $ 3,081,333
                                                                 ==================================================================
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                                             258             29          790           87           17
  Units redeemed                                                     (16,307)       (21,985)     (37,737)     (18,880)      (5,675)
  Units transferred                                                    2,985         (3,761)      (4,558)      (2,390)      (3,425)
                                                                 ------------------------------------------------------------------
Increase (decrease) in units outstanding                             (13,064)       (25,717)     (41,505)     (21,183)      (9,083)
Beginning units                                                      167,038        208,358      335,382      158,514       81,131
                                                                 ------------------------------------------------------------------
Ending units                                                         153,974        182,641      293,877      137,331       72,048
                                                                 ==================================================================

                                                                                              Government
                                                                    Asset        Capital      and Quality                 Natural
                                                                  Allocation   Appreciation      Bond         Growth     Resources
                                                                  Portfolio     Portfolio      Portfolio    Portfolio    Portfolio
                                                                  (Class 3)     (Class 3)      (Class 3)    (Class 3)    (Class 3)
                                                                 ------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                   $    41,536  $    (219,543) $    551,232  $   (51,715) $   (67,022)

  Net realized gains (losses)                                        (12,950)        98,708       306,786     (200,923)   1,608,652
  Change in net unrealized appreciation
    (depreciation) of investments                                   (251,748)    (2,152,939)      561,572   (1,073,773)  (3,922,304)
                                                                 ------------------------------------------------------------------
    Increase (decrease) in net assets from operations               (223,162)    (2,273,774)    1,419,590   (1,326,411)  (2,380,674)
                                                                 ------------------------------------------------------------------
From capital transactions:
  Net proceeds from Units sold                                       169,659      1,343,428     2,220,672       71,230      321,124
  Cost of units redeemed                                            (489,277)    (1,315,537)   (2,233,127)    (468,651)    (548,032)
  Net transfers                                                      377,209        332,096    (2,326,665)     101,038      249,346
  Contract maintenance charge                                           (285)        (1,827)       (2,742)        (781)      (2,032)
                                                                 ------------------------------------------------------------------
    Increase (decrease) in net assets from capital transactions       57,306        358,160    (2,341,862)    (297,164)      20,406
                                                                 ------------------------------------------------------------------
Increase (decrease) in net assets                                   (165,856)    (1,915,614)     (922,272)  (1,623,575)  (2,360,268)
Net assets at beginning of period                                  2,954,106     18,656,195    30,088,192    7,439,278    8,758,603
                                                                 ------------------------------------------------------------------
Net assets at end of period                                      $ 2,788,250  $  16,740,581  $ 29,165,920  $ 5,815,703  $ 6,398,335
                                                                 ==================================================================
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                                          13,708         79,333       171,211        5,265       18,252
  Units redeemed                                                     (20,280)       (33,582)     (116,201)     (14,585)     (10,741)
  Units transferred                                                   15,115         25,623      (115,063)       6,147        8,862
                                                                 ------------------------------------------------------------------
Increase (decrease) in units outstanding                               8,543         71,374       (60,053)      (3,173)      16,373
Beginning units                                                      112,788        462,104     1,623,236      240,347      171,249
                                                                 ------------------------------------------------------------------
Ending units                                                         121,331        533,478     1,563,183      237,174      187,622
                                                                 ==================================================================

    The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                           FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30,2011
                                  (Unaudited)
                                  (Continued)

                                                                  Aggressive    Alliance                Blue Chip    Capital
                                                                    Growth       Growth     Balanced     Growth      Growth
                                                                  Portfolio    Portfolio    Portfolio   Portfolio   Portfolio
                                                                  (Class 1)    (Class 1)    (Class 1)   (Class 1)   (Class 1)
                                                                 -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                   $   (22,139) $  (116,090) $  (39,690) $   (8,474) $   (5,112)

  Net realized gains (losses)                                        (57,337)    (185,109)    (28,870)     (6,392)     (6,218)
  Change in net unrealized appreciation
    (depreciation) of investments                                   (200,951)    (896,534)    (99,546)    (64,981)    (36,657)
                                                                 -------------------------------------------------------------
    Increase (decrease) in net assets from operations               (280,427)  (1,197,733)   (168,106)    (79,847)    (47,987)
                                                                 -------------------------------------------------------------
From capital transactions:
  Net proceeds from Units sold                                           634        6,759       2,569       1,043         664
  Cost of units redeemed                                            (142,062)  (1,246,254)   (392,378)   (180,242)    (53,923)
  Net transfers                                                      (18,044)    (128,883)   (207,686)    (10,093)     25,382
  Contract maintenance charge                                           (951)      (3,947)     (1,228)       (238)       (105)
                                                                 -------------------------------------------------------------
    Increase (decrease) in net assets from capital transactions     (160,423)  (1,372,325)   (598,723)   (189,530)    (27,982)
                                                                 -------------------------------------------------------------
Increase (decrease) in net assets                                   (440,850)  (2,570,058)   (766,829)   (269,377)    (75,969)
Net assets at beginning of period                                  1,982,324   10,600,856   3,671,768     815,508     444,458
                                                                 -------------------------------------------------------------
Net assets at end of period                                      $ 1,541,474  $ 8,030,798  $2,904,939  $  546,131  $  368,489
                                                                 =============================================================
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                                              47          201         151         160          87
  Units redeemed                                                     (10,709)     (37,174)    (22,904)    (26,943)     (7,244)
  Units transferred                                                   (1,257)      (3,899)    (12,597)     (1,725)      3,216
                                                                 -------------------------------------------------------------
Increase (decrease) in units outstanding                             (11,919)     (40,872)    (35,350)    (28,508)     (3,941)
Beginning units                                                      149,133      321,763     219,622     127,188      59,148
                                                                 -------------------------------------------------------------
Ending units                                                         137,214      280,891     184,272      98,680      55,207
                                                                 =============================================================

                                                                                             Davis
                                                                     Cash      Corporate    Venture      "Dogs" of     Emerging
                                                                  Management     Bond        Value      Wall Street    Markets
                                                                  Portfolio    Portfolio   Portfolio     Portfolio    Portfolio
                                                                  (Class 1)    (Class 1)   (Class 1)     (Class 1)    (Class 1)
                                                                 ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                   $   (48,622) $  (51,705) $  (206,529) $    (13,109) $   (41,314)

  Net realized gains (losses)                                        (40,266)    185,882      220,442      (119,496)    (163,148)
  Change in net unrealized appreciation
    (depreciation) of investments                                     31,544     (17,228)  (2,473,945)      133,052     (944,292)
                                                                 ----------------------------------------------------------------
    Increase (decrease) in net assets from operations                (57,344)    116,949   (2,460,032)          447   (1,148,754)
                                                                 ----------------------------------------------------------------
From capital transactions:
  Net proceeds from Units sold                                        18,954       1,313       12,240             -            -
  Cost of units redeemed                                          (1,261,259)   (642,487)  (2,173,761)     (189,724)    (370,321)
  Net transfers                                                    1,320,959     (64,209)    (280,028)       (2,968)    (217,022)
  Contract maintenance charge                                         (1,522)       (873)      (5,532)         (312)        (691)
                                                                 ----------------------------------------------------------------
    Increase (decrease) in net assets from capital transactions       77,132    (706,256)  (2,447,081)     (193,004)    (588,034)
                                                                 ----------------------------------------------------------------
Increase (decrease) in net assets                                     19,788    (589,307)  (4,907,113)     (192,557)  (1,736,788)
Net assets at beginning of period                                  4,460,124   4,706,128   19,240,382     1,261,303    4,081,928
                                                                 ----------------------------------------------------------------
Net assets at end of period                                      $ 4,479,912  $4,116,821  $14,333,269  $  1,068,746  $ 2,345,140
                                                                 ================================================================
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                                           1,440          53          343             -            -
  Units redeemed                                                     (95,579)    (26,201)     (59,678)      (14,905)     (17,350)
  Units transferred                                                  100,204      (2,670)      (7,955)         (861)     (10,113)
                                                                 ----------------------------------------------------------------
Increase (decrease) in units outstanding                               6,065     (28,818)     (67,290)      (15,766)     (27,463)
Beginning units                                                      335,271     197,070      535,366       101,592      175,647
                                                                 ----------------------------------------------------------------
Ending units                                                         341,336     168,252      468,076        85,826      148,184
                                                                 ================================================================

    The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                           FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30,2011
                                  (Unaudited)
                                  (Continued)

                                                  Equity         Fundamental      Global        Global          Growth
                                               Opportunities       Growth          Bond        Equities      Opportunities
                                                 Portfolio        Portfolio      Portfolio     Portfolio       Portfolio
                                                 (Class 1)        (Class 1)      (Class 1)     (Class 1)       (Class 1)
                                              -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                $      (28,464)   $    (31,846)   $  (27,044)   $  (25,940)   $       (5,746)

  Net realized gains (losses)                       (190,491)        (79,329)       (1,215)      (18,494)            6,411
  Change in net unrealized appreciation
    (depreciation) of investments                    (41,054)       (266,991)      136,165      (338,762)          (72,874)
                                              -----------------------------------------------------------------------------
    Increase (decrease) in net assets
       from operations                              (260,009)       (378,166)      107,906      (383,196)          (72,209)
                                              -----------------------------------------------------------------------------
From capital transactions:
  Net proceeds from Units sold                           478           2,360           383         2,707               494
  Cost of units redeemed                            (230,983)       (262,278)     (288,649)     (205,176)          (70,548)
  Net transfers                                     (167,127)        (47,713)      (68,561)     (160,744)             (213)
  Contract maintenance charge                           (603)         (1,111)         (414)         (723)             (182)
                                              -----------------------------------------------------------------------------
    Increase (decrease) in net assets from
      capital transactions                          (398,235)       (308,742)     (357,241)     (363,936)          (70,449)
                                              -----------------------------------------------------------------------------
Increase (decrease) in net assets                   (658,244)       (686,908)     (249,335)     (747,132)         (142,658)
Net assets at beginning of period                  2,662,042       2,890,226     2,481,099     2,396,953           498,327
                                              -----------------------------------------------------------------------------
Net assets at end of period                   $    2,003,798    $  2,203,318    $2,231,764    $1,649,821    $      355,669
                                              =============================================================================
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                              25             117            17           124                76
  Units redeemed                                     (12,404)        (14,374)      (12,398)       (9,842)          (12,505)
  Units transferred                                   (8,974)         (2,686)       (2,989)       (7,847)             (981)
                                              -----------------------------------------------------------------------------
Increase (decrease) in units outstanding             (21,353)        (16,943)      (15,370)      (17,565)          (13,410)
Beginning units                                      142,356         159,810       108,917       113,022            81,488
                                              -----------------------------------------------------------------------------
Ending units                                         121,003         142,867        93,547        95,457            68,078
                                              =============================================================================

                                                                                                                      MFS
                                                                             International     International     Massachusetts
                                                Growth-       High-Yield      Diversified       Growth and         Investors
                                                 Income          Bond          Equities           Income             Trust
                                               Portfolio      Portfolio        Portfolio         Portfolio         Portfolio
                                               (Class 1)      (Class 1)        (Class 1)         (Class 1)         (Class 1)
                                              ---------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                $   (84,104)   $   (52,974)   $      (35,844)   $      (32,434)   $      (36,010)

  Net realized gains (losses)                    (197,107)       335,558             4,671          (353,013)          108,989
  Change in net unrealized appreciation
    (depreciation) of investments                 (17,621)      (324,592)         (513,387)         (121,246)         (405,515)
                                              ---------------------------------------------------------------------------------
    Increase (decrease) in net assets
       from operations                           (298,832)       (42,008)         (544,560)         (506,693)         (332,536)
                                              ---------------------------------------------------------------------------------
From capital transactions:
  Net proceeds from Units sold                      3,398          1,017             1,530               914             2,905
  Cost of units redeemed                         (957,939)      (557,797)         (329,543)         (340,847)         (615,499)
  Net transfers                                  (120,748)      (853,170)          184,484            (9,021)            8,932
  Contract maintenance charge                      (2,644)        (1,113)             (762)             (787)             (893)
                                              ---------------------------------------------------------------------------------
    Increase (decrease) in net assets from
      capital transactions                     (1,077,933)    (1,411,063)         (144,291)         (349,741)         (604,555)
                                              ---------------------------------------------------------------------------------
Increase (decrease) in net assets              (1,376,765)    (1,453,071)         (688,851)         (856,434)         (937,091)
Net assets at beginning of period               7,545,147      4,944,132         3,211,131         3,008,942         3,423,158
                                              ---------------------------------------------------------------------------------
Net assets at end of period                   $ 6,168,382    $ 3,491,061    $    2,522,280    $    2,152,508    $    2,486,067
                                              =================================================================================
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                          121             43               115                68               122
  Units redeemed                                  (34,185)       (24,216)          (24,714)          (24,154)          (25,843)
  Units transferred                                (4,327)       (37,344)           13,558              (879)              325
                                              ---------------------------------------------------------------------------------
Increase (decrease) in units outstanding          (38,391)       (61,517)          (11,041)          (24,965)          (25,396)
Beginning units                                   279,243        222,731           239,473           213,130           147,097
                                              ---------------------------------------------------------------------------------
Ending units                                      240,852        161,214           228,432           188,165           121,701
                                              =================================================================================

    The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                           FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30,2011
                                  (Unaudited)
                                  (Continued)

                                                                     MFS
                                                                    Total       Mid-Cap      Real                    Telecom
                                                                    Return      Growth      Estate     Technology    Utility
                                                                  Portfolio    Portfolio   Portfolio   Portfolio    Portfolio
                                                                  (Class 1)    (Class 1)   (Class 1)   (Class 1)    (Class 1)
                                                                 -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                   $   (77,993) $  (28,749) $  (22,472) $    (3,337) $  (11,782)

  Net realized gains (losses)                                        (50,365)     53,283    (328,440)      (2,546)      3,172
  Change in net unrealized appreciation
    (depreciation) of investments                                   (199,842)   (370,106)    256,119      (32,081)    (20,031)
                                                                 -------------------------------------------------------------
    Increase (decrease) in net assets from operations               (328,200)   (345,572)    (94,793)     (37,964)    (28,641)
                                                                 -------------------------------------------------------------
From capital transactions:
  Net proceeds from Units sold                                           696       2,282           -           59       1,650
  Cost of units redeemed                                          (1,214,987)   (382,358)   (239,269)     (35,297)   (135,812)
  Net transfers                                                     (285,166)    (71,474)    (80,674)      11,979      57,179
  Contract maintenance charge                                         (1,848)       (675)       (451)         (72)       (268)
                                                                 -------------------------------------------------------------
    Increase (decrease) in net assets from capital transactions   (1,501,305)   (452,225)   (320,394)     (23,331)    (77,251)
                                                                 -------------------------------------------------------------
Increase (decrease) in net assets                                 (1,829,505)   (797,797)   (415,187)     (61,295)   (105,892)
Net assets at beginning of period                                  7,542,641   2,643,570   2,032,726      299,442   1,023,673
                                                                 -------------------------------------------------------------
Net assets at end of period                                      $ 5,713,136  $1,845,773  $1,617,539  $   238,147  $  917,781
                                                                 =============================================================
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                                              24         180           -           26          99
  Units redeemed                                                     (42,216)    (30,588)    (10,167)     (14,185)     (8,095)
  Units transferred                                                   (9,991)     (4,903)     (3,574)       3,620       3,268
                                                                 -------------------------------------------------------------
Increase (decrease) in units outstanding                             (52,183)    (35,311)    (13,741)     (10,539)     (4,728)
Beginning units                                                      269,183     217,968      91,472      122,750      63,117
                                                                 -------------------------------------------------------------
Ending units                                                         217,000     182,657      77,731      112,211      58,389
                                                                 =============================================================


                                                                                                                       American
                                                                                                         American       Funds
                                                                    Total                               Funds Asset     Global
                                                                   Return     Aggressive    Alliance    Allocation      Growth
                                                                    Bond        Growth       Growth        SAST          SAST
                                                                  Portfolio   Portfolio    Portfolio     Portfolio    Portfolio
                                                                  (Class 1)   (Class 3)    (Class 3)     (Class 3)    (Class 3)
                                                                 ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                   $  (26,374) $   (17,181) $   (86,710) $      2,862  $   (33,242)

  Net realized gains (losses)                                        98,241      (55,868)     134,562        (6,335)       9,507
  Change in net unrealized appreciation
    (depreciation) of investments                                     7,788     (206,076)    (977,907)     (273,099)  (2,338,650)
                                                                 ----------------------------------------------------------------
    Increase (decrease) in net assets from operations                79,655     (279,125)    (930,055)     (276,572)  (2,362,385)
                                                                 ----------------------------------------------------------------
From capital transactions:
  Net proceeds from units sold                                        1,619      337,270      137,141       171,933    3,402,801
  Cost of units redeemed                                           (265,150)    (124,696)    (705,174)      (39,862)    (344,639)
  Net transfers                                                    (242,663)     153,303       (4,768)      632,420    2,016,445
  Contract maintenance charge                                          (496)        (141)        (801)         (177)        (776)
                                                                 ----------------------------------------------------------------
    Increase (decrease) in net assets from capital transactions    (506,690)     365,736     (573,602)      764,314    5,073,831
                                                                 ----------------------------------------------------------------
Increase (decrease) in net assets                                  (427,035)      86,611   (1,503,657)      487,742    2,711,446
Net assets at beginning of period                                 2,654,724    1,360,440    7,706,835     2,549,027   10,474,017
                                                                 ----------------------------------------------------------------
Net assets at end of period                                      $2,227,689  $ 1,447,051  $ 6,203,178  $  3,036,769  $13,185,463
                                                                 ================================================================
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                                             62       33,553       13,220        16,936      299,809
  Units redeemed                                                     (9,886)      (9,550)     (22,219)       (3,951)     (31,006)
  Units transferred                                                  (9,265)      11,616          282        61,817      193,422
                                                                 ----------------------------------------------------------------
Increase (decrease) in units outstanding                            (19,089)      35,619       (8,717)       74,802      462,225
Beginning units                                                     100,163      106,400      252,380       250,490      933,887
                                                                 ----------------------------------------------------------------
Ending units                                                         81,074      142,019      243,663       325,292    1,396,112
                                                                 ================================================================

    The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                           FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30,2011
                                  (Unaudited)
                                  (Continued)

                                                                                American
                                                                   American      Funds
                                                                    Funds       Growth-
                                                                    Growth       Income                 Blue Chip    Capital
                                                                     SAST         SAST      Balanced     Growth      Growth
                                                                  Portfolio    Portfolio    Portfolio   Portfolio   Portfolio
                                                                  (Class 3)    (Class 3)    (Class 3)   (Class 3)   (Class 3)
                                                                 -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                   $   (79,710) $   (15,753) $  (13,047) $  (32,631) $  (33,080)

  Net realized gains (losses)                                        (59,296)     (87,566)      8,519      34,650     (45,155)
  Change in net unrealized appreciation
    (depreciation) of investments                                 (1,223,149)  (1,031,331)    (65,130)   (450,006)   (217,899)
                                                                 -------------------------------------------------------------
    Increase (decrease) in net assets from operations             (1,362,155)  (1,134,650)    (69,658)   (447,987)   (296,134)
                                                                 -------------------------------------------------------------
From capital transactions:
  Net proceeds from units sold                                     1,404,944      592,526      93,774     708,823       1,410
  Cost of units redeemed                                            (283,862)    (233,210)   (128,566)   (243,227)   (192,593)
  Net transfers                                                      797,110      392,888     292,938     485,020     (50,027)
  Contract maintenance charge                                           (725)        (826)       (249)       (279)       (245)
                                                                 -------------------------------------------------------------
    Increase (decrease) in net assets from capital transactions    1,917,467      751,378     257,897     950,337    (241,455)
                                                                 -------------------------------------------------------------
Increase (decrease) in net assets                                    555,312     (383,272)    188,239     502,350    (537,589)
Net assets at beginning of period                                  8,634,546    8,579,915   1,097,844   2,418,348   2,849,462
                                                                 -------------------------------------------------------------
Net assets at end of period                                      $ 9,189,858  $ 8,196,643  $1,286,083  $2,920,698  $2,311,873
                                                                 =============================================================
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                                         133,683       62,072       9,027      77,963         185
  Units redeemed                                                     (27,193)     (25,007)     (7,752)    (37,128)    (26,469)
  Units transferred                                                   81,794       44,106      19,168      62,038      (6,480)
                                                                 -------------------------------------------------------------
Increase (decrease) in units outstanding                             188,284       81,171      20,443     102,873     (32,764)
Beginning units                                                      841,974      919,889      70,391     362,712     383,669
                                                                 -------------------------------------------------------------
Ending units                                                       1,030,258    1,001,060      90,834     465,585      350,905
                                                                 =============================================================

                                                                                              Davis
                                                                     Cash      Corporate     Venture      "Dogs" of     Emerging
                                                                  Management      Bond        Value      Wall Street    Markets
                                                                  Portfolio    Portfolio    Portfolio     Portfolio    Portfolio
                                                                  (Class 3)    (Class 3)    (Class 3)     (Class 3)    (Class 3)
                                                                 -----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                   $   (90,619) $  (291,718) $  (266,698) $    (15,166) $  (105,299)

  Net realized gains (losses)                                        (73,189)     577,990     (448,177)      (84,236)     511,837
  Change in net unrealized appreciation
    (depreciation) of investments                                     42,463      237,356   (2,751,385)       89,956   (3,435,816)
                                                                 -----------------------------------------------------------------
    Increase (decrease) in net assets from operations               (121,345)     523,628   (3,466,260)       (9,446)  (3,029,278)
                                                                 -----------------------------------------------------------------
From capital transactions:
  Net proceeds from units sold                                       414,269    3,094,930    1,856,913       194,995      566,716
  Cost of units redeemed                                          (1,399,922)  (1,695,554)  (1,573,356)     (149,551)    (785,303)
  Net transfers                                                      534,462     (880,463)     479,799       141,678    1,104,787
  Contract maintenance charge                                           (688)      (2,088)      (2,272)         (224)        (890)
                                                                 -----------------------------------------------------------------
    Increase (decrease) in net assets from capital transactions     (451,879)     516,825      761,084       186,898      885,310
                                                                 -----------------------------------------------------------------
Increase (decrease) in net assets                                   (573,224)   1,040,453   (2,705,176)      177,452   (2,143,968)
Net assets at beginning of period                                  8,292,521   23,678,761   22,892,016     1,212,786    9,266,456
                                                                 -----------------------------------------------------------------
Net assets at end of period                                      $ 7,719,297  $24,719,214  $20,186,840  $  1,390,238  $ 7,122,488
                                                                 =================================================================
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                                          41,137      203,887      159,532        17,242       38,548
  Units redeemed                                                    (117,990)     (73,974)     (51,602)      (12,012)     (36,278)
  Units transferred                                                   57,235      (30,832)      41,473        12,201       71,762
                                                                 -----------------------------------------------------------------
Increase (decrease) in units outstanding                             (19,618)      99,081      149,403        17,431       74,032
Beginning units                                                      642,929    1,091,023      771,070       101,208      422,559
                                                                 -----------------------------------------------------------------
Ending units                                                         623,311    1,190,104      920,473       118,639      496,591
                                                                 =================================================================

    The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                           FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (Continued)

                                        Equity        Foreign     Fundamental    Global      Global
                                     Opportunities     Value        Growth        Bond      Equities
                                       Portfolio     Portfolio     Portfolio    Portfolio   Portfolio
                                       (Class 3)     (Class 3)     (Class 3)    (Class 3)   (Class 3)
                                     ----------------------------------------------------------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment income
      (loss)                        $      (14,367) $  (251,728) $    (53,487) $  (81,584) $  (25,908)

  Net realized gains
      (losses)                             (44,121)    (191,801)      (33,037)     68,308     (49,941)
  Change in net unrealized
   appreciation (depreciation)
   of investments                          (81,869)  (3,487,961)     (561,770)    321,511    (292,299)
                                    -----------------------------------------------------------------
    Increase (decrease) in net
     assets from operations               (140,357)  (3,931,490)     (648,294)    308,235    (368,148)
                                    -----------------------------------------------------------------
From capital transactions:
  Net proceeds from units sold               3,549    3,786,932        77,276   1,106,632     122,098
  Cost of units redeemed                   (94,980)  (1,120,218)     (213,572)   (612,912)    (98,300)
  Net transfers                            (45,124)   1,884,950        60,919     115,816    (135,331)
  Contract maintenance charge                 (139)      (1,809)         (315)       (572)       (260)
                                    -----------------------------------------------------------------
  Increase (decrease) in net assets
     from capital transactions            (136,694)   4,549,855       (75,692)    608,964    (111,793)
                                    -----------------------------------------------------------------
Increase (decrease) in net assets         (277,051)     618,365      (723,986)    917,199    (479,941)
Net assets at beginning of period        1,345,023   19,729,242     4,526,957   6,615,229   2,228,858
                                    -----------------------------------------------------------------
Net assets at end of period         $    1,067,972  $20,347,607  $  3,802,971  $7,532,428  $1,748,917
                                    =================================================================
ANALYSIS OF INCREASE
  (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                   194      349,538         7,028      79,931      12,571
  Units redeemed                            (5,362)     (70,340)      (12,538)    (28,394)     (4,939)
  Units transferred                         (2,429)     187,864         5,579       6,018      (2,866)
                                    -----------------------------------------------------------------
Increase (decrease) in units
    outstanding                             (7,597)     467,062            69      57,555       4,766
Beginning units                             75,916    1,291,691       275,046     321,561     114,635
                                    -----------------------------------------------------------------
Ending units                                68,319    1,758,753       275,115     379,116     119,401
                                    =================================================================

                                                                              International   International
                                        Growth        Growth-    High-Yield    Diversified     Growth and
                                     Opportunities    Income        Bond        Equities         Income
                                       Portfolio     Portfolio   Portfolio      Portfolio       Portfolio
                                       (Class 3)     (Class 3)   (Class 3)      (Class 3)       (Class 3)
                                    -----------------------------------------------------------------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment income
      (loss)                        $      (74,370) $   (8,674) $   (46,519) $     (129,045) $     (144,020)

  Net realized gains
      (losses)                             112,831     (32,446)    (117,247)         35,321        (902,044)
  Change in net unrealized
   appreciation (depreciation)
   of investments                       (1,108,432)    (17,801)      61,175      (1,793,786)     (1,218,707)
                                    -----------------------------------------------------------------------
    Increase (decrease) in net
     assets from operations             (1,069,971)    (58,921)    (102,591)     (1,887,510)     (2,264,771)
                                    -----------------------------------------------------------------------
From capital transactions:
  Net proceeds from units sold           1,492,237     656,320      308,427         125,943         189,029
  Cost of units redeemed                  (348,084)   (119,928)    (421,853)       (870,132)       (740,831)
  Net transfers                            911,871     (64,027)      34,111         120,807         435,953
  Contract maintenance charge                 (417)       (112)        (457)         (1,191)           (980)
                                    -----------------------------------------------------------------------
  Increase (decrease) in net assets
   from capital transactions             2,055,607     472,253      (79,772)       (624,573)       (116,829)
                                    -----------------------------------------------------------------------
Increase (decrease) in net assets          985,636     413,332     (182,363)     (2,512,083)     (2,381,600)
Net assets at beginning of period        5,449,232     662,769    4,124,754      11,510,610      12,654,748
                                    -----------------------------------------------------------------------
Net assets at end of period         $    6,434,868  $1,076,101  $ 3,942,391  $    8,998,527  $   10,273,148
                                    =======================================================================
ANALYSIS OF INCREASE
  (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                               153,903      68,834       25,116          12,217          23,466
  Units redeemed                           (54,589)     (4,727)     (19,692)        (66,326)        (55,065)
  Units transferred                        128,054       3,581        5,451          13,767          45,111
                                    ------------------------------------------------------------------------
Increase (decrease) in units
    outstanding                            227,368      67,688       10,875         (40,342)         13,512
Beginning units                            849,981      27,663      208,345         889,559         963,613
                                    ------------------------------------------------------------------------
Ending units                             1,077,349      95,351      219,220         849,217         977,125
                                    ========================================================================

    The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                           FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (Continued)

                                                              MFS
                                          Marsico        Massachusetts          MFS
                                          Focused          Investors           Total          Mid-Cap            Real
                                          Growth             Trust            Return           Growth           Estate
                                         Portfolio         Portfolio         Portfolio       Portfolio        Portfolio
                                         (Class 3)         (Class 3)         (Class 3)       (Class 3)        (Class 3)
                                        --------------------------------------------------------------------------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment income
      (loss)                            $  (36,041)     $     (104,223)     $ (102,174)     $   (66,625)     $  (131,913)

  Net realized gains
      (losses)                             (96,920)             91,200        (135,167)         146,710         (460,223)
  Change in net unrealized
   appreciation (depreciation)
   of investments                         (235,528)         (1,267,698)       (311,276)      (1,014,989)        (187,868)
                                        --------------------------------------------------------------------------------
    Increase (decrease) in net
    assets from operations                (368,489)         (1,280,721)       (548,617)        (934,904)        (780,004)
                                        --------------------------------------------------------------------------------
From capital transactions:
  Net proceeds from units sold             614,274           2,088,158         203,932          586,292        1,455,831
  Cost of units redeemed                  (225,251)           (311,524)       (625,645)        (336,276)        (672,618)
  Net transfers                              7,830             900,942         173,335           92,161          267,493
  Contract maintenance charge                 (213)               (546)         (1,316)            (430)            (890)
                                        --------------------------------------------------------------------------------
 Increase (decrease) in net assets
    from capital transactions              396,640           2,677,030        (249,694)         341,747        1,049,816
                                        --------------------------------------------------------------------------------
Increase (decrease) in net assets           28,151           1,396,309        (798,311)        (593,157)         269,812
Net assets at beginning of period        2,804,766           7,674,548       9,254,773        5,438,398       10,172,626
                                        --------------------------------------------------------------------------------
Net assets at end of period             $2,832,917      $    9,070,857      $8,456,462      $ 4,845,241      $10,442,438
                                        ================================================================================
ANALYSIS OF INCREASE
  (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                56,141             169,763          17,824           48,499          147,644
  Units redeemed                           (19,636)            (16,954)        (24,861)         (27,487)         (31,190)
  Units transferred                          2,847              68,748           6,703           11,657           32,213
                                        --------------------------------------------------------------------------------
Increase (decrease) in units
    outstanding                             39,352             221,557            (334)          32,669          148,667
Beginning units                            245,321             412,047         387,980          461,848          552,844
                                        --------------------------------------------------------------------------------
Ending units                               284,673             633,604         387,646          494,517          701,511
                                        ================================================================================

                                          Small &           Small                                             Total
                                          Mid Cap          Company                           Telecom          Return
                                           Value            Value          Technology        Utility           Bond
                                         Portfolio        Portfolio        Portfolio        Portfolio       Portfolio
                                         (Class 3)        (Class 3)        (Class 3)        (Class 3)       (Class 3)
                                        ------------------------------------------------------------------------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment income
      (loss)                            $  (248,051)     $   (89,026)     $   (17,657)     $   (7,284)     $  (264,900)

  Net realized gains
      (losses)                               31,958           54,464           (4,671)         (5,253)         686,195
  Change in net unrealized
   appreciation (depreciation)
   of investments                        (4,420,978)      (1,706,766)        (148,719)        (10,843)         362,325
                                        ------------------------------------------------------------------------------
    Increase (decrease) in net
    assets from operations               (4,637,071)      (1,741,328)        (171,047)        (23,380)         783,620
                                        ------------------------------------------------------------------------------
From capital transactions:
  Net proceeds from units sold            2,786,180        1,606,809           34,353          55,152        5,750,308
  Cost of units redeemed                 (1,216,602)        (292,968)        (173,103)        (29,008)        (818,567)
  Net transfers                           1,768,729          960,106         (120,241)         10,858          (18,693)
  Contract maintenance charge                (1,839)            (540)            (183)           (105)          (1,284)
                                        ------------------------------------------------------------------------------
 Increase (decrease) in net assets
    from capital transactions             3,336,468        2,273,407         (259,174)         36,897        4,911,764
                                        ------------------------------------------------------------------------------
Increase (decrease) in net assets        (1,300,603)         532,079         (430,221)         13,517        5,695,384
Net assets at beginning of period        20,283,172        6,954,490        1,598,816         598,110       18,716,248
                                        ------------------------------------------------------------------------------
Net assets at end of period             $18,982,569      $ 7,486,569      $ 1,168,595      $  611,627      $24,411,632
                                        ==============================================================================
ANALYSIS OF INCREASE
  (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                211,302          157,153           10,881           4,059          388,264
  Units redeemed                            (63,892)         (30,010)         (71,158)         (1,824)         (37,735)
  Units transferred                         138,407          108,697          (52,562)            688           17,473
                                        ------------------------------------------------------------------------------
Increase (decrease) in units
    outstanding                             285,817          235,840         (112,839)          2,923          368,002
Beginning units                           1,080,689          706,486          672,158          38,776          867,507
                                        ------------------------------------------------------------------------------
Ending units                              1,366,506          942,326          559,319          41,699        1,235,509
                                        ==============================================================================

    The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                           FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (Continued)

                                                                           Invesco Van
                                        Invesco Van       Invesco Van        Kampen
                                        Kampen V.I.          Kampen        V.I. Growth      Diversified       Equity
                                       Capital Growth     V.I.Comstock     and Income      International      Income
                                         Portfolio         Portfolio        Portfolio         Account        Account
                                         (Class II)        (Class II)      (Class II)        (Class 2)      (Class 2)
                                      -------------------------------------------------------------------------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment income
      (loss)                          $       (11,884)   $      16,839    $    (17,132)   $       (4,633)   $  (6,550)

  Net realized gains
      (losses)                                 85,431          (38,963)        (90,101)          (33,061)     (29,833)
  Change in net unrealized
   appreciation (depreciation)
   of investments                            (209,840)      (1,585,047)     (3,080,123)          (32,905)     (11,204)
                                      -------------------------------------------------------------------------------
    Increase (decrease) in net
     assets from operations                  (136,293)      (1,607,171)     (3,187,356)          (70,599)     (47,587)
                                      -------------------------------------------------------------------------------
From capital transactions:
  Net proceeds from units sold                 82,755        1,786,516       2,346,525             2,544        2,480
  Cost of units redeemed                     (136,923)        (572,691)     (1,255,598)          (47,204)    (196,900)
  Net transfers                                34,161          884,166       1,222,178            (2,439)      27,745
  Contract maintenance charge                     (38)            (878)         (1,944)              (93)        (152)
                                      -------------------------------------------------------------------------------
 Increase (decrease) in net assets
    from capital transactions                 (20,045)       2,097,113       2,311,161           (47,192)    (166,827)
                                      -------------------------------------------------------------------------------
Increase (decrease) in net assets            (156,338)         489,942        (876,195)         (117,791)    (214,414)
Net assets at beginning of period           1,075,228        9,859,429      21,272,406           476,248      915,078
                                      -------------------------------------------------------------------------------
Net assets at end of period           $       918,890    $  10,349,371    $ 20,396,211    $      358,457    $ 700,664
                                      ===============================================================================
ANALYSIS OF INCREASE
  (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                    7,137          171,556         213,677               375          252
  Units redeemed                              (12,390)         (45,843)        (89,750)           (7,159)     (20,497)
  Units transferred                             3,145           87,939         111,837              (349)       3,163
                                      -------------------------------------------------------------------------------
Increase (decrease) in units
    outstanding                                (2,108)         213,652         235,764            (7,133)     (17,082)
Beginning units                                99,273          818,598       1,571,696            74,288       99,118
                                      -------------------------------------------------------------------------------
Ending units                                   97,165        1,032,250       1,807,460            67,155       82,036
                                      ===============================================================================

                                       Government &
                                       High Quality                   LargeCap      LargeCap      MidCap
                                           Bond          Income        Blend         Growth        Blend
                                         Account        Account      Account II     Account       Account
                                        (Class 2)      (Class 2)     (Class 2)     (Class 2)     (Class 2)
                                      --------------------------------------------------------------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment income
      (loss)                          $        (106)   $  (2,424)   $      (973)   $    (488)   $  (19,828)

  Net realized gains
      (losses)                                   19        3,003        (14,863)       5,072      (162,993)
  Change in net unrealized
   appreciation (depreciation)
   of investments                               480        7,912          8,828       (7,516)      119,120
                                      --------------------------------------------------------------------
    Increase (decrease) in net
    assets from operations                      393        8,491         (7,008)      (2,932)      (63,701)
                                      --------------------------------------------------------------------
From capital transactions:
  Net proceeds from units sold                    -            -              -            -             -
  Cost of units redeemed                     (1,524)    (412,951)       (27,024)     (17,514)     (167,185)
  Net transfers                                  68      348,135            529        7,053      (131,714)
  Contract maintenance charge                    (9)         (24)           (34)          (5)         (693)
                                      --------------------------------------------------------------------
 Increase (decrease) in net assets
    from capital transactions                (1,465)     (64,840)       (26,529)     (10,466)     (299,592)
                                      --------------------------------------------------------------------
Increase (decrease) in net assets            (1,072)     (56,349)       (33,537)     (13,398)     (363,293)
Net assets at beginning of period            10,904      304,723         96,483       44,359     1,594,264
                                      --------------------------------------------------------------------
Net assets at end of period           $       9,832    $ 248,374    $    62,946    $  30,961    $1,230,971
                                      ====================================================================
ANALYSIS OF INCREASE
  (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                      -            -              -            -             -
  Units redeemed                               (198)     (47,072)        (4,068)      (2,402)      (15,442)
  Units transferred                               9       39,897             97        1,111       (12,912)
                                      ---------------------------------------------------------------------
Increase (decrease) in units
    outstanding                                (189)      (7,175)        (3,971)      (1,291)      (28,354)
Beginning units                               1,425       34,947         15,251        6,386       157,610
                                      --------------------------------------------------------------------
Ending units                                  1,236       27,772         11,280        5,095       129,256
                                      ====================================================================


    The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                           FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (Continued)

                                                     Principal                                          SAM
                                        Money         Capital        Real Estate        SAM         Conservative
                                        Market      Appreciation     Securities       Balanced        Balanced
                                       Account        Account          Account       Portfolio       Portfolio
                                      (Class 2)      (Class 2)        (Class 2)      (Class 2)       (Class 2)
                                      --------------------------------------------------------------------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment income (loss)        $  (1,610)   $      (4,346)   $       (171)   $   115,701    $       5,784
  Net realized gains
  (losses)                                    -            2,733            (108)       (75,271)          (4,953)
  Change in net unrealized
   appreciation (depreciation)
   of investments                             -          (37,022)           (971)      (666,846)         (11,795)
                                      --------------------------------------------------------------------------
 Increase (decrease) in net
  assets from operations                 (1,610)         (38,635)         (1,250)      (626,416)         (10,964)
                                      --------------------------------------------------------------------------
From capital transactions:
Net proceeds from units sold                  -                -               -              -                -
Cost of units redeemed                     (561)         (48,449)            (39)      (668,120)         (50,102)
Net transfers                           (94,886)             161           7,052       (237,569)         (37,443)
Contract maintenance charge                  (1)             (19)            (17)        (2,224)            (264)
                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets
  from capital transactions             (95,448)         (48,307)          6,996       (907,913)         (87,809)
                                      --------------------------------------------------------------------------
Increase (decrease) in net assets       (97,058)         (86,942)          5,746     (1,534,329)         (98,773)
Net assets at beginning of period       205,000          380,064          11,504      9,490,958          367,503
                                      --------------------------------------------------------------------------
Net assets at end of period           $ 107,942    $     293,122    $     17,250    $ 7,956,629    $     268,730
                                      ==========================================================================
ANALYSIS OF INCREASE
  (DECREASE)
IN UNITS OUTSTANDING:
Units sold                                    -                -               -              -                -
Units redeemed                              (98)          (3,850)             (3)       (63,954)          (6,262)
Units transferred                       (16,181)              13             405        (22,154)          (4,709)
                                      --------------------------------------------------------------------------
Increase (decrease) in units
  outstanding                           (16,279)          (3,837)            402        (86,108)         (10,971)
Beginning units                          35,128           30,809             663        915,093           45,994
                                      --------------------------------------------------------------------------
Ending units                             18,849           26,972           1,065        828,985           35,023
                                      ==========================================================================

                                           SAM             SAM           SAM
                                       Conservative     Flexible      Strategic     Short-Term      SmallCap
                                          Growth         Income        Growth         Income         Growth
                                        Portfolio       Portfolio     Portfolio      Account       Account II
                                        (Class 2)       (Class 2)     (Class 2)     (Class 2)      (Class 2)
                                      -----------------------------------------------------------------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
Net investment income (loss)          $       5,741    $   17,647    $      278    $      (441)   $      (125)

Net realized gains
  (losses)                                 (103,919)      (12,289)         (245)            52            240
  Change in net unrealized
   appreciation (depreciation)
   of investments                             8,157       (19,108)      (36,233)           130         (4,020)
                                      -----------------------------------------------------------------------
 Increase (decrease) in net
  assets from operations                    (90,021)      (13,750)      (36,200)          (259)        (3,905)
                                      -----------------------------------------------------------------------
From capital transactions:
Net proceeds from units sold                      -             -             -              -              -
Cost of units redeemed                     (231,749)     (110,471)       (1,301)          (857)        (1,400)
Net transfers                              (349,022)         (188)          542           (468)        30,686
Contract maintenance charge                    (406)         (234)          (33)           (59)           (10)
                                      -----------------------------------------------------------------------
 Increase (decrease) in net assets
  from capital transactions                (581,177)     (110,893)         (792)        (1,384)        29,276
                                      -----------------------------------------------------------------------
Increase (decrease) in net assets          (671,198)     (124,643)      (36,992)        (1,643)        25,371
Net assets at beginning of period         1,511,685       799,210       285,182         43,105          7,336
                                      -----------------------------------------------------------------------
Net assets at end of period           $     840,487    $  674,567    $  248,190    $    41,462    $    32,707
                                      =======================================================================
ANALYSIS OF INCREASE
  (DECREASE)
IN UNITS OUTSTANDING:
Units sold                                        -             -             -              -              -
Units redeemed                              (22,781)      (11,820)         (117)          (125)          (200)
Units transferred                           (32,707)          (20)           49            (64)         5,236
                                      -----------------------------------------------------------------------
Increase (decrease) in units
  outstanding                               (55,488)      (11,840)          (68)          (189)         5,036
Beginning units                             145,807        83,668        25,876          5,895          1,133
                                      -----------------------------------------------------------------------
Ending units                                 90,319        71,828        25,808          5,706          6,169
                                      =======================================================================


    The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                           FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (Continued)

                                                            Columbia
                                                            Variable
                                          Columbia         Portfolio-
                                          Variable           Marsico          Asset          Global
                                       Portfolio-High        Focused        Allocation       Growth         Growth
                                        Income Fund       Equities Fund        Fund           Fund           Fund
                                         (Class 1)          (Class 1)       (Class 2)      (Class 2)      (Class 2)
                                      ------------------------------------------------------------------------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment income
    (loss)                            $        12,597    $       (4,651)   $    (5,453)   $   (77,860)   $   (88,119)

  Net realized gains
    (losses)                                    4,633            (9,782)       (40,801)        58,477        (78,907)
  Change in net unrealized
    appreciation
    (depreciation) of investments             (15,567)          (58,824)       (88,798)    (1,509,278)    (1,053,548)
                                      ------------------------------------------------------------------------------
    Increase (decrease) in net
     assets from operations                     1,663           (73,257)      (135,052)    (1,528,661)    (1,220,574)
                                      ------------------------------------------------------------------------------
From capital transactions:
  Net proceeds from units sold                 11,935            11,995         27,084        152,736         55,635
  Cost of units redeemed                      (36,113)          (39,425)      (242,269)      (960,991)    (1,296,675)
  Net transfers                               (89,226)           18,907        (15,022)        18,497       (374,165)
  Contract maintenance charge                     (54)              (81)          (318)        (1,073)        (1,122)
                                      ------------------------------------------------------------------------------
    Increase (decrease) in net assets
     from capital transactions               (113,458)           (8,604)      (230,525)      (790,831)    (1,616,327)
                                      ------------------------------------------------------------------------------
Increase (decrease) in net assets            (111,795)          (81,861)      (365,577)    (2,319,492)    (2,836,901)
Net assets at beginning of period             321,620           573,654      2,106,807     10,692,807     11,489,423
                                      ------------------------------------------------------------------------------
Net assets at end of period           $       209,825    $      491,793    $ 1,741,230    $ 8,373,315    $ 8,652,522
                                      ==============================================================================
ANALYSIS OF INCREASE
  (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                      629               982          1,677          6,402          2,721
  Units redeemed                               (1,919)           (3,455)       (14,136)       (40,825)       (63,201)
  Units transferred                            (4,588)            1,624           (873)         1,562        (18,807)
                                      -------------------------------------------------------------------------------
Increase (decrease) in units
  outstanding                                  (5,878)             (849)       (13,332)       (32,861)       (79,287)
Beginning units                                17,492            50,384        125,672        460,508        577,056
                                      -------------------------------------------------------------------------------
Ending units                                   11,614            49,535        112,340        427,647        497,769
                                      ===============================================================================

                                                                                      MTB
                                                                                    Managed        Franklin
                                        Growth-       Growth and      Mid Cap      Allocation       Income
                                         Income         Income         Value         Fund -       Securities
                                          Fund        Portfolio      Portfolio      Moderate         Fund
                                       (Class 2)      (Class VC)    (Class VC)     Growth II      (Class 2)
                                      ----------------------------------------------------------------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment income
    (loss)                            $   (95,611)   $  (136,964)   $   (1,312)   $    (1,311)   $   211,068

  Net realized gains
    (losses)                             (199,541)      (115,484)       (2,275)          (611)        13,383
  Change in net unrealized
    appreciation
    (depreciation) of investments      (1,083,832)    (1,719,854)      (27,899)       (10,480)      (580,813)
                                      ----------------------------------------------------------------------
    Increase (decrease) in net
      assets from operations           (1,378,984)    (1,972,302)      (31,486)       (12,402)      (356,362)
                                      ----------------------------------------------------------------------
From capital transactions:
  Net proceeds from units sold             43,559        974,847         2,918              -      1,426,742
  Cost of units redeemed               (1,114,243)      (544,278)       (6,971)        (7,169)      (110,153)
  Net transfers                          (114,999)       661,268        (5,491)         1,029      1,091,253
  Contract maintenance charge              (1,246)          (977)          (76)            (9)          (305)
                                      ----------------------------------------------------------------------
    Increase (decrease) in net assets
     from capital transactions         (1,186,929)     1,090,860        (9,620)        (6,149)     2,407,537
                                      ----------------------------------------------------------------------
Increase (decrease) in net assets      (2,565,913)      (881,442)      (41,106)       (18,551)     2,051,175
Net assets at beginning of period      12,783,276     11,488,810       202,710        117,510      2,942,495
                                      ----------------------------------------------------------------------
Net assets at end of period           $10,217,363    $10,607,368    $  161,604    $    98,959    $ 4,993,670
                                      ======================================================================
ANALYSIS OF INCREASE
  (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                2,712        101,349           220              -        135,554
  Units redeemed                          (66,568)       (46,661)         (480)          (711)       (10,286)
  Units transferred                        (6,931)        67,108          (334)           118        101,498
                                      -----------------------------------------------------------------------
Increase (decrease) in units
  outstanding                             (70,787)       121,796          (594)          (593)       226,766
Beginning units                           771,857        991,030        13,916         12,029        282,085
                                      -----------------------------------------------------------------------
Ending units                              701,070      1,112,826        13,322         11,436        508,851
                                      =======================================================================

    The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                           FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2011
                                  (Unaudited)
                                  (Continued)

                                         Franklin
                                       Templeton VIP
                                         Founding                                                     Allocation
                                           Funds         Allocation     Allocation     Allocation      Moderate
                                        Allocation        Balanced        Growth        Moderate        Growth       Real Return
                                           Fund          Portfolio      Portfolio      Portfolio      Portfolio       Portfolio
                                         (Class 2)       (Class 3)      (Class 3)      (Class 3)      (Class 3)       (Class 3)
                                      ------------------------------------------------------------------------------------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment income
  (loss)                              $      (35,421)   $   (31,078)   $    (8,373)   $   (43,074)   $   (26,517)   $    (55,070)

  Net realized gains
  (losses)                                      (675)         3,974          3,741          8,523          9,912          41,020
  Change in net unrealized
  appreciation
  (depreciation) of investments             (301,909)      (208,442)      (209,160)      (589,782)      (449,324)        172,159
                                      ------------------------------------------------------------------------------------------
    Increase (decrease) in net
     assets from operations                 (338,005)      (235,546)      (213,792)      (624,333)      (465,929)        158,109
                                      ------------------------------------------------------------------------------------------
From capital transactions:
  Net proceeds from units sold               303,302      1,671,860      1,082,469      3,852,728      2,344,966       2,694,013
  Cost of units redeemed                     (58,562)       (88,182)       (19,510)      (120,986)       (38,240)       (131,145)
  Net transfers                              162,740        510,438        132,423        762,391        635,687         678,327
  Contract maintenance charge                   (290)             -              -            (53)           (70)           (129)
                                      ------------------------------------------------------------------------------------------
 Increase (decrease) in net assets
  from capital transactions                  407,190      2,094,116      1,195,382      4,494,080      2,942,343       3,241,066
                                      ------------------------------------------------------------------------------------------
Increase (decrease) in net assets             69,185      1,858,570        981,590      3,869,747      2,476,414       3,399,175
Net assets at beginning of period          2,983,855      1,708,086        207,442      1,629,705        980,010       2,763,425
                                      ------------------------------------------------------------------------------------------
Net assets at end of period           $    3,053,040    $ 3,566,656    $ 1,189,032    $ 5,499,452    $ 3,456,424    $  6,162,600
                                      ==========================================================================================
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                  33,700        145,197         95,351        330,493        205,902         231,141
  Units redeemed                              (6,161)        (7,573)        (1,759)       (10,537)        (3,454)        (11,219)
  Units transferred                           18,114         44,076         13,143         65,764         57,711          58,630
                                      ------------------------------------------------------------------------------------------
Increase (decrease) in units
 outstanding                                  45,653        181,700        106,735        385,720        260,159         278,552
Beginning units                              323,878        148,850         18,629        142,836         88,273         242,390
                                      ------------------------------------------------------------------------------------------
Ending units                                 369,531        330,550        125,364        528,556        348,432         520,942
                                      ==========================================================================================


    The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

1.   ORGANIZATION

     FS Variable Separate Account of First SunAmerica Life Insurance Company (the "Separate Account") is an investment account of First SunAmerica Life Insurance Company (the "Company"). The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company, which is a subsidiary of SAFG Retirement Services, Inc. (formerly known as AIG Retirement Services, Inc.), the retirement services and asset management organization within American International Group, Inc. ("American International Group"). American International Group is a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings, and asset management. AIG Retirement Services, Inc. changed its name to SAFG Retirement Services, Inc. on June 10, 2010. The Separate Account is registered as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

     The Separate Account offers the following variable annuity products: FSA Advisor, FSA Polaris, FSA Polaris II, FSA Polaris II A-Class Platinum Series, FSA Polaris Advantage, FSA Polaris Advantage II, FSA Polaris Choice, FSA Polaris Choice III, FSA Polaris Choice IV, FSA Polaris Platinum III, FSA Polaris Platinum O-Series, FSA Polaris Preferred Solution, and FSA WM Diversified Strategies III.

     The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full service securities firms, and financial institutions. The distributor of these contracts is SunAmerica Capital Services, Inc., an affiliate of the Company, except for FSA WM Diversified Strategies III, for which the distributor is Principal Funds Distributor, Inc. No underwriting fees are paid in connection with the distribution of these contracts.

     The Separate Account is composed of a total of 106 variable portfolios of different classes (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of one of the following: (1) the ten currently available Class 1 and Class 3 investment portfolios of the Anchor Series Trust (the "Anchor Trust"), (2) the sixty currently available Class 1 and Class 3 investment portfolios of the SunAmerica Series Trust (the "SunAmerica Trust"), (3) the three currently available Series II investment portfolios of the Invesco Variable Insurance Funds (the "Invesco Funds"),
     (4) the seventeen currently available Class 2 investment portfolios of the Principal Variable Contract Funds, Inc. (the "Principal Funds"), (5) the two currently available Class 1 investment portfolios of the Columbia Funds Variable Insurance Trust I (the "Columbia Trust I"), (6) the four currently available Class 2 investment portfolios of American Funds Insurance Series (the "American Series"), (7) the two currently available Class VC investment portfolio of the Lord Abbett Series Fund, Inc. (the "Lord Abbett Fund"), (8) the one currently available investment portfolio of the MTB Group of Funds (the "MTB Trust"), (9) the two currently available Class 2 investment portfolios of the Franklin Templeton Variable Insurance Products Trust (the "Franklin Templeton Trust"), or (10)

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

1.   ORGANIZATION (continued)

     the five currently available Class 3 investment portfolios of the Seasons Series Trust (the "Seasons Trust"). The primary difference between the classes of the Variable Accounts is that the Class 3 shares in the Anchor Trust, the SunAmerica Trust, and the Seasons Trust, the Class 2 shares in the American Series and the Principal Funds, the shares in the MTB Trust, the Class 2 shares in the Franklin Templeton Trust, and the Class II shares in the Invesco Funds are subject to 12b-1 fees of 0.25%, of each classes' average daily net assets, while the Class 1 shares are not subject to 12b-1 fees. The Class VC share of the Lord Abbett Fund and the Class I shares of the Columbia Trust I are not subject to the 12b-1 fees. The American Series, the Anchor Trust, the Lord Abbett Fund, the SunAmerica Trust, the Invesco Funds, the Principal Funds, the Columbia Trust I, the MTB Trust, the Franklin Templeton Trust, and the Seasons Trust (collectively referred to as the "Trusts") are diversified, open-ended investment companies, which retain investment advisers to assist in their investment activities. The Anchor Trust, SunAmerica Trust, and Seasons Trust are affiliated investment companies. The contractholder may elect to have payments allocated to one of the offered guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. The financial statements include balances allocated by contractholders to the Variable Accounts and do not include balances allocated to the General Account.

     On May 2, 2011, the following portfolios and Trust were renamed. The predecessor and current portfolios and trusts before and after the change are listed below.


Predecessor Columbia Trust Portfolio          CurrentColumbia  Trust  Portfolio
------------------------------------          ---------------------------------
Columbia High Yield Fund,                     Columbia Variable Portfolio -
Variable Series                               High Income Fund
Columbia Marsico Focused Equities Fund,       Columbia Variable Portfolio -
Variable Series                               Marsico Focused Equities Fund


     Effective May 2, 2011, the Columbia Trust I renamed the Class A of shares of Columbia Variable Portfolio - High Income Fund and the Columbia Variable Portfolio - Marsico Focused Equities Fund, which were not subject to 12b-1 distribution fees, with Class 1 shares which are not subject to 12b-1 distribution fees.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENT ACCOUNTING AND VALUATION: The investments are stated at the net asset value of each of the portfolios of the Trusts as determined at the close of the business day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the

                               FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

     Trusts are recognized at the date of sale and are determined on a first-in, first-out basis. Accumulation unit values are computed daily based on the total net assets of the portfolios.

     FEDERAL INCOME TAXES: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are port of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

     USE OF ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

     RESERVES FOR CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: Net assets allocated to contracts in the payout period are based on the Annuity 2000 Mortality Table, the 1971 Individual Mortality Table, and the 1983 (a) Individual Mortality Table depending on the calendar year of annuitization as well as other assumptions, including provisions for the risk of adverse deviation from assumptions. An assumed interest rate of 3.5% is used in determining annuity payments for all products.

     The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of the annuitant than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. The mortality risk during the year did not result in greater longevity of the annuitant than expected. Therefore, there were no transfers to the Separate Accounts by the Company during each of the two fiscal years.

     Annuity benefit payments are recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets.

                           PART C -- OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements


The following financial statements of The United States Life Insurance Company in the City of New York are included herein. The following financial statements of FS Variable Separate Account and First SunAmerica Life Insurance Company are incorporated by reference to Form N-4, Initial Registration Statement under the Securities Act of 1933 and the Investment Company Act of 1940, File Nos. 333-178841 and 811-08810, filed on January 3, 2012, Accession No. 0000950123-11-
104741:



FS Variable Separate Account Financial Statements:


     -   Report of Independent Registered Public Accounting Firm


     -   Statements of Assets and Liabilities as of December 31, 2010


     -   Schedules of Portfolio Investments as of December 31, 2010


     - Statements of Operations for the year ended December 31, 2010, except as indicated


     - Statements of Changes in Net Assets for the years ended December 31, 2010 and 2009, except as indicated


     -   Notes to Financial Statements





First SunAmerica Life Insurance Company Financial Statements:


     -   Report of Independent Registered Public Accounting Firm


     -   Balance Sheets as of December 31, 2010 and 2009 (restated)


     - Statements of Income (Loss) and Comprehensive Income (Loss) for the years ended December 31, 2010, 2009 (restated) and 2008 (restated)


     - Statements of Shareholder's Equity for the years ended December 31, 2010, 2009 (restated) and 2008 (restated)


     - Statements of Cash Flows for the years ended December 31, 2010, 2009 (restated) and 2008 (restated)


     -   Notes to Financial Statements



The following financial statements are included herein:



The United States Life Insurance Company in the City of New York Financial
Statements:


     -   Report of Independent Registered Public Accounting Firm


     -   Balance Sheets as of December 31, 2010 (Restated) and 2009


     - Statements of Income (Loss) for the years ended December 31, 2010, 2009 and 2008


     - Statements of Comprehensive Income (Loss) for the years ended December 31, 2010 (Restated), 2009 and 2008


     - Statements of Shareholder's Equity for the years ended December 31, 2010 (Restated), 2009 and 2008


     - Statements of Cash Flows for the years ended December 31, 2010, 2009 and 2008


     -   Notes to Financial Statements



Pro Forma financial statements (unaudited) of The United States Life Insurance Company in the City of New York at September 30, 2011 and December 31, 2010, and for the nine months ended September 30, 2011, and 2010, and financial statements (unaudited) for FS Variable Separate Accounts at September 30, 2011 and for the nine months ended September 30, 2011, are included herein.


(b) Exhibits

(1)   Resolutions Establishing Separate Account...................................    3
(2)   Custody Agreements..........................................................    Not Applicable
(3)   (a)     Form of Distribution Agreement......................................    14
      (b)     Form of Selling Agreement...........................................    14
(4)   (a)     Form of Fixed and Variable Annuity Contract.........................    12
      (b)     Form of IRA Endorsement.............................................    4
      (c)     Form of Nursing Home Rider..........................................    6
      (d)     Form of Optional Guaranteed Living Benefit Endorsement..............    10
      (e)     Form of Extended Legacy Program Guide...............................    11
      (f)     Form of Maximum Anniversary Value Optional Death Benefit
              Endorsement.........................................................    11
      (g)     Merger Endorsement..................................................    14
(5)   Annuity Application Specimen Contract.......................................    4
      (a)     Form of Annuity Application.........................................    11
(6)   Corporate Documents
      (a)     Copy of the Bylaws of The United States Life Insurance Company in
              the City of New York, amended and restated December 4, 2010.........    13
(7)   Reinsurance Contract........................................................    Not Applicable
(8)   Material Contracts

      (a)     Form of Anchor Series Trust Fund Participation Agreement............    1
      (b)     Form of SunAmerica Series Trust Fund Participation Agreement........    1
      (c)     Form of Lord Abbett Series Fund, Inc. Fund Participation Agreement..    2
      (d)     Form of American Funds Insurance Series and SunAmerica Series Trust
              Master-Feeder Fund Participation Agreement..........................    7
      (e)     Form of Franklin Templeton Variable Insurance Products Trust Fund
              Participation Agreement.............................................    8
      (e)(1)  Form of Amendment to Franklin Templeton Variable Insurance Products
              Trust Fund Participation Agreement..................................    14
      (f)     AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Fund
              Participation Agreement.............................................    9
      (g)     Form of Seasons Series Trust Fund Participation Agreement...........    5
      (h)     Form of Letter of Consent to the Assignment of the Fund
              Participation Agreement.............................................    14
(9)   Opinion of Counsel and Consent of Depositor.................................    15
(10)  Consent of Independent Registered Public Accounting Firm....................    Filed Herewith
(11)  Financial Statements Omitted from Item 23...................................    Not Applicable
(12)  Initial Capitalization Agreement............................................    Not Applicable
(13)  Other
      (a)     Power of Attorney -- The United States Life Insurance Company in the
              City of New York Directors..........................................    15
      (b)     Capital Maintenance Agreement of American International Group,
              Inc. ...............................................................    14
      (c)     Agreement and Plan of Merger including the Charter of The United
              States Life Insurance Company in the City of New York as the
              Surviving Corporation...............................................    14



--------

1 Incorporated by reference to Post-Effective Amendment No. 5 and Amendment No. 7, File Nos. 033-85014 and 811-08810, filed January 30, 1998, Accession No. 0000950148-98-000132.

2 Incorporated by reference to Post-Effective Amendment No. 18 and Amendment No. 20, File Nos. 033-85014 and 811-08810, filed November 27, 2002, Accession No. 0000950148-02-002786.

3 Incorporated by reference to Initial Registration Statement to File Nos. 333-102137 and 811-08810, filed December 23, 2002, Accession No. 0000898430-02-
   004616.

4 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-102137 and 811-08810, filed August 14, 2003, Accession No. 0001193125-03-036541.

5 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-118218 and 811-08369, filed on December 10, 2004, Accession No. 0001193125-04-210437.

6 Incorporated by reference to Post-Effective Amendment No. 10 and Amendment No. 11, File Nos. 333-102137 and 811-08810, filed on September 21, 2006,
   Accession No. 0000950124-06-005436.

7 Incorporated by reference to Post-Effective Amendment No. 13 and Amendment No. 14, File Nos. 333-102137 and 811-08810, filed April 30, 2007, Accession
   No. 0000950124-07-002498.

8 Incorporated by reference to Post-Effective Amendment No. 3 and Amendment No. 6, File Nos. 333-146433 and 811-08810, filed on April 28, 2008, Accession No. 0000950148-08-000098.

9 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment No. 7, File Nos. 333-146491 and 811-08810, filed on August 26, 2010, Accession No. 0000950123-10-081251.

10 Incorporated by reference to Post-Effective Amendment No. 3 and Amendment No.
   4, File Nos. 333-157198 and 811-08810, filed on August 30, 2010, Accession No. 0000950123-10-082181.

11 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
   1, File Nos. 333-172004 and 811-08810, filed on April 27, 2011, Accession No. 0000950123-11-040083.

12 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
   1, File Nos. 333-175415 and 811-08810, filed on November 1, 2011, Accession No. 0000950123-11-093973.

13 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No.
   2, File Nos. 333-171493 and 811-04865-01, filed on May 2, 2011, Accession No.
   0001193125-11-120900.

14 Incorporated by reference to Initial Registration Statement, File Nos. 333-
   178841 and 811-08810, filed on January 3, 2012, Accession No. 0000950123-11-
   104741.


15 Incorporated by reference to Pre-Effective Amendment No. 1 under the
   Securities Act of 1933 and Amendment No. 1 under the Investment Company Act of 1940, File Nos. 333-178849 and 811-08810 filed on December 30, 2011,
   Accession No. 0000950123-11-104758.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR



                                    POSITIONS AND OFFICES WITH DEPOSITOR
NAMES AND PRINCIPAL BUSINESS        THE UNITED STATES LIFE INSURANCE COMPANY IN THE
ADDRESS                             CITY OF NEW YORK
----------------------------        --------------------------------------------------
Jay S. Wintrob(1).............      Director, Chairman, President and Chief Executive
                                    Officer
Bruce R. Abrams(2)............      Director, President -- Western National
Michael J. Akers(3)...........      Director, Executive Vice President and Chief
                                    Financial Officer
William J. Carr(4)............      Director
Mary Jane B. Fortin(5)........      Director, President -- American General
William J. Kane(6)............      Director
H. Thomas McMeekin(7).........      Director, Chief Investment Officer
Scott H. Richland(8)..........      Director
W. Lawrence Roth(9)...........      Director
Jana W. Greer(10).............      President -- SunAmerica Retirement Markets
Steven D. Anderson(5).........      Senior Vice President and Assistance Controller
Robert M. Beuerlein(3)........      Senior Vice President and Chief and Appointed
                                    Actuary
Don W. Cummings(3)............      Senior Vice President and Controller
N. Scott Gillis(10)...........      Senior Vice President and Treasurer
Glen D. Keller(4).............      Senior Vice President
Frank A. Kophamel(3)..........      Senior Vice President
Christine A. Nixon(1).........      Senior Vice President and Chief Legal Officer
Stephen J. Stone(10)..........      Senior Vice President
Edward F. Bacon(3)............      Vice President
Gavin d. Friedman(1)..........      Vice President
Richard L. Gravette(3)........      Vice President and Assistant Treasurer
Julie Cotton Hearne(5)........      Vice President and Secretary
Sharla A. Jackson(5)..........      Vice President
W. Larry Mask(5)..............      Vice President, Real Estate Investment Officer &
                                    Assistant Secretary
T. Clay Spires(3).............      Vice President and Tax Officer
William P. Hayes(2)...........      Chief Compliance Officer
Becky A. Strom(3).............      Privacy and Anti-Money Laundering Officer
Larry Blews(3)................      Chief Compliance Officer, 38a-1
Debra L. Herzog(2)............      Assistant Secretary
Virginia N. Puzon(1)..........      Assistant Secretary
M. Carmen Rodriguez(2)........      Assistant Secretary

SunAmerica Retirement Markets Divisional Officers:
Edwin R. Raquel(10)...........      Senior Vice President
Mallary L. Reznik(10).........      Senior Vice President and General Counsel
Timothy W. Still(10)..........      Senior Vice President
Edward T. Texeria(10).........      Senior Vice President
William T. Devanney, Jr.(10)..      Senior Vice President
Manda Ghaferi(1)..............      Vice President
Rodney A. Haviland(10)........      Vice President
Monica F. Suryapranata(10)....      Vice President
Ana Ure(10)...................      Vice President and Compliance Officer



--------


(1)    1 SunAmerica Center, Los Angeles, California 90067-6121



(2)    2919 Allen Parkway, Houston, Texas 77019



(3)    2727 A-Allen Parkway, Houston, Texas 77019



(4)    147 Warrenton Drive, Houston, Texas 77024



(5)    2929 Allen Parkway, Houston, Texas 77019



(6)    10816 Andora Avenue, Chatsworth, California 91311



(7)    180 Maiden Lane, New York, New York 10038

(8)    1685 Rico Place, Palos Verdes Estates, California 90274



(9)    One World Financial Center, 200 Liberty Street, New York, New York 10281



(10)   21650 Oxnard Street, Suite 750, Woodland Hills, California 91367-4901



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT



The Registrant is a separate account of The United States Life Insurance Company in the City of New York ("Depositor"). The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.'s Form 10-K, SEC File No. 001-08787, Accession No. 0001047469-11-001283, filed on February 24, 2011. Exhibit 21 is incorporated herein by reference.


ITEM 27.  NUMBER OF CONTRACT OWNERS

As of December 1, 2011, the number of Polaris Retirement Protector contracts funded by FS Variable Separate Account was 1 of which 1 were qualified contracts and 0 were non-qualified contracts.


ITEM 28.  INDEMNIFICATION



Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.



THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK



To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity in any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.


ITEM 29.  PRINCIPAL UNDERWRITER

(a) SunAmerica Capital Services, Inc. acts as distributor for the following investment companies:


     SunAmerica Annuity and Life Assurance Company -- Variable Separate Account SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account One
     SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account
     Two
     SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account Four
     SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account Five
     SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account Seven
     SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account Nine
     The United States Life Insurance Company in the City of New York -- FS Variable Separate Account
     The United States Life Insurance Company in the City of New York -- FS Variable Annuity Account One
     The United States Life Insurance Company in the City of New York -- FS Variable Annuity Account Two
     The United States Life Insurance Company in the City of New York -- FS Variable Annuity Account Five
     Anchor Series Trust
     SunAmerica Series Trust
     SunAmerica Equity Funds
     SunAmerica Income Funds
     SunAmerica Focused Series, Inc.
     SunAmerica Money Market Funds, Inc.
     SunAmerica Senior Floating Rate Fund, Inc.

(b) Directors, Officers and principal place of business:

OFFICER/DIRECTORS*                               POSITION
------------------                               --------
Peter A. Harbeck.........   Director
James T. Nichols.........   Director, President & Chief Executive Officer
Stephen A. Maginn(1).....   Director, Chief Distribution Officer
Frank Curran.............   Vice President, Controller, Financial Operation
                            Principal and Chief Financial Officer, Treasurer
James D. Siegel..........   Chief Compliance Officer
John T. Genoy............   Vice President
Mallary L. Reznik(2).....   Vice President
Christine A. Nixon(2)....   Secretary
Virginia N. Puzon(2).....   Assistant Secretary


--------

  * Unless otherwise indicated, the principal business address of SunAmerica Capital Services, Inc. and of each of the above individuals is Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311.


  (1) Principal business address is 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4901.



  (2) Principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6121.


(c) SunAmerica Capital Services, Inc. retains no compensation or commissions from the Registrant.


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS



All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of The United States Life Insurance Company in the City of New York at its principal executive office located at One World Financial Center, 200 Liberty Street, New York, New York 10281 or at The United States Life Insurance Company in the City of New York's Administrative Offices located at 21650 Oxnard Street, Suite 750, Woodland Hills, California 91367-4901.


ITEM 31.  MANAGEMENT SERVICES

Not Applicable.

ITEM 32.  UNDERTAKINGS

GENERAL REPRESENTATIONS

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.

UNDERTAKINGS OF THE REGISTRANT

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FS Variable Separate Account has caused this Registration Statement to be signed on its behalf by the undersigned, in the City of Los Angeles, and the State of California, on this 20th day of January, 2012.




                                        FS VARIABLE SEPARATE ACCOUNT

                                        (Registrant)



                                        By: THE UNITED STATES LIFE INSURANCE
                                            COMPANY
                                            IN THE CITY OF NEW YORK


                                            (On behalf of the Registrant and
                                            itself)



                                        By: /s/ DON W. CUMMINGS

                                            ------------------------------------

                                            DON W. CUMMINGS
                                            SENIOR VICE PRESIDENT AND
                                            CONTROLLER



As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.




          SIGNATURE                             TITLE                          DATE
          ---------                             -----                          ----
/s/ JANA W. GREER                 President -- SunAmerica Retirement     January 20, 2012
-----------------------------                  Markets
JANA W. GREER                       (Principal Executive Officer)


/s/ MICHAEL J. AKERS              Director, Executive Vice President     January 20, 2012
-----------------------------        and Chief Financial Officer
MICHAEL J. AKERS


DON W. CUMMINGS*                  Senior Vice President & Controller     January 20, 2012
-----------------------------
DON W. CUMMINGS


                                               Director                             , 2012
-----------------------------
BRUCE R. ABRAMS


WILLIAM J. CARR*                               Director                  January 20, 2012
-----------------------------
WILLIAM J. CARR


MARY JANE B. FORTIN*                           Director                  January 20, 2012
-----------------------------
MARY JANE B. FORTIN


WILLIAM J. KANE*                               Director                  January 20, 2012
-----------------------------
WILLIAM J. KANE


                                               Director                             , 2012
-----------------------------
H. THOMAS McMEEKIN


SCOTT H. RICHLAND*                             Director                  January 20, 2012
-----------------------------
SCOTT H. RICHLAND


R. LAWRENCE ROTH*                              Director                  January 20, 2012
-----------------------------
R. LAWRENCE ROTH


/s/ MANDA GHAFERI                          Attorney-in-Fact              January 20, 2012
-----------------------------
*MANDA GHAFERI

                                  EXHIBIT INDEX


EXHIBIT NO.                                      DESCRIPTION
-----------                                      -----------
    (10)        Consent of Independent Registered Public Accounting Firm